UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2012

Dear Anchor Series Trust Investor:

We are pleased to present our semi-annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2012. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Greer

President and CEO, SunAmerica Annuity and Life Assurance Company

Executive Vice President, The United States Life Insurance Company in the City of New York

August 8, 2012

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held until June 30, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2012” column and the “Expense Ratio as of June 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2012” column and the “Expense Ratio as of June 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2012	Ending Account Value Using Actual Return at June 30, 2012	Expenses Paid During the Six Months Ended June 30, 2012*	Beginning Account Value at January 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2012	Expenses Paid During the Six Months Ended June 30, 2012*	Expense Ratio as of June 30, 2012*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,023.12	$3.02	$1,000.00	$1,021.88	$3.02	0.60%
Class 2	$1,000.00	$1,022.49	$3.77	$1,000.00	$1,021.13	$3.77	0.75%
Class 3	$1,000.00	$1,021.91	$4.27	$1,000.00	$1,020.64	$4.27	0.85%
Asset Allocation Portfolio@
Class 1	$1,000.00	$1,056.79	$4.04	$1,000.00	$1,020.93	$3.97	0.79%
Class 2	$1,000.00	$1,056.15	$4.81	$1,000.00	$1,020.19	$4.72	0.94%
Class 3	$1,000.00	$1,055.51	$5.32	$1,000.00	$1,019.69	$5.22	1.04%
Growth and Income Portfolio@
Class 1	$1,000.00	$1,063.58	$8.82	$1,000.00	$1,016.31	$8.62	1.72%
Growth Portfolio@
Class 1	$1,000.00	$1,062.14	$4.15	$1,000.00	$1,020.84	$4.07	0.81%
Class 2	$1,000.00	$1,061.66	$4.92	$1,000.00	$1,020.09	$4.82	0.96%
Class 3	$1,000.00	$1,061.27	$5.43	$1,000.00	$1,019.59	$5.32	1.06%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$1,163.15	$4.09	$1,000.00	$1,021.08	$3.82	0.76%
Class 2	$1,000.00	$1,162.36	$4.89	$1,000.00	$1,020.34	$4.57	0.91%
Class 3	$1,000.00	$1,161.63	$5.43	$1,000.00	$1,019.84	$5.07	1.01%
Natural Resources Portfolio@
Class 1	$1,000.00	$926.99	$4.12	$1,000.00	$1,020.59	$4.32	0.86%
Class 2	$1,000.00	$925.90	$4.84	$1,000.00	$1,019.84	$5.07	1.01%
Class 3	$1,000.00	$925.56	$5.31	$1,000.00	$1,019.34	$5.57	1.11%
Multi-Asset Portfolio@
Class 1	$1,000.00	$1,050.42	$7.65	$1,000.00	$1,017.40	$7.52	1.50%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$1,068.49	$8.85	$1,000.00	$1,016.31	$8.62	1.72%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the period divided by 366. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have remained the same.

4

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	31.4%
United States Treasury Notes	25.3
Federal National Mtg. Assoc.	10.6
Government National Mtg. Assoc.	7.0
Diversified Financial Services	6.6
Repurchase Agreements	5.8
Diversified Banking Institutions	4.6
United States Treasury Bonds	4.5
Municipal Bonds	3.1
Banks-Commercial	1.6
Sovereign Agency	1.3
Federal Home Loan Bank	1.2
Telephone-Integrated	1.2
Schools	1.1
Regional Authority	0.9
Transport-Services	0.9
Banks-Super Regional	0.8
Retail-Discount	0.8
Finance-Investment Banker/Broker	0.7
Oil Companies-Integrated	0.7
Finance-Other Services	0.6
Insurance-Life/Health	0.5
Medical-Drugs	0.5
Diversified Manufacturing Operations	0.5
Insurance-Multi-line	0.5
Electric-Distribution	0.4
Special Purpose Entities	0.4
Computers	0.4
Auto-Cars/Light Trucks	0.4
Medical Labs & Testing Services	0.3
Sovereign	0.2
Airlines	0.2
Finance-Commercial	0.2
Banks-Money Center	0.2
Aerospace/Defense-Equipment	0.2
Electric-Generation	0.1
Medical-HMO	0.1
Finance-Consumer Loans	0.1

115.9%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	77.4%
Aa	5.9
A	9.8
Baa	3.1
Not Rated@	3.8

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/17	$3,000,000	$3,017,947
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/16	2,500,000	2,545,330
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/16	755,000	759,611
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	4,656,671	4,739,327
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,374,395
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.45% due 03/11/39(1)	3,870,000	4,348,905
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/44(1)	4,700,000	5,230,277
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	4,500,000	5,066,888
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/46*(1)	3,110,738	3,332,197
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/15	1,440,000	1,449,906
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/19	2,470,000	2,512,380
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	130,866	132,673
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,204,329
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/15	2,505,000	2,515,179
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	5,129,694

Total Asset Backed Securities (cost $48,017,264)		51,359,038

U.S. CORPORATE BONDS & NOTES — 16.1%
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 1.80% due 06/01/17	395,000	403,389

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 3.10% due 06/01/22	$355,000	$371,991
United Technologies Corp. Senior Notes 4.50% due 06/01/42	905,000	994,056

		1,769,436

Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,318,529	2,638,764

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/17*	4,000,000	4,059,344

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,185,291

Banks-Super Regional — 0.8%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	505,818
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,200,313
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,821,860

		9,527,991

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	4,000,000	4,122,320

Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,528,530
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,703,524
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,910,769
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,349,722
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	346,969
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,622,255
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,336,320
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,665,744

6

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	$2,400,000	$2,503,397
JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,204,606
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,775,416
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	1,080,000	1,185,863
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,300,000	5,352,422

		41,485,537

Diversified Financial Services — 2.0%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,835,150
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	6,491,058
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	6,190,915

		22,517,123

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,365,999

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	797,214

Finance-Investment Banker/Broker — 0.4%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	4,998,529

Finance-Other Services — 0.6%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	6,311,729

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	6,080,565

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,331,188
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	2,100,000	2,130,773

		5,461,961

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	3,109,610

Security Description	Principal Amount	Value (Note 2)

Medical-Drugs — 0.3%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	$2,500,000	$3,133,375

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	386,000	400,530
Kaiser Foundation Hospitals Senior Notes 4.88% due 04/01/42	730,000	804,346

		1,204,876

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,538,620
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	5,520,535

		9,059,155

Schools — 1.1%
President and Fellows of Harvard Bonds 6.30% due 10/01/37	5,000,000	5,818,350
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,936,850

		12,755,200

Sovereign Agency — 0.8%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	7,400,000	8,977,939

Special Purpose Entity — 0.4%
Postal Square LP Government Guar. Notes 8.95% due 06/15/22	3,144,250	4,338,933

Telecom Services — 0.0%
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	521,993

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,784,131
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,231,524
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,713,451
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/21	1,830,000	1,948,343
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/41	660,000	725,937

		13,403,386

7

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	$2,952,441	$3,506,024
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/20	5,000,000	6,965,145

		10,471,169

Total U.S. Corporate Bonds & Notes (cost $163,120,744)		181,297,439

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Banks-Commercial — 1.6%
Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,403,309
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,524,248
ING Bank NV Notes 3.75% due 03/07/17*	5,300,000	5,275,138
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,710,899
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,603,204
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,337,131

		17,853,929

Diversified Banking Institutions — 0.9%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	1,160,000	1,204,542
HSBC Holdings PLC Senior Notes 6.10% due 01/14/42	3,200,000	3,918,960
UBS AG Senior Notes 2.25% due 01/28/14	5,000,000	5,025,580

		10,149,082

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,542,897

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Series HY 8.40% due 01/15/22	3,000,000	4,340,157

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,547,738

Security Description	Principal Amount	Value (Note 2)

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	$2,900,000	$3,277,925

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/17	2,560,000	2,564,636

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,259,052
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,200,622
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	3,056,726

		7,516,400

Total Foreign Corporate Bonds & Notes (cost $47,712,997)		52,792,764

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,799,250

MUNICIPAL BONDS & NOTES — 3.1%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	4,950,000	6,140,970
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	2,400,000	3,199,464
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,831,199
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,586,950
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,616,321
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	3,450,000	4,612,063
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	2,800,000	3,280,984
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	1,154,792
State of California Revenue Bonds 7.55% due 04/01/39	915,000	1,176,617
State of Wisconsin Revenue Bonds Series A 5.70% due 05/15/43	2,500,000	2,953,700

8

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
University of California Revenue Bonds 5.77% due 05/15/43	$2,955,000	$3,626,406
University of California Regents Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	2,240,921

Total Municipal Bonds & Notes (cost $29,479,560)		35,420,387

U.S. GOVERNMENT AGENCIES — 51.6%
Federal Home Loan Bank — 1.2%
5.13% due 08/14/13	13,000,000	13,706,589

Federal Home Loan Mtg. Corp. — 31.4%
3.00% due July TBA	7,500,000	7,841,016
3.50% due July TBA	5,000,000	5,245,312
3.50% due July TBA	11,000,000	11,567,187
4.00% due July TBA	12,000,000	12,733,126
4.00% due 09/01/26	3,576,663	3,786,465
4.00% due 12/01/40	18,989,589	20,177,360
4.50% due 02/01/39	17,147,326	18,411,288
4.50% due 03/01/39	3,956,864	4,227,683
5.00% due 12/01/26	547,083	594,419
5.00% due 02/01/28	371,756	399,566
5.00% due 01/01/30	59,382	64,186
5.00% due 02/01/30	14,494,726	15,622,051
5.00% due 06/01/33	61,714	66,684
5.00% due 11/01/33	1,695,966	1,835,025
5.00% due 06/01/34	88,133	95,263
5.00% due 11/01/34	92,403	99,591
5.00% due 07/01/35	855,893	931,205
5.00% due 11/01/35	39,427	43,547
5.00% due 12/01/35	183,461	197,759
5.00% due 03/01/36	587,859	632,661
5.00% due 06/01/36	853,428	919,813
5.00% due 07/01/36	94,071	101,240
5.00% due 08/01/36	62,592	67,362
5.00% due 01/01/37	821,674	885,708
5.00% due 03/01/37	844,783	908,110
5.00% due 04/01/37	1,092,585	1,174,487
5.00% due 06/01/37	67,271	72,314
5.00% due 07/01/37	118,109	126,962
5.00% due 01/01/38	1,534,604	1,649,642
5.00% due 02/01/38	3,349,922	3,610,984
5.00% due 03/01/38	40,359,497	43,435,389
5.00% due 05/01/38	178,314	191,681
5.00% due 06/01/38	143,358	154,104
5.00% due 07/01/38	770,352	828,099
5.00% due 09/01/38	7,156	7,692
5.00% due 02/01/39	32,949	35,419
5.00% due 10/01/39	45,465	48,874
5.00% due 02/01/40	150,747	162,047
5.00% due 04/01/40	802,572	869,757
5.00% due 06/01/40	4,397,683	4,765,822
5.00% due 07/01/40	33,637	36,453
5.00% due 08/01/40	5,659,025	6,132,755
5.00% due 04/01/41	40,631	44,083
5.00% due 05/01/41	4,206,340	4,563,721
5.00% due 06/01/41	787,528	857,145
5.00% due 07/01/41	16,399,693	17,841,179
5.50% due 03/01/23	68,240	74,787
5.50% due 03/01/27	217,008	237,083
5.50% due 04/01/27	150,899	164,858

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 05/01/27	$1,217,831	$1,325,920
5.50% due 11/01/27	348,107	379,003
5.50% due 06/01/28	266,453	290,102
5.50% due 02/01/34	498,160	546,578
5.50% due 06/01/35	53,382	58,370
5.50% due 12/01/35	504,731	551,895
5.50% due 07/01/36	254,558	277,470
5.50% due 10/01/36	3,495,628	3,810,254
5.50% due 12/01/36	12,280	13,386
5.50% due 04/01/37	115,408	125,579
5.50% due 11/01/37	421,293	458,422
5.50% due 12/01/37	462,362	503,110
5.50% due 01/01/38	9,041,202	9,838,007
5.50% due 02/01/38	11,790,684	12,829,802
5.50% due 03/01/38	2,147,657	2,339,024
5.50% due 04/01/38	17,855,567	19,420,043
5.50% due 05/01/38	492,162	538,305
5.50% due 06/01/38	397,120	431,746
5.50% due 08/01/38	22,248,798	24,199,986
5.50% due 09/01/38	3,461,537	3,763,358
5.50% due 11/01/38	690,154	750,331
5.50% due 12/01/38	1,587,271	1,725,670
5.50% due 03/01/39	9,090,204	9,883,829
5.50% due 12/01/39	7,000,000	7,616,913
5.50% due 01/01/40	1,301,089	1,415,754
5.50% due 02/01/40	16,022	17,434
5.50% due 05/01/40	375,948	409,081
5.50% due 08/01/40	37,309,787	40,597,915
5.50% due 06/01/41	5,208,904	5,667,967
6.00% due 12/01/39	493,187	540,871
6.00% due July TBA	7,400,000	8,107,625
7.50% due 05/01/27	3,407	4,100

		352,976,814

Federal National Mtg. Assoc. — 10.6%
2.50% due July TBA	1,000,000	1,030,313
3.00% due July TBA	26,000,000	27,239,061
3.88% due 07/12/13	6,800,000	7,054,708
4.00% due 09/01/26	18,598,542	19,802,838
4.50% due 11/01/26	2,937,932	3,161,681
4.50% due 01/01/27	6,000,000	6,424,453
4.50% due 10/01/31	14,843,048	16,093,190
5.00% due July TBA	27,200,000	29,435,500
5.50% due 03/01/38	7,134,619	7,785,691
5.50% due 06/01/38	353,457	385,713
5.50% due 08/01/38	260,307	284,061
5.50% due 09/01/39	125,623	137,920
5.50% due 05/01/40	39,739	43,762
5.50% due 06/01/40	38,262	42,136

		118,921,027

Government National Mtg. Assoc. — 7.0%
3.50% due July TBA	5,000,000	5,347,656
4.00% due July TBA	15,500,000	16,880,468
5.00% due 07/15/33	4,378,173	4,854,110
5.00% due 10/15/33	328,884	364,526
5.00% due 11/15/33	259,878	288,004
5.00% due 12/15/33	75,429	83,566
5.00% due 01/15/34	477,466	527,206
5.00% due 02/15/34	283,941	314,355
5.00% due 03/15/34	12,013	13,300
5.00% due 05/15/34	20,340	22,589
5.00% due 09/15/35	309,873	343,794
5.00% due 11/15/35	34,109	37,768

9

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 12/15/35	$82,830	$91,419
5.00% due 02/15/36	66,025	72,769
5.00% due 03/15/36	58,541	64,865
5.00% due 05/15/36	31,017	34,185
5.00% due 09/15/36	19,201	21,162
5.00% due 10/15/37	24,350	26,807
5.00% due 04/15/38	9,715	10,695
5.00% due 05/15/38	46,832	52,142
5.00% due 06/15/38	27,125	29,862
5.00% due 07/15/38	1,156,777	1,273,490
5.00% due 08/15/38	2,072,750	2,302,175
5.00% due 09/15/38	1,886,206	2,077,734
5.50% due 10/15/32	15,171	16,964
5.50% due 11/15/32	4,236	4,705
5.50% due 02/15/33	274,612	306,706
5.50% due 03/15/33	218,231	243,463
5.50% due 05/15/33	200,224	223,624
5.50% due 06/15/33	219,786	245,515
5.50% due 07/15/33	40,147	44,839
5.50% due 08/15/33	39,373	43,975
5.50% due 09/15/33	20,888	23,329
5.50% due 11/15/33	510,034	569,675
5.50% due 01/15/34	463,158	516,565
5.50% due 02/15/34	224,141	249,993
5.50% due 03/15/34	2,696,805	3,007,765
5.50% due 04/15/34	83,241	92,947
5.50% due 05/15/34	133,454	149,270
5.50% due 06/15/34	67,922	75,753
5.50% due 07/15/34	86,584	96,568
5.50% due 08/15/34	61,637	68,768
5.50% due 09/15/34	1,028,817	1,148,021
5.50% due 10/15/34	872,324	974,273
5.50% due 04/15/36	95,750	106,940
6.00% due July TBA	23,000,000	25,821,093
6.00% due 03/15/28	9,649	11,003
6.00% due 06/15/28	18,235	20,624
6.00% due 08/15/28	68,032	76,945
6.00% due 09/15/28	78,049	89,006
6.00% due 10/15/28	15,071	17,187
6.00% due 11/15/28	14,535	16,417
6.00% due 12/15/28	133,315	150,540
6.00% due 03/15/29	2,259	2,555
6.00% due 04/15/29	6,711	7,641
6.00% due 07/15/31	1,708	1,942
6.00% due 01/15/32	29,459	33,429
6.00% due 02/15/32	1,367	1,554
6.00% due 07/15/32	15,024	17,140
6.00% due 09/15/32	22,787	25,907
6.00% due 10/15/32	498,681	566,681
6.00% due 11/15/32	29,883	33,966
6.00% due 01/15/33	5,184	5,892
6.00% due 02/15/33	69,435	79,023
6.00% due 03/15/33	75,062	85,318
6.00% due 04/15/33	105,138	119,306
6.00% due 05/15/33	141,167	160,455
6.00% due 12/15/33	66,903	75,950
6.00% due 08/15/34	13,334	15,047
6.00% due 09/15/34	196,394	222,368
6.00% due 10/15/34	138,108	155,856
6.50% due 10/15/12	240	245
6.50% due 11/15/12	1,763	1,764
6.50% due 01/15/13	770	788

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.50% due 05/15/13	$2,105	$2,170
6.50% due 01/15/14	13,456	14,877
6.50% due 02/15/14	593	655
6.50% due 03/15/14	33,288	36,802
6.50% due 04/15/14	7,963	8,804
6.50% due 05/15/14	23,912	26,435
6.50% due 06/15/14	1,324	1,446
6.50% due 07/15/14	804	889
6.50% due 08/15/14	10,863	12,010
6.50% due 10/15/14	21	21
6.50% due 05/15/23	8,161	9,347
6.50% due 06/15/23	9,606	11,002
6.50% due 07/15/23	52,623	60,271
6.50% due 08/15/23	9,381	10,745
6.50% due 10/15/23	35,824	41,029
6.50% due 11/15/23	50,675	58,081
6.50% due 12/15/23	143,174	164,773
6.50% due 03/15/26	10,540	12,293
6.50% due 02/15/27	4,104	4,704
6.50% due 12/15/27	3,485	4,072
6.50% due 01/15/28	41,217	48,048
6.50% due 02/15/28	15,941	18,519
6.50% due 03/15/28	78,747	91,733
6.50% due 04/15/28	44,279	51,589
6.50% due 05/15/28	131,906	153,929
6.50% due 06/15/28	167,366	194,930
6.50% due 07/15/28	167,810	194,751
6.50% due 08/15/28	120,929	141,136
6.50% due 09/15/28	130,300	152,136
6.50% due 10/15/28	331,067	385,238
6.50% due 11/15/28	119,362	139,077
6.50% due 12/15/28	128,529	149,990
6.50% due 01/15/29	3,945	4,610
6.50% due 02/15/29	30,973	36,050
6.50% due 03/15/29	35,683	41,648
6.50% due 04/15/29	28,490	33,234
6.50% due 05/15/29	121,813	142,146
6.50% due 06/15/29	34,610	40,387
6.50% due 03/15/31	9,458	11,014
6.50% due 04/15/31	2,377	2,767
6.50% due 05/15/31	159,410	185,568
6.50% due 06/15/31	79,211	92,240
6.50% due 07/15/31	289,716	336,624
6.50% due 08/15/31	66,421	77,470
6.50% due 09/15/31	182,179	211,985
6.50% due 10/15/31	144,319	168,015
6.50% due 11/15/31	65,148	75,855
6.50% due 01/15/32	285,617	332,507
6.50% due 02/15/32	82,091	95,318
6.50% due 03/15/32	1,977	2,289
6.50% due 04/15/32	49,960	57,862
6.50% due 05/15/32	208,671	241,859
7.00% due 11/15/31	81,534	95,905
7.00% due 03/15/32	49,455	58,847
7.00% due 01/15/33	63,083	76,155
7.00% due 05/15/33	169,306	204,386
7.00% due 07/15/33	129,415	156,226
7.00% due 11/15/33	165,496	199,789
8.00% due 10/15/29	470	477
8.00% due 11/15/29	9,389	9,793
8.00% due 12/15/29	12,055	13,166
8.00% due 01/15/30	24,477	27,787
8.00% due 03/15/30	277	293

10

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
8.00% due 04/15/30	$44,266	$46,207
8.00% due 06/15/30	1,821	1,906
8.00% due 08/15/30	11,298	13,212
8.00% due 09/15/30	26,153	27,361
8.00% due 11/15/30	7,828	9,532
8.00% due 12/15/30	5,473	6,091
8.00% due 02/15/31	60,599	75,204
8.00% due 03/15/31	13,460	13,803
10.00% due 03/20/14	509	511
10.00% due 06/20/14	590	593
10.00% due 07/20/14	1,528	1,534
10.00% due 04/20/16	5,244	5,876
10.00% due 05/20/16	3,127	3,519
10.00% due 08/20/16	1,374	1,559
10.00% due 01/20/17	3,513	3,932
10.00% due 02/20/17	3,192	3,206
10.00% due 03/20/17	4,015	4,577
12.75% due 07/15/14	12,028	12,108
13.50% due 09/20/14	450	499
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/35(2)	183,833	210,981
Series 2005-74, Class HB 7.50% due 09/16/35(2)	775,356	894,438
Series 2005-74, Class HC 7.50% due 09/16/35(2)	280,966	324,913

		78,055,283

Regional Authority — 0.9%
U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/13	10,000,000	10,513,980

Sovereign Agency — 0.5%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	2,028,641
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,612,187
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	2,178,393

		5,819,221

Total U.S. Government Agencies (cost $571,709,482)		579,992,914

U.S. GOVERNMENT TREASURIES — 29.8%
United States Treasury Bonds — 4.5%
3.00% due 05/15/42	6,000,000	6,284,064
3.13% due 02/15/42	240,000	257,775
3.75% due 08/15/41	2,700,000	3,256,032
4.25% due 05/15/39	20,200,000	26,383,099
4.38% due 05/15/41	4,950,000	6,611,344
4.75% due 02/15/41	5,555,000	7,846,437

		50,638,751

United States Treasury Notes — 25.3%
0.25% due 04/30/14	1,100,000	1,098,668
0.63% due 05/31/17	19,000,000	18,912,429
1.00% due 09/30/16	6,500,000	6,601,055
1.00% due 03/31/17	20,000,000	20,275,000
1.25% due 10/31/15	21,000,000	21,523,362

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
1.75% due 05/31/16	$20,000,000	$20,912,500
1.75% due 05/15/22	4,500,000	4,539,726
1.88% due 02/28/14	22,000,000	22,564,608
2.00% due 11/15/21	27,630,000	28,646,701
2.13% due 12/31/15	42,000,000	44,336,250
2.13% due 08/15/21	32,700,000	34,370,774
2.38% due 02/28/15	25,000,000	26,306,650
3.13% due 09/30/13	24,500,000	25,365,144
3.13% due 04/30/17	4,500,000	5,010,471
3.13% due 05/15/21	3,000,000	3,415,314

		283,878,652

Total U.S. Government Treasuries (cost $315,018,079)		334,517,403

Total Long-Term Investment Securities (cost $1,177,776,501)		1,238,179,195

REPURCHASE AGREEMENTS — 5.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)	15,650,000	15,650,000
BNP Paribas SA Joint Repurchase Agreement(3)	10,555,000	10,555,000
Deutsche Bank AG Joint Repurchase Agreement(3)	11,470,000	11,470,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	14,730,000	14,730,000
UBS Securities LLC Joint Repurchase Agreement(3)	12,775,000	12,775,000

Total Repurchase Agreements (cost $65,180,000)		65,180,000

TOTAL INVESTMENTS (cost $1,242,956,501)(4)	115.9%	1,303,359,195
Liabilities in excess of other assets	(15.9)	(178,942,527)

NET ASSETS	100.0%	$1,124,416,668

BONDS & NOTES SOLD SHORT — 10.1%
U.S. Government Agencies — 10.1%
Federal Home Loan Mtg. Corp. 4.50% due July TBA	(9,500,000)	(10,145,704)
5.00% due August TBA	(67,000,000)	(71,993,597)
5.50% due July TBA	(12,200,000)	(13,257,969)

		(95,397,270)

Federal National Mtg. Assoc. 4.00% due July TBA	(9,500,000)	(10,102,656)
5.50% due July TBA	(7,500,000)	(8,180,859)

		(18,283,515)

Total Bond & Notes Sold Short (cost $113,610,465)		$(113,680,785)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $43,140,094 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.

11

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

(4)	See Note 6 for cost of investments on a tax basis.

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Securities

The rates shown on VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$51,359,038	$—	$51,359,038
U.S. Corporate Bonds & Notes	—	175,152,651	6,144,788	181,297,439
Foreign Corporate Bonds & Notes	—	52,792,764	—	52,792,764
Foreign Government Agencies	—	2,799,250	—	2,799,250
Municipal Bonds & Notes	—	35,420,387	—	35,420,387
U.S. Government Agencies	—	579,992,914	—	579,992,914
U.S. Government Treasuries	—	334,517,403	—	334,517,403
Repurchase Agreements	—	65,180,000	—	65,180,000

Total	$—	$1,297,214,407	$6,144,788	$1,303,359,195

Liabilities:
Bonds & Notes Sold Short	$—	$113,680,785	$—	$113,680,785

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Industry Allocation*

Diversified Financial Services	5.4%
Federal National Mtg. Assoc.	5.2
Real Estate Investment Trusts	5.0
Federal Home Loan Mtg. Corp.	4.6
Medical-Drugs	4.6
Oil Companies-Integrated	4.1
Banks-Super Regional	2.4
Diversified Banking Institutions	2.3
Electric-Integrated	2.3
Oil Companies-Exploration & Production	2.0
Government National Mtg. Assoc.	2.0
Repurchase Agreements	2.0
Insurance-Property/Casualty	1.7
Pipelines	1.7
Electronic Components-Semiconductors	1.5
Banks-Commercial	1.5
Diversified Manufacturing Operations	1.5
Food-Misc./Diversified	1.5
Aerospace/Defense	1.4
Insurance-Multi-line	1.4
Toys	1.2
Applications Software	1.1
Chemicals-Diversified	1.0
Retail-Restaurants	1.0
Beverages-Non-alcoholic	0.9
Medical-Biomedical/Gene	0.9
Distribution/Wholesale	0.9
Gas-Distribution	0.8
Investment Management/Advisor Services	0.8
Cruise Lines	0.8
Telephone-Integrated	0.8
Insurance-Reinsurance	0.8
United States Treasury Notes	0.8
Retail-Discount	0.7
Casino Hotels	0.7
Semiconductor Components-Integrated Circuits	0.7
Computer Services	0.7
Medical Products	0.7
Computers	0.7
Transport-Services	0.7
Telecom Services	0.7
Transport-Rail	0.6
Auto/Truck Parts & Equipment-Original	0.6
Enterprise Software/Service	0.6
Independent Power Producers	0.6
Medical Instruments	0.6
Multimedia	0.6
Machinery-Farming	0.6
Steel-Producers	0.5
Finance-Investment Banker/Broker	0.5
Rental Auto/Equipment	0.5
Diversified Minerals	0.5
Semiconductor Equipment	0.5
Food-Retail	0.5
Medical-Generic Drugs	0.5
Non-Hazardous Waste Disposal	0.5
Oil & Gas Drilling	0.4
Cellular Telecom	0.4
Chemicals-Specialty	0.4
Exchange-Traded Funds	0.4
Consumer Products-Misc.	0.4

Auto-Heavy Duty Trucks	0.4%
Agricultural Chemicals	0.4
E-Commerce/Products	0.4
Oil Refining & Marketing	0.4
Finance-Auto Loans	0.4
Tobacco	0.4
Cable/Satellite TV	0.4
MRI/Medical Diagnostic Imaging	0.3
Electronic Components-Misc.	0.3
United States Treasury Bonds	0.3
Electric Products-Misc.	0.3
Web Portals/ISP	0.3
Satellite Telecom	0.3
Non-Ferrous Metals	0.3
Leisure Products	0.3
Finance-Other Services	0.3
Human Resources	0.3
Apparel Manufacturers	0.3
Retail-Jewelry	0.3
Gold Mining	0.3
Commercial Services-Finance	0.3
Savings & Loans/Thrifts	0.3
Medical-HMO	0.3
Electric-Transmission	0.3
Casino Services	0.3
Oil-Field Services	0.3
Steel-Specialty	0.3
Physical Therapy/Rehabilitation Centers	0.2
Medical-Wholesale Drug Distribution	0.2
Athletic Footwear	0.2
Auto-Cars/Light Trucks	0.2
Retail-Regional Department Stores	0.2
Banks-Money Center	0.2
Commercial Services	0.2
Instruments-Scientific	0.2
Retail-Automobile	0.2
Retail-Major Department Stores	0.2
Rubber-Tires	0.2
Cosmetics & Toiletries	0.2
Telecom Equipment-Fiber Optics	0.2
Security Services	0.2
Airlines	0.2
Coatings/Paint	0.2
Instruments-Controls	0.2
Electronic Forms	0.2
Engineering/R&D Services	0.2
Machine Tools & Related Products	0.2
Computers-Memory Devices	0.2
Aerospace/Defense-Equipment	0.1
Containers-Paper/Plastic	0.1
Metal Processors & Fabrication	0.1
Real Estate Operations & Development	0.1
Data Processing/Management	0.1
Transport-Equipment & Leasing	0.1
Networking Products	0.1
Office Automation & Equipment	0.1
Metal-Copper	0.1
Retail-Building Products	0.1
Machinery-General Industrial	0.1
Building-Heavy Construction	0.1
Import/Export	0.1

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Fisheries	0.1%
Electronic Measurement Instruments	0.1
Property Trust	0.1
Retail-Apparel/Shoe	0.1
Insurance-Mutual	0.1
Trucking/Leasing	0.1
Dialysis Centers	0.1
Medical-Hospitals	0.1
Banks-Fiduciary	0.1
Insurance-Life/Health	0.1
Machinery-Material Handling	0.1
Pharmacy Services	0.1
Beverages-Wine/Spirits	0.1
Building & Construction Products-Misc.	0.1
Agricultural Operations	0.1
Medical Labs & Testing Services	0.1
Retail-Drug Store	0.1
Telecommunication Equipment	0.1
Computers-Integrated Systems	0.1
Computer Aided Design	0.1
Oil Field Machinery & Equipment	0.1
Coal	0.1
Hotels/Motels	0.1
Veterinary Diagnostics	0.1
Machinery-Construction & Mining	0.1
Tools-Hand Held	0.1
Miscellaneous Manufacturing	0.1
Medical Information Systems	0.1
Venture Capital	0.1
Power Converter/Supply Equipment	0.1
Motorcycle/Motor Scooter	0.1
Gambling (Non-Hotel)	0.1
Transport-Truck	0.1
Office Furnishings-Original	0.1
Television	0.1
Building Products-Doors & Windows	0.1
Transport-Marine	0.1
Therapeutics	0.1

99.8%

*	Calculated as a percentage of net assets

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 61.0%
Advanced Materials — 0.0%
Hexcel Corp.†	680	$17,537

Advertising Agencies — 0.0%
Omnicom Group, Inc.	459	22,307

Aerospace/Defense — 1.1%
Aerovironment, Inc.†	196	5,157
Boeing Co.	8,888	660,378
Lockheed Martin Corp.	5,683	494,876
Northrop Grumman Corp.	2,814	179,505
Raytheon Co.	12,023	680,382
Rockwell Collins, Inc.	452	22,306
Spirit Aerosystems Holdings, Inc., Class A†	10,100	240,683
Teledyne Technologies, Inc.†	2,850	175,702

		2,458,989

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	166	4,688
HEICO Corp.	448	17,705
United Technologies Corp.	883	66,693

		89,086

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	863	167,198
Incitec Pivot, Ltd. ADR	198,600	593,814
Monsanto Co.	641	53,062
Mosaic Co.	296	16,209

		830,283

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	6,212	183,378

Airlines — 0.2%
Alaska Air Group, Inc.†	4,898	175,838
Allegiant Travel Co.†	112	7,804
Cathay Pacific Airways, Ltd. ADR	8,868	70,856
United Continental Holdings, Inc.†	6,852	166,709

		421,207

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	426	6,058
Darling International, Inc.†	2,521	41,571
Rentech, Inc.†	2,386	4,915

		52,544

Apparel Manufacturers — 0.3%
Carter’s, Inc.†	322	16,937
Coach, Inc.	283	16,550
G-III Apparel Group, Ltd.†	189	4,477
Maidenform Brands, Inc.†	264	5,259
Oxford Industries, Inc.	137	6,124
Ralph Lauren Corp.	43	6,023
True Religion Apparel, Inc.	225	6,520
VF Corp.	4,446	593,319

		655,209

Applications Software — 1.1%
Actuate Corp.†	9,540	66,112
Callidus Software, Inc.†	931	4,636
Citrix Systems, Inc.†	157	13,179
Intuit, Inc.	383	22,731
Microsoft Corp.	70,502	2,156,656
NetSuite, Inc.†	209	11,447

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Nuance Communications, Inc.†	982	$23,391
Parametric Technology Corp.†	941	19,723
Progress Software Corp.†	361	7,534
Quest Software, Inc.†	3,342	93,075
RealPage, Inc.†	260	6,022
Red Hat, Inc.†	275	15,532
Salesforce.com, Inc.†	96	13,273
Verint Systems, Inc.†	208	6,138

		2,459,449

Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,083	533,966

Auction House/Art Dealers — 0.0%
Sotheby’s	537	17,914

Audio/Video Products — 0.0%
DTS, Inc.†	225	5,868
TiVo, Inc.†	1,002	8,287

		14,155

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	257	8,543

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	5,600	53,704
Nissan Motor Co., Ltd. ADR	25,031	475,589

		529,293

Auto-Heavy Duty Trucks — 0.4%
New Flyer Industries, Inc.	14,490	92,511
PACCAR, Inc.	19,196	752,291

		844,802

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	737	4,879

Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	13,500	737,910
BorgWarner, Inc.†	34	2,230
Dana Holding Corp.	1,134	14,527
Johnson Controls, Inc.	15,988	443,027
Magna International, Inc., Class A	4,700	185,462
Meritor, Inc.†	664	3,466
Tenneco, Inc.†	497	13,330
Titan International, Inc.	387	9,493

		1,409,445

Auto/Truck Parts & Equipment-Replacement — 0.0%
Commercial Vehicle Group, Inc.†	391	3,370

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	5,817	131,639
Banco Santander SA ADR	71,155	466,777
Bank of Nova Scotia	10,962	567,722
Cass Information Systems, Inc.	170	6,843
City Holding Co.	1,879	63,304
City National Corp.	2,685	130,437
Community Trust Bancorp, Inc.	3,288	110,115
Cullen/Frost Bankers, Inc.	3,585	206,102
East West Bancorp, Inc.	5,965	139,939
First Financial Bancorp	2,109	33,702
FirstMerit Corp.	5,040	83,261
FNB Corp.	4,529	49,230
M&T Bank Corp.	6,186	510,778

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks-Commercial (continued)
PacWest Bancorp	2,444	$57,849
Signature Bank†	420	25,607
Sterling Bancorp	7,297	72,824
SVB Financial Group†	500	29,360
Trustco Bank Corp.	13,016	71,067
Washington Trust Bancorp, Inc.	4,311	105,102
Westamerica Bancorporation	1,323	62,432

		2,924,090

Banks-Fiduciary — 0.1%
State Street Corp.	5,025	224,316

Banks-Super Regional — 1.3%
PNC Financial Services Group, Inc.	15,293	934,555
US Bancorp	34,389	1,105,950
Wells Fargo & Co.	23,003	769,221

		2,809,726

Beverages-Non-alcoholic — 0.9%
Britvic PLC	14,900	76,984
Coca Cola Hellenic Bottling Co. SA ADR	1,097	19,505
Coca-Cola Co.	8,313	649,994
Dr Pepper Snapple Group, Inc.	17,631	771,356
PepsiCo, Inc.	7,788	550,300

		2,068,139

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,029	196,509

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	70	8,470

Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	304	3,760
Discovery Communications, Inc., Class A†	469	25,326

		29,086

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	5,822	171,807
Trex Co., Inc.†	217	6,530
USG Corp.†	524	9,982

		188,319

Building & Construction-Misc. — 0.0%
MasTec, Inc.†	476	7,159
MYR Group, Inc.†	300	5,118

		12,277

Building Products-Cement — 0.0%
Eagle Materials, Inc.	338	12,621

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	6,825	109,678

Building-Heavy Construction — 0.1%
Granite Construction, Inc.	3,900	101,829
Vinci SA ADR	15,100	176,217

		278,046

Building-Maintance & Services — 0.0%
Rollins, Inc.	493	11,028

Security Description	Shares	Value (Note 2)

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	634	$6,460

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,966	62,853
DIRECTV, Class A†	633	30,903
Knology, Inc.†	424	8,340
Liberty Global, Inc., Class A†	343	17,023
Time Warner Cable, Inc.	157	12,890

		132,009

Casino Hotels — 0.0%
Ameristar Casinos, Inc.	390	6,931
Las Vegas Sands Corp.	476	20,701

		27,632

Casino Services — 0.0%
Shuffle Master, Inc.†	520	7,176

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	5,350	292,484
Vodafone Group PLC ADR	23,609	665,302

		957,786

Chemicals-Diversified — 0.9%
Air Products & Chemicals, Inc.	2,698	217,810
Akzo Nobel NV ADR	24,600	385,236
Celanese Corp., Series A	285	9,867
Chemtura Corp.†	622	9,019
Codexis, Inc.†	697	2,607
E.I. du Pont de Nemours & Co.	8,034	406,279
FMC Corp.	4,350	232,638
Huntsman Corp.	7,970	103,132
Innophos Holdings, Inc.	188	10,614
Innospec, Inc.†	232	6,869
Israel Chemicals, Ltd. ADR	29,600	319,384
Olin Corp.	416	8,690
PPG Industries, Inc.	1,207	128,087
Rockwood Holdings, Inc.	900	39,915

		1,880,147

Chemicals-Plastics — 0.0%
PolyOne Corp.	631	8,632

Chemicals-Specialty — 0.4%
Balchem Corp.	247	8,055
Cabot Corp.	4,800	195,360
Canexus Corp.	17,517	137,301
Ecolab, Inc.	621	42,557
International Flavors & Fragrances, Inc.	3,758	205,938
Kraton Performance Polymers, Inc.†	283	6,201
NewMarket Corp.	67	14,512
Omnova Solutions, Inc.†	886	6,680
Sensient Technologies Corp.	2,847	104,570
Sigma-Aldrich Corp.	2,020	149,339
Zep, Inc.	387	5,313

		875,826

Coal — 0.1%
Alliance Resource Partners LP	2,628	147,483
CONSOL Energy, Inc.	460	13,910
Patriot Coal Corp.†	780	952
Peabody Energy Corp.	303	7,430

		169,775

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Coatings/Paint — 0.2%
RPM International, Inc.	5,103	$138,802
Valspar Corp.	5,100	267,699

		406,501

Coffee — 0.0%
DE Master Blenders 1753 NV†	2,062	23,250
Green Mountain Coffee Roasters, Inc.†	178	3,877
Peet’s Coffee & Tea, Inc.†	132	7,925

		35,052

Commercial Services — 0.1%
Acacia Research Corp.†	347	12,922
Arbitron, Inc.	242	8,470
CoStar Group, Inc.†	209	16,971
Healthcare Services Group, Inc.	584	11,318
HMS Holdings Corp.†	661	22,018
Standard Parking Corp.†	380	8,178
Steiner Leisure, Ltd.†	161	7,472
Team, Inc.†	241	7,514
Weight Watchers International, Inc.	3,300	170,148

		265,011

Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	4,389	244,292
Cardtronics, Inc.†	372	11,238
Heartland Payment Systems, Inc.	349	10,498
Lender Processing Services, Inc.	9,631	243,472
Mastercard, Inc., Class A	109	46,882
Moody’s Corp.	460	16,813
TNS, Inc.†	315	5,651
Western Union Co.	1,871	31,507
Wright Express Corp.†	312	19,257

		629,610

Communications Software — 0.0%
SolarWinds, Inc.†	433	18,861

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	677	15,672
Autodesk, Inc.†	4,537	158,750

		174,422

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	427	7,161

Computer Services — 0.6%
Accenture PLC, Class A	791	47,531
Cognizant Technology Solutions Corp., Class A†	301	18,060
iGATE Corp.†	320	5,447
Indra Sistemas SA ADR	73,900	341,418
International Business Machines Corp.	4,342	849,208
j2 Global, Inc.	392	10,357
LivePerson, Inc.†	501	9,549
Manhattan Associates, Inc.†	183	8,365

		1,289,935

Computer Software — 0.0%
Blackbaud, Inc.	375	9,626

Computers — 0.7%
Apple, Inc.†	2,301	1,343,784
Dell, Inc.†	3,247	40,652
Hewlett-Packard Co.	5,075	102,058

Security Description	Shares	Value (Note 2)

Computers (continued)
Silicon Graphics International Corp.†	373	$2,395

		1,488,889

Computers-Integrated Systems — 0.1%
3D Systems Corp.†	397	13,554
Diebold, Inc.	2,300	84,893
Echelon Corp.†	733	2,551
Jack Henry & Associates, Inc.	668	23,059
Maxwell Technologies, Inc.†	323	2,119
MTS Systems Corp.	180	6,939
Netscout Systems, Inc.†	355	7,664
Stratasys, Inc.†	202	10,009
Super Micro Computer, Inc.†	337	5,345
Teradata Corp.†	255	18,363

		174,496

Computers-Memory Devices — 0.2%
EMC Corp.†	12,466	319,504
NetApp, Inc.†	442	14,064
OCZ Technology Group, Inc.†	600	3,180
STEC, Inc.†	435	3,393

		340,141

Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	268	7,673

Consulting Services — 0.0%
Accretive Health, Inc.†	328	3,595
Advisory Board Co.†	264	13,092
Corporate Executive Board Co.	289	11,814
Forrester Research, Inc.	187	6,332
Huron Consulting Group, Inc.†	213	6,741
MAXIMUS, Inc.	287	14,852

		56,426

Consumer Products-Misc. — 0.4%
Clorox Co.	2,052	148,688
Kimberly-Clark Corp.	1,984	166,199
Kimberly-Clark de Mexico SAB de CV ADR	10,311	100,120
Tupperware Brands Corp.	4,526	247,844
WD-40 Co.	3,688	183,699

		846,550

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	888	30,627

Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.†	1,393	7,662
Packaging Corp. of America	2,743	77,462
Rock-Tenn Co., Class A	94	5,128

		90,252

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	1,556	25,223
Colgate-Palmolive Co.	371	38,621
Elizabeth Arden, Inc.†	188	7,296
Estee Lauder Cos., Inc., Class A	479	25,923
Procter & Gamble Co.	5,722	350,473

		447,536

Cruise Lines — 0.3%
Carnival Corp.	21,221	727,244

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	337	$16,705
Fair Isaac Corp.	204	8,625
Fidelity National Information Services, Inc.	7,493	255,362
Fiserv, Inc.†	186	13,433
Pegasystems, Inc.	149	4,914

		299,039

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	185	5,219

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	482	16,128

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	472	21,122

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,217	45,360
OraSure Technologies, Inc.†	615	6,912
Quidel Corp.†	341	5,347

		57,619

Dialysis Centers — 0.1%
DaVita, Inc.†	2,485	244,052

Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	488	6,739

Distribution/Wholesale — 0.9%
Arrow Electronics, Inc.†	6,800	223,108
Beacon Roofing Supply, Inc.†	464	11,702
Fastenal Co.	747	30,112
Genuine Parts Co.	16,035	966,109
Houston Wire & Cable Co.	417	4,558
MWI Veterinary Supply, Inc.†	111	11,407
Owens & Minor, Inc.	378	11,578
Pool Corp.	6,030	243,974
United Stationers, Inc.	268	7,223
Watsco, Inc.	218	16,088
Wolseley PLC ADR	98,000	364,560

		1,890,419

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	43,493	1,554,005

Diversified Financial Services — 0.2%
DFC Global Corp.†	407	7,501
Guoco Group, Ltd. ADR	24,800	372,744

		380,245

Diversified Manufacturing Operations — 1.5%
3M Co.	4,951	443,610
AZZ, Inc.	146	8,944
Barnes Group, Inc.	1,781	43,260
Blount International, Inc.†	604	8,849
Colfax Corp.†	267	7,361
Crane Co.	5,979	217,516
Danaher Corp.	883	45,987
Dover Corp.	244	13,081
General Electric Co.	26,099	543,903
Illinois Tool Works, Inc.	758	40,091
Ingersoll-Rand PLC	421	17,758
Koppers Holdings, Inc.	220	7,480
LSB Industries, Inc.†	183	5,656

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Orkla ASA ADR	105,700	$765,268
Parker Hannifin Corp.	8,293	637,566
Raven Industries, Inc.	160	11,134
Siemens AG ADR	7,299	613,627

		3,431,091

Diversified Minerals — 0.3%
AMCOL International Corp.	250	7,078
BHP Billiton, Ltd. ADR	5,975	390,167
General Moly, Inc.†	1,207	3,790
Xstrata PLC ADR	94,400	236,944

		637,979

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	182	11,000

Drug Delivery Systems — 0.0%
Depomed, Inc.†	772	4,393
Nektar Therapeutics†	817	6,593

		10,986

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,885	430,440
Blue Nile, Inc.†	139	4,130
eBay, Inc.†	8,639	362,924
Nutrisystem, Inc.	387	4,474
Shutterfly, Inc.†	267	8,194

		810,162

E-Commerce/Services — 0.0%
Ancestry.com, Inc.†	288	7,929
Move, Inc.†	700	6,377
OpenTable, Inc.†	204	9,182
priceline.com, Inc.†	56	37,213

		60,701

E-Marketing/Info — 0.0%
comScore, Inc.†	327	5,383
Constant Contact, Inc.†	276	4,935
Liquidity Services, Inc.†	312	15,971
ValueClick, Inc.†	660	10,817

		37,106

E-Services/Consulting — 0.0%
Keynote Systems, Inc.	227	3,371
Saba Software, Inc.†	594	5,512
Sapient Corp.	899	9,053
Websense, Inc.†	379	7,099

		25,035

Electric Products-Misc. — 0.3%
AMETEK, Inc.	638	31,843
Emerson Electric Co.	12,046	561,103
Littelfuse, Inc.	188	10,695
Molex, Inc.	5,057	121,064

		724,705

Electric-Integrated — 1.6%
Alliant Energy Corp.	1,389	63,297
Duke Energy Corp.†	8,767	202,167
Edison International	4,725	218,295
Great Plains Energy, Inc.	1,761	37,703
NextEra Energy, Inc.	10,299	708,674
Northeast Utilities	18,281	709,486

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric-Integrated (continued)
Pepco Holdings, Inc.	3,851	$75,364
PNM Resources, Inc.	4,300	84,022
SCANA Corp.	1,413	67,598
Wisconsin Energy Corp.	17,332	685,827
Xcel Energy, Inc.	23,039	654,538

		3,506,971

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,861	109,548
Gentex Corp.	2,533	52,864
OSI Systems, Inc.†	132	8,361
Plexus Corp.†	310	8,742
Stoneridge, Inc.†	430	2,928
TE Connectivity, Ltd.	17,600	561,616

		744,059

Electronic Components-Semiconductors — 1.5%
Altera Corp.	350	11,844
Applied Micro Circuits Corp.†	700	4,004
Avago Technologies, Ltd.	3,375	121,162
Broadcom Corp., Class A	794	26,837
Cavium, Inc.†	391	10,948
Ceva, Inc.†	237	4,174
Diodes, Inc.†	360	6,757
Entropic Communications, Inc.†	958	5,403
GT Advanced Technologies, Inc.†	1,056	5,576
Intel Corp.	62,662	1,669,942
LSI Corp.†	8,741	55,680
Microchip Technology, Inc.	37,553	1,242,253
Microsemi Corp.†	741	13,701
NVIDIA Corp.†	2,091	28,898
OmniVision Technologies, Inc.†	452	6,039
QLogic Corp.†	5,650	77,349
Rambus, Inc.†	893	5,126
Rovi Corp.†	223	4,375
Semtech Corp.†	548	13,327
Silicon Image, Inc.†	898	3,718
Supertex, Inc.†	3,926	74,005
Texas Instruments, Inc.	1,314	37,699
Volterra Semiconductor Corp.†	275	6,449

		3,435,266

Electronic Connectors — 0.0%
Amphenol Corp., Class A	318	17,465

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	2,781	41,715

Electronic Forms — 0.2%
Adobe Systems, Inc.†	11,940	386,498

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	497	19,502
FARO Technologies, Inc.†	161	6,775
FLIR Systems, Inc.	2,950	57,525
Measurement Specialties, Inc.†	221	7,185
Trimble Navigation, Ltd.†	3,772	173,550

		264,537

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	102	5,758
Taser International, Inc.†	1,071	5,612

		11,370

Security Description	Shares	Value (Note 2)

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	432	$6,696

Engineering/R&D Services — 0.2%
Exponent, Inc.†	176	9,298
Fluor Corp.	189	9,325
Jacobs Engineering Group, Inc.†	9,215	348,880

		367,503

Engines-Internal Combustion — 0.0%
Cummins, Inc.	187	18,122

Enterprise Software/Service — 0.6%
Advent Software, Inc.†	284	7,699
American Software, Inc., Class A	671	5,334
BMC Software, Inc.†	6,403	273,280
Concur Technologies, Inc.†	351	23,903
Informatica Corp.†	2,752	116,575
MedAssets, Inc.†	519	6,981
MicroStrategy, Inc., Class A†	65	8,441
Omnicell, Inc.†	4,455	65,221
Oracle Corp.	20,343	604,187
PROS Holdings, Inc.†	309	5,197
QLIK Technologies, Inc.†	556	12,299
SAP AG ADR	2,700	160,272
Tyler Technologies, Inc.†	2,103	84,856
Ultimate Software Group, Inc.†	200	17,824

		1,392,069

Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,503	18,562
Take-Two Interactive Software, Inc.†	610	5,771

		24,333

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	233	9,376

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	369	17,771
Pall Corp.	453	24,829
PMFG, Inc.†	285	2,226

		44,826

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	216	6,398
Portfolio Recovery Associates, Inc.†	156	14,237
World Acceptance Corp.†	138	9,080

		29,715

Finance-Credit Card — 0.0%
American Express Co.	650	37,836
Visa, Inc., Class A	141	17,432

		55,268

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	31,589	408,446
Diamond Hill Investment Group, Inc.	106	8,299
Duff & Phelps Corp., Class A	402	5,829
Evercore Partners, Inc., Class A	234	5,473
Stifel Financial Corp.†	203	6,272

		434,319

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	1,067	6,263
Deutsche Boerse AG ADR	28,500	151,905
Higher One Holdings, Inc.†	292	3,568

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Other Services (continued)
IntercontinentalExchange, Inc.†	28	$3,807
MarketAxess Holdings, Inc.	276	7,353
NYSE Euronext	20,379	521,295

		694,191

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	179	7,187

Fisheries — 0.1%
Marine Harvest ASA ADR†	19,100	269,310

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	168	10,465

Food-Dairy Products — 0.0%
Dean Foods Co.†	925	15,753

Food-Meat Products — 0.0%
Hillshire Brands Co.	412	11,944

Food-Misc./Diversified — 1.1%
B&G Foods, Inc.	4,490	119,434
Campbell Soup Co.	1,450	48,401
Danone SA ADR	26,400	326,832
Diamond Foods, Inc.	214	3,818
General Mills, Inc.	17,431	671,791
J&J Snack Foods Corp.	164	9,693
Kellogg Co.	194	9,570
Kraft Foods, Inc., Class A	19,260	743,821
Lancaster Colony Corp.	154	10,966
Ralcorp Holdings, Inc.†	991	66,139
Unilever NV	11,000	366,850

		2,377,315

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	4,900	262,885
Fresh Market, Inc.†	204	10,941
Harris Teeter Supermarkets, Inc.	193	7,911
Kroger Co.	10,699	248,110
Tesco PLC ADR	33,000	481,800
Whole Foods Market, Inc.	211	20,112

		1,031,759

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	234	5,985
Sysco Corp.	1,975	58,875
United Natural Foods, Inc.†	414	22,712

		87,572

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	690	11,143
Steven Madden, Ltd.†	311	9,874
Wolverine World Wide, Inc.	388	15,047

		36,064

Forestry — 0.0%
Deltic Timber Corp.	108	6,586

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	40,100	122,706

Gas-Distribution — 0.7%
Just Energy Group, Inc.	9,252	101,599
Northwest Natural Gas Co.	400	19,040
Sempra Energy	20,949	1,442,967

Security Description	Shares	Value (Note 2)

Gas-Distribution (continued)
Vectren Corp.	2,766	$81,652

		1,645,258

Gold Mining — 0.3%
Banro Corp.†	74,800	273,020
Barrick Gold Corp.	9,518	357,591
Gold Resource Corp.	286	7,433

		638,044

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	349	19,691

Health Care Cost Containment — 0.0%
ExamWorks Group, Inc.†	392	5,186

Heart Monitors — 0.0%
HeartWare International, Inc.†	102	9,058

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,879	52,225

Home Furnishings — 0.0%
Select Comfort Corp.†	401	8,389
Tempur-Pedic International, Inc.†	81	1,895

		10,284

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	15,466	133,781
Starwood Hotels & Resorts Worldwide, Inc.	248	13,154

		146,935

Housewares — 0.0%
Libbey, Inc.†	389	5,979

Human Resources — 0.3%
Adecco SA ADR	19,200	424,512
Insperity, Inc.	281	7,601
Kenexa Corp.†	247	7,170
Kforce, Inc.†	429	5,774
Robert Half International, Inc.	4,000	114,280
TrueBlue, Inc.†	6,743	104,382

		663,719

Import/Export — 0.1%
Mitsui & Co., Ltd. ADR	900	269,514

Industrial Automated/Robotic — 0.0%
Cognex Corp.	289	9,147
iRobot Corp.†	213	4,718
Rockwell Automation, Inc.	184	12,155

		26,020

Industrial Gases — 0.0%
Praxair, Inc.	356	38,708

Instruments-Controls — 0.2%
Honeywell International, Inc.	6,598	368,432
Woodward, Inc.	497	19,602

		388,034

Instruments-Scientific — 0.2%
FEI Co.	3,900	186,576
Thermo Fisher Scientific, Inc.	2,925	151,837
Waters Corp.†	2,095	166,489

		504,902

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Life/Health — 0.1%
Protective Life Corp.	2,482	$72,996
StanCorp Financial Group, Inc.	3,890	144,552

		217,548

Insurance-Multi-line — 1.4%
ACE, Ltd.	16,723	1,239,676
Allianz SE ADR	35,462	354,265
Allstate Corp.	16,856	591,477
MetLife, Inc.	23,396	721,767
XL Group PLC	6,000	126,240

		3,033,425

Insurance-Property/Casualty — 1.5%
Catlin Group, Ltd. ADR	47,100	642,915
Chubb Corp.	7,077	515,347
Fidelity National Financial, Inc., Class A	52,472	1,010,611
HCC Insurance Holdings, Inc.	16,180	508,052
OneBeacon Insurance Group, Ltd., Class A	5,033	65,530
QBE Insurance Group, Ltd. ADR	44,600	614,142

		3,356,597

Insurance-Reinsurance — 0.4%
Alterra Capital Holdings, Ltd.	7,948	185,586
PartnerRe, Ltd.	1,630	123,342
Swiss Re AG ADR	8,828	559,695
Validus Holdings, Ltd.	2,277	72,932

		941,555

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	307	9,244
IntraLinks Holdings, Inc.†	479	2,098
VirnetX Holding Corp.†	343	12,091
Vocus, Inc.†	226	4,203

		27,636

Internet Connectivity Services — 0.0%
AboveNet, Inc.†	197	16,548
Cogent Communications Group, Inc.†	458	8,817
Internap Network Services Corp.†	916	5,963

		31,328

Internet Content-Information/News — 0.0%
Dice Holdings, Inc.†	542	5,089

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	45	4,480

Internet Security — 0.0%
Sourcefire, Inc.†	236	12,130
Symantec Corp.†	2,748	40,148
Zix Corp.†	1,401	3,643

		55,921

Internet Telephone — 0.0%
BroadSoft, Inc.†	187	5,416

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	286	12,178

Investment Companies — 0.0%
Ares Capital Corp.	5,321	84,923

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	2,275	$118,891
BlackRock, Inc.	5,035	855,044
Epoch Holding Corp.	178	4,055
Federated Investors, Inc., Class B	5,643	123,299
Financial Engines, Inc.†	357	7,658
Franklin Resources, Inc.	4,615	512,219
GAMCO Investors, Inc., Class A	123	5,460
T. Rowe Price Group, Inc.	3,622	228,041
Virtus Investment Partners, Inc.†	66	5,346

		1,860,013

Lasers-System/Components — 0.0%
Coherent, Inc.†	162	7,015
Electro Scientific Industries, Inc.	1,394	16,477
II-VI, Inc.†	466	7,768

		31,260

Leisure Products — 0.3%
Brunswick Corp.	737	16,376
Sega Sammy Holdings, Inc. ADR	133,300	681,163

		697,539

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	343	17,462
Universal Display Corp.†	302	10,854

		28,316

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	7,793	341,255

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,588	134,837
Joy Global, Inc.	106	6,013

		140,850

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	212	10,840

Machinery-Farming — 0.6%
AGCO Corp.†	950	43,444
Deere & Co.	14,366	1,161,778
Lindsay Corp.	137	8,891

		1,214,113

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.	334	5,270
Applied Industrial Technologies, Inc.	2,789	102,775
Chart Industries, Inc.†	239	16,434
Flow International Corp.†	1,255	3,953
IDEX Corp.	3,462	134,949
Middleby Corp.†	155	15,440
Tennant Co.	192	7,670

		286,491

Machinery-Material Handling — 0.1%
Cascade Corp.	4,612	216,995

Medical Information Systems — 0.1%
athenahealth, Inc.†	272	21,534
Cerner Corp.†	287	23,723
Computer Programs & Systems, Inc.	1,192	68,206
Medidata Solutions, Inc.†	241	7,874
Quality Systems, Inc.	295	8,116

		129,453

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) —(continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.6%
Abaxis, Inc.†	233	$8,621
ArthroCare Corp.†	256	7,496
Conceptus, Inc.†	445	8,820
DexCom, Inc.†	656	8,502
Edwards Lifesciences Corp.†	2,900	299,570
Endologix, Inc.†	474	7,319
Integra LifeSciences Holdings Corp.†	211	7,845
Intuitive Surgical, Inc.†	45	24,920
MAKO Surgical Corp.†	253	6,479
Medtronic, Inc.	18,032	698,379
NuVasive, Inc.†	414	10,499
Spectranetics Corp.†	631	7,206
St. Jude Medical, Inc.	614	24,505
Techne Corp.	1,505	111,671
Vascular Solutions, Inc.†	539	6,770
Volcano Corp.†	422	12,090

		1,250,692

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	309	8,120
Covance, Inc.†	3,000	143,550
Quest Diagnostics, Inc.	452	27,075

		178,745

Medical Products — 0.7%
ABIOMED, Inc.†	290	6,618
Accuray, Inc.†	1,003	6,861
Baxter International, Inc.	633	33,644
Becton, Dickinson and Co.	6,824	510,094
Covidien PLC	7,889	422,061
Cyberonics, Inc.†	242	10,875
Haemonetics Corp.†	195	14,451
Hospira, Inc.†	373	13,048
Luminex Corp.†	365	8,939
NxStage Medical, Inc.†	376	6,302
Orthofix International NV†	223	9,199
PSS World Medical, Inc.†	449	9,424
Stryker Corp.	429	23,638
Teleflex, Inc.	4,265	259,781
Varian Medical Systems, Inc.†	2,725	165,598

		1,500,533

Medical Sterilization Products — 0.0%
STERIS Corp.	459	14,399

Medical-Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	355	8,364
Alexion Pharmaceuticals, Inc.†	366	36,344
Alnylam Pharmaceuticals, Inc.†	601	7,014
Ariad Pharmaceuticals, Inc.†	1,054	18,139
Arqule, Inc.†	798	4,732
Biogen Idec, Inc.†	292	42,159
Celgene Corp.†	570	36,571
Cell Therapeutics, Inc.†	3,261	1,891
Chelsea Therapeutics International, Ltd.†	742	1,098
Cubist Pharmaceuticals, Inc.†	465	17,628
Dynavax Technologies Corp.†	1,344	5,806
Exelixis, Inc.†	1,213	6,708
Gilead Sciences, Inc.†	7,594	389,420
Halozyme Therapeutics, Inc.†	728	6,450
Immunogen, Inc.†	502	8,424

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Incyte Corp., Ltd.†	743	$16,866
Life Technologies Corp.†	3,825	172,087
Ligand Pharmaceuticals, Inc., Class B†	351	5,946
Medicines Co.†	271	6,217
Momenta Pharmaceuticals, Inc.†	420	5,679
NPS Pharmaceuticals, Inc.†	910	7,835
PDL BioPharma, Inc.	1,092	7,240
Regeneron Pharmaceuticals, Inc.†	92	10,508
Seattle Genetics, Inc.†	771	19,576
Spectrum Pharmaceuticals, Inc.†	454	7,064
Vertex Pharmaceuticals, Inc.†	202	11,296
Vical, Inc.†	847	3,049
ZIOPHARM Oncology, Inc.†	793	4,718

		868,829

Medical-Drugs — 4.2%
Abbott Laboratories	26,699	1,721,285
Achillion Pharmaceuticals, Inc.†	581	3,602
Akorn, Inc.†	498	7,853
Alkermes PLC†	798	13,542
Allergan, Inc.	6,910	639,659
Auxilium Pharmaceuticals, Inc.†	421	11,321
Bristol-Myers Squibb Co.	24,896	895,011
Forest Laboratories, Inc.†	2,359	82,541
GlaxoSmithKline PLC ADR	16,879	769,176
Ironwood Pharmaceuticals, Inc.†	492	6,780
Jazz Pharmaceuticals PLC†	177	7,967
Johnson & Johnson	14,564	983,944
Keryx Biopharmaceuticals, Inc.†	1,329	2,392
MAP Pharmaceuticals, Inc.†	280	4,194
Medicis Pharmaceutical Corp., Class A	3,816	130,316
Medivation, Inc.†	249	22,759
Merck & Co., Inc.	28,386	1,185,115
Novartis AG ADR	18,809	1,051,423
Opko Health, Inc.†	961	4,421
Optimer Pharmaceuticals, Inc.†	455	7,062
Pfizer, Inc.	45,068	1,036,564
Raptor Pharmaceutical Corp.†	684	3,824
Rigel Pharmaceuticals, Inc.†	600	5,580
Roche Holding AG ADR	14,559	629,240
Salix Pharmaceuticals, Ltd.†	453	24,661
Santarus, Inc.†	1,887	13,379
Targacept, Inc.†	395	1,699
Vivus, Inc.†	762	21,747

		9,287,057

Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	497	10,074
Mylan, Inc.†	1,446	30,901
Par Pharmaceutical Cos., Inc.†	220	7,951
Perrigo Co.	156	18,397
Teva Pharmaceutical Industries, Ltd. ADR	21,565	850,524
Watson Pharmaceuticals, Inc.†	1,288	95,299

		1,013,146

Medical-HMO — 0.0%
Centene Corp.†	245	7,389
Health Net, Inc.†	1,650	40,045
Metropolitan Health Networks, Inc.†	575	5,503
WellCare Health Plans, Inc.†	327	17,331

		70,268

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,400	$233,064

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.†	96	9,432

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	720	28,332
McKesson Corp.	5,451	511,031

		539,363

Metal Processors & Fabrication — 0.1%
Dynamic Materials Corp.	280	4,852
Haynes International, Inc.	110	5,603
Precision Castparts Corp.	1,714	281,936
RBC Bearings, Inc.†	180	8,514
Sun Hydraulics Corp.	229	5,563
Worthington Industries, Inc.	357	7,308

		313,776

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	8,668	295,319

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	109	5,373

Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	2,150	109,758
Hillenbrand, Inc.	519	9,539
John Bean Technologies Corp.	451	6,120
Trimas Corp.†	303	6,090

		131,507

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,745	125,529

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	9,552	90,069

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	411	19,276

Multimedia — 0.6%
Viacom, Inc., Class B	5,411	254,425
Walt Disney Co.	20,362	987,557

		1,241,982

Networking Products — 0.1%
Anixter International, Inc.	122	6,472
Cisco Systems, Inc.	11,800	202,606
Ixia†	420	5,049
LogMeIn, Inc.†	171	5,219
NETGEAR, Inc.†	300	10,353
Polycom, Inc.†	6,533	68,727

		298,426

Non-Ferrous Metals — 0.3%
Cameco Corp.	32,000	702,400
Globe Specialty Metals, Inc.	594	7,978
Uranium Energy Corp.†	1,270	2,908

		713,286

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	871	5,095
Republic Services, Inc.	7,945	210,225
Waste Connections, Inc.	5,654	169,168

		384,488

Security Description	Shares	Value (Note 2)

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	7,400	$295,556

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	493	9,130
HNI Corp.	3,690	95,017
Interface, Inc.	544	7,415
Knoll, Inc.	495	6,643

		118,205

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	1,715	101,408
Ensco PLC, Class A	11,400	535,458
Nabors Industries, Ltd.†	8,529	122,818

		759,684

Oil Companies-Exploration & Production — 1.8%
Abraxas Petroleum Corp.†	1,167	3,723
Apache Corp.	6,820	599,410
Apco Oil and Gas International, Inc.	96	1,733
Approach Resources, Inc.†	146	3,729
ATP Oil & Gas Corp.†	551	1,862
Berry Petroleum Co., Class A	1,705	67,620
Cabot Oil & Gas Corp.	644	25,374
Carrizo Oil & Gas, Inc.†	341	8,017
Cimarex Energy Co.	2,700	148,824
Clayton Williams Energy, Inc.†	58	2,806
CNOOC, Ltd. ADR	710	142,887
Concho Resources, Inc.†	158	13,449
Contango Oil & Gas Co.†	110	6,512
Denbury Resources, Inc.†	1,739	26,276
Devon Energy Corp.	5,786	335,530
Encana Corp.	25,918	539,872
Energen Corp.	3,550	160,211
Energy XXI Bermuda, Ltd.	616	19,275
EOG Resources, Inc.	292	26,312
FX Energy, Inc.†	811	4,825
Goodrich Petroleum Corp.†	323	4,477
Gulfport Energy Corp.†	340	7,014
Hyperdynamics Corp.†	1,688	1,415
Kodiak Oil & Gas Corp.†	1,660	13,629
Magnum Hunter Resources Corp.†	1,133	4,736
McMoRan Exploration Co.†	798	10,111
Northern Oil and Gas, Inc.†	504	8,034
Oasis Petroleum, Inc.†	453	10,953
Occidental Petroleum Corp.	11,195	960,195
Pengrowth Energy Corp.	13,841	87,823
Penn West Petroleum, Ltd.	36,804	492,806
Pioneer Natural Resources Co.	140	12,349
Range Resources Corp.	358	22,149
Rex Energy Corp.†	308	3,453
Rosetta Resources, Inc.†	414	15,169
Southwestern Energy Co.†	906	28,929
Stone Energy Corp.†	408	10,339
Ultra Petroleum Corp.†	441	10,174
Vermilion Energy, Inc.	2,270	102,497
W&T Offshore, Inc.	318	4,865
Whiting Petroleum Corp.†	188	7,731
Zargon Oil & Gas, Ltd.	3,514	29,890

		3,986,985

Oil Companies-Integrated — 2.9%
Chevron Corp.	18,998	2,004,289
Exxon Mobil Corp.	21,873	1,871,673

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Marathon Oil Corp.	18,116	$463,226
Marathon Petroleum Corp.	15,046	675,866
Royal Dutch Shell PLC ADR, Class B	8,353	584,125
Total SA ADR	20,241	909,833

		6,509,012

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	582	24,857
Dril-Quip, Inc.†	279	18,300
Flotek Industries, Inc.†	528	4,931
FMC Technologies, Inc.†	668	26,206
Lufkin Industries, Inc.	246	13,363
Natural Gas Services Group, Inc.†	5,617	83,244

		170,901

Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	711	10,480
CVR Energy, Inc.†	688	18,287
HollyFrontier Corp.	12,493	442,627
Suburban Propane Partners LP	1,866	77,010
Western Refining, Inc.	413	9,197

		557,601

Oil-Field Services — 0.2%
Baker Hughes, Inc.	196	8,056
Basic Energy Services, Inc.†	273	2,817
Core Laboratories NV	62	7,186
Halliburton Co.	1,362	38,667
Key Energy Services, Inc.†	932	7,083
Pioneer Drilling Co.†	557	4,439
Schlumberger, Ltd.	3,572	231,859
Superior Energy Services, Inc.†	593	11,996
Tesco Corp.†	386	4,632

		316,735

Optical Supplies — 0.0%
STAAR Surgical Co.†	364	2,828

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	411	8,783
Masimo Corp.†	451	10,093

		18,876

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	1,043	58,231

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	334	8,494

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	160	7,251

Pipelines — 0.6%
Atlas Pipeline Partners LP	3,487	108,725
Crosstex Energy, Inc.	375	5,250
Enterprise Products Partners LP	14,675	751,947
Kinder Morgan Energy Partners LP	5,269	414,038
ONEOK, Inc.	840	35,540

		1,315,500

Platinum — 0.0%
Stillwater Mining Co.†	878	7,498

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	4,307	$4,350
Hubbell, Inc., Class B	1,563	121,820

		126,170

Precious Metals — 0.0%
Paramount Gold and Silver Corp.†	1,914	4,594

Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	112	3,254
Deluxe Corp.	463	11,547
Valassis Communications, Inc.†	431	9,374

		24,175

Protection/Safety — 0.0%
Landauer, Inc.	1,440	82,555

Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	499	22,455

Radio — 0.0%
Sirius XM Radio, Inc.†	14,452	26,736

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	3,545	78,451
Alexander’s, Inc.	22	9,484
Alexandria Real Estate Equities, Inc.	6,209	451,518
American Assets Trust, Inc.	395	9,579
American Campus Communities, Inc.	257	11,560
American Capital Agency Corp.	17,332	582,528
American Tower Corp.	866	60,542
Annaly Capital Management, Inc.	64,495	1,082,226
Boston Properties, Inc.	51	5,527
CapLease, Inc.	18,411	76,406
Capstead Mortgage Corp.	11,410	158,713
CBL & Associates Properties, Inc.	464	9,067
Colony Financial, Inc.	5,035	87,105
Digital Realty Trust, Inc.	22,215	1,667,680
EastGroup Properties, Inc.	738	39,335
Equity Lifestyle Properties, Inc.	186	12,828
Essex Property Trust, Inc.	1,376	211,794
FelCor Lodging Trust, Inc.†	1,545	7,261
Gladstone Commercial Corp.	594	9,896
Glimcher Realty Trust	1,021	10,435
Hatteras Financial Corp.	3,666	104,848
HCP, Inc.	7,986	352,582
Highwoods Properties, Inc.	508	17,094
Home Properties, Inc.	395	24,237
Kilroy Realty Corp.	299	14,475
Medical Properties Trust, Inc.	8,009	77,047
Mid-America Apartment Communities, Inc.	316	21,564
Newcastle Investment Corp.	1,220	8,174
Omega Healthcare Investors, Inc.	5,729	128,902
Plum Creek Timber Co., Inc.	2,425	96,272
Rayonier, Inc.	1,312	58,909
Sabra Health Care REIT, Inc.	2,025	34,648
Simon Property Group, Inc.	248	38,604
Tanger Factory Outlet Centers	9,815	314,571
Ventas, Inc.	1,663	104,969
Weyerhaeuser Co.	18,900	422,604

		6,401,435

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	1,065	17,423
HFF, Inc., Class A†	399	5,562

		22,985

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Operations & Development — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes ADR	9,600	$71,136
Gafisa SA ADR†	93,500	237,490

		308,626

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	319	14,837

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	9,502	269,002
Avis Budget Group, Inc.†	910	13,832
Dollar Thrifty Automotive Group, Inc.†	230	18,621
Hertz Global Holdings, Inc.†	17,504	224,051
McGrath RentCorp	3,813	101,045
United Rentals, Inc.†	162	5,514

		632,065

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	339	4,122
PAREXEL International Corp.†	473	13,353

		17,475

Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	321	17,392
Vail Resorts, Inc.	255	12,770

		30,162

Retail-Apparel/Shoe — 0.1%
Aeropostale, Inc.†	680	12,124
ANN, Inc.†	437	11,139
Ascena Retail Group, Inc.†	1,022	19,030
Buckle, Inc.	211	8,349
Cato Corp., Class A	295	8,986
Destination Maternity Corp.	278	6,005
Express, Inc.†	431	7,831
Guess?, Inc.	4,249	129,042
Jos. A. Bank Clothiers, Inc.†	226	9,596
Limited Brands, Inc.	413	17,565
Ross Stores, Inc.	384	23,989
Vera Bradley, Inc.†	164	3,457

		257,113

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	233	19,518

Retail-Automobile — 0.1%
Copart, Inc.†	9,718	230,219

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	304	18,787

Retail-Building Products — 0.1%
Home Depot, Inc.	5,437	288,107

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,325	48,732

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	274	16,163

Retail-Discount — 0.6%
Costco Wholesale Corp.	11,180	1,062,100
Dollar Tree, Inc.†	550	29,590
HSN, Inc.	324	13,073
Wal-Mart Stores, Inc.	4,343	302,794

		1,407,557

Security Description	Shares	Value (Note 2)

Retail-Drug Store — 0.1%
CVS Caremark Corp.	3,075	$143,695
Walgreen Co.	1,157	34,224

		177,919

Retail-Jewelry — 0.3%
Tiffany & Co.	12,101	640,748

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	8,708	432,701
TJX Cos., Inc.	1,411	60,574

		493,275

Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	134	9,046

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	402	9,431
First Cash Financial Services, Inc.†	272	10,926

		20,357

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	596	7,247

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	256	9,736

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	195	8,871

Retail-Restaurants — 1.0%
AFC Enterprises, Inc.†	408	9,441
BJ’s Restaurants, Inc.†	200	7,600
Bravo Brio Restaurant Group, Inc.†	325	5,795
Buffalo Wild Wings, Inc.†	150	12,996
CEC Entertainment, Inc.	218	7,929
Cheesecake Factory, Inc.†	474	15,149
Chipotle Mexican Grill, Inc.†	132	50,153
Cracker Barrel Old Country Store, Inc.	195	12,246
DineEquity, Inc.†	152	6,785
Jack in the Box, Inc.†	3,096	86,317
Krispy Kreme Doughnuts, Inc.†	660	4,217
McDonald’s Corp.	12,506	1,107,156
Sonic Corp.†	903	9,048
Starbucks Corp.	12,249	653,117
Texas Roadhouse, Inc.	576	10,616
Yum! Brands, Inc.	2,219	142,948

		2,141,513

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	227	13,100
Zumiez, Inc.†	209	8,277

		21,377

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	255	17,508

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	208	11,425

Retirement/Aged Care — 0.0%
Emeritus Corp.†	343	5,773

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	9,300	424,917
Cooper Tire & Rubber Co.	561	9,840
Goodyear Tire & Rubber Co.†	1,742	20,573

		455,330

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	405	$6,140
Inmarsat PLC ADR	89,900	710,210

		716,350

Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	5,951	70,698
Washington Federal, Inc.	32,971	556,880

		627,578

Schools — 0.0%
American Public Education, Inc.†	178	5,696
Apollo Group, Inc., Class A†	269	9,735
Capella Education Co.†	168	5,840
K12, Inc.†	244	5,685
Strayer Education, Inc.	104	11,338

		38,294

Security Services — 0.2%
Brink’s Co.	369	8,553
Secom Co., Ltd. ADR	36,800	420,992

		429,545

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	1,135	7,480

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	190	7,157
Cirrus Logic, Inc.†	562	16,793
Hittite Microwave Corp.†	253	12,933
Linear Technology Corp.	780	24,437
Maxim Integrated Products, Inc.	27,256	698,844
Micrel, Inc.	701	6,681
Power Integrations, Inc.	275	10,257
QUALCOMM, Inc.	5,349	297,832
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,571	496,571
TriQuint Semiconductor, Inc.†	1,529	8,410

		1,579,915

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	65,636	752,189
Lam Research Corp.†	5,681	214,401
MKS Instruments, Inc.	2,053	59,393
Ultratech, Inc.†	272	8,568
Veeco Instruments, Inc.†	261	8,968

		1,043,519

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	800	32,192

Silver Mining — 0.0%
Hecla Mining Co.	2,517	11,956

Steel Pipe & Tube — 0.0%
Furmanite Corp.†	762	3,703

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	4,600	232,300
Schnitzer Steel Industries, Inc., Class A	7,350	205,947

		438,247

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	173	5,517

Security Description	Shares	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	13,125	$169,706
Finisar Corp.†	720	10,771

		180,477

Telecom Services — 0.4%
BCE, Inc.	15,260	628,712
Cbeyond, Inc.†	670	4,536
Consolidated Communications Holdings, Inc.	6,246	92,441
Virgin Media, Inc.	780	19,024
Vivendi SA ADR	4,300	79,171

		823,884

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	509	15,367
Harris Corp.	3,268	136,766
Juniper Networks, Inc.†	1,251	20,404
ShoreTel, Inc.†	746	3,267

		175,804

Telephone-Integrated — 0.8%
AT&T, Inc.	15,990	570,203
CenturyLink, Inc.	9,321	368,086
General Communication, Inc., Class A†	624	5,186
Shenandoah Telecommunications Co.	465	6,329
Verizon Communications, Inc.	17,034	756,991
Windstream Corp.	2,524	24,382

		1,731,177

Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	12,807	116,031

Theaters — 0.0%
Cinemark Holdings, Inc.	637	14,555
National CineMedia, Inc.	545	8,268

		22,823

Therapeutics — 0.1%
Isis Pharmaceuticals, Inc.†	1,008	12,096
Onyx Pharmaceuticals, Inc.†	495	32,893
Pharmacyclics, Inc.†	398	21,735
Questcor Pharmaceuticals, Inc.†	403	21,455
Theravance, Inc.†	486	10,799

		98,978

Tobacco — 0.4%
Altria Group, Inc.	2,928	101,162
Imperial Tobacco Group PLC ADR	6,800	525,912
Philip Morris International, Inc.	1,587	138,482
Star Scientific, Inc.†	1,397	6,370

		771,926

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,228	138,693

Toys — 1.2%
Hasbro, Inc.	31,787	1,076,626
Mattel, Inc.	48,649	1,578,173

		2,654,799

Transactional Software — 0.0%
ACI Worldwide, Inc.†	294	12,997
Bottomline Technologies, Inc.†	340	6,137
Synchronoss Technologies, Inc.†	242	4,470

		23,604

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport-Equipment & Leasing — 0.1%
Fly Leasing, Ltd. ADR	5,558	$67,752
Greenbrier Cos., Inc.†	6,373	112,037
TAL International Group, Inc.	3,550	118,890

		298,679

Transport-Marine — 0.1%
Tidewater, Inc.	2,300	106,628

Transport-Rail — 0.6%
CSX Corp.	2,591	57,935
Genesee & Wyoming, Inc., Class A†	308	16,275
Norfolk Southern Corp.	6,550	470,093
Union Pacific Corp.	7,268	867,145

		1,411,448

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	140	8,194
Expeditors International of Washington, Inc.	11,960	463,450
Hub Group, Inc., Class A†	360	13,032
United Parcel Service, Inc., Class B	9,330	734,831

		1,219,507

Transport-Truck — 0.1%
Con-way, Inc.	2,337	84,389
Forward Air Corp.	302	9,746
Knight Transportation, Inc.	618	9,882
Old Dominion Freight Line, Inc.†	390	16,883

		120,900

Travel Services — 0.0%
Ambassadors Group, Inc.	4,302	23,403
Interval Leisure Group, Inc.	460	8,744

		32,147

Venture Capital — 0.1%
Hercules Technology Growth Capital, Inc.	11,342	128,618

Veterinary Diagnostics — 0.1%
Neogen Corp.†	214	9,887
VCA Antech, Inc.†	6,182	135,880

		145,767

Virtual Reality Products — 0.0%
RealD, Inc.†	442	6,612

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	142	6,863

Water — 0.0%
California Water Service Group	4,500	83,115

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	2,709	6,502

Web Hosting/Design — 0.0%
NIC, Inc.	614	7,798

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,242	720,447

Wire & Cable Products — 0.0%
Belden, Inc.	349	11,639

Wireless Equipment — 0.0%
Aruba Networks, Inc.†	669	10,068
Crown Castle International Corp.†	483	28,333

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment (continued)
InterDigital, Inc.	352	$10,388
ViaSat, Inc.†	117	4,419

		53,208

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	506	7,727

Total Common Stock (cost $120,597,752)		136,159,811

CONVERTIBLE PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust Series E 9.00% (cost $66,827)	2,382	65,029

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets Index Fund (cost $881,942)	22,000	862,180

PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00% (cost $28,322)	1,666	44,149

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.59% due 05/25/35	$524,234	505,096
AmeriCredit Automobile Receivables Trust Series 2011-1, Class A3 1.39% due 09/08/15	390,000	392,187
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R4, Class M1 0.68% due 07/25/35	450,000	316,054
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2007-4, Class AM 5.98% due 02/10/51(2)	300,000	300,585
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	63,425	63,050
BCAP LLC Trust FRS Series 2010-RR6, Class 2215 4.99% due 06/26/36*(3)	311,000	255,142
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	7,088	7,129
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.59% due 10/25/35*(3)	65,103	63,454
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.60% due 02/25/36*(3)	400,000	297,610
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/36*(3)	353,110	362,409

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(3)	$240,798	$237,770
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(3)	378,770	371,059
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/36*(3)	176,703	181,993
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/46(2)	300,000	312,316
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.90% due 12/25/34	43,565	42,870
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(3)	17,612	17,993
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.21% due 05/25/34(3)	26,591	23,360
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(3)	211,329	222,781
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(3)	270,467	281,664
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.53% due 10/25/35	114,081	112,387
First Horizon Alternative Mtg. Securities FRS Series 2004-AA3, Class A3 2.56% due 09/25/34(3)	200,000	164,960
Fremont Home Loan Trust FRS Series 2004-1, Class M2 1.00% due 02/25/34	265,232	231,540
GS Mtg. Securities Corp. II VRS Series 2011-GC5, Class AS 5.21% due 08/10/44*(2)	300,000	334,615
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(3)	364,484	374,621
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 5.92% due 12/26/37*(3)	187,768	187,648
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/46(2)	400,000	435,147
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	340,000	383,705
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class AM 5.50% due 01/12/43(2)	200,000	194,090

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.69% due 08/25/34(3)	$53,649	$53,381
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.95% due 10/25/37	1,617	1,610
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-4, Class A3 5.17% due 12/12/49(2)	255,000	282,527
Morgan Stanley Capital I VRS Series 2005-T17, Class AJ 4.84% due 12/13/41(2)	300,000	304,354
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(2)	400,000	420,488
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.45% due 06/25/36(3)	136,170	130,519
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 3.09% due 07/26/35*(3)	300,000	267,491
Morgan Stanley Re-REMIC Trust Series 2009-R3, Class 1A 5.50% due 10/26/35*(3)	204,369	218,358
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/47*(3)	384,780	405,062
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.73% due 07/25/35	200,000	188,693
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(3)	158,677	162,500
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	100,097	101,628
Soundview Home Equity Loan Trust FRS Series 2005-CTX1, Class M1 0.67% due 11/25/35	60,000	50,392
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C22, Class AM 5.49% due 12/15/44(2)	289,000	307,139
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.92% due 05/15/43(2)	300,000	327,298
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.66% due 10/25/34	71,937	62,880
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/44*(2)	350,000	384,202
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(2)	300,000	336,874

Total Asset Backed Securities (cost $10,517,711)		10,678,631

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.1%
Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35 (cost $138,101)	$149,000	$141,736

U.S. CORPORATE BONDS & NOTES — 15.1%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	626,125

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.20% due 06/01/15	250,000	252,909

Banks-Super Regional — 1.1%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	250,000	279,906
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(1)	250,000	263,675
US Bancorp Senior Notes 3.00% due 03/15/22	500,000	512,187
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	255,482
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	784,653
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	250,000	274,375

		2,370,278

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	592,911

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/18	750,000	772,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	280,625

		1,053,125

Casino Services — 0.3%
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	500,000	570,000

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	278,292

Security Description	Principal Amount	Value (Note 2)

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(4)	$250,000	$240,000

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 0.75% due 05/11/15	250,000	249,620

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Senior Notes 6.88% due 07/15/33*	250,000	240,000

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.88% due 03/22/17	250,000	254,674
Bank of America Corp. Senior Notes 4.50% due 04/01/15	250,000	257,691
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 08/15/18(1)	500,000	524,655
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,000,000	1,025,067
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	250,000	261,941
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	500,000	507,909
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	492,610

		3,324,547

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	252,915
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	561,191

		814,106

Electric-Integrated — 0.7%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	512,747
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	500,000	588,513
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/21	500,000	513,093

		1,614,353

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	607,343

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.4%
Ford Motor Credit Co LLC Senior Notes 3.98% due 12/15/22*	$750,000	$772,432

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	250,000	245,625
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	250,000	242,500
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	250,000	271,250

		759,375

Food-Misc./Diversified — 0.4%
Ingredion, Inc. Senior Notes 3.20% due 11/01/15	250,000	260,789
Ingredion, Inc. Senior Notes 4.63% due 11/01/20	500,000	541,788

		802,577

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.30% due 04/01/17	250,000	256,212

Independent Power Producers — 0.6%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	750,000	731,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	250,000	258,750
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	261,250

		1,251,250

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	253,119

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	540,122

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.50% due 01/10/14	250,000	253,591

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	500,000	527,929
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	500,000	551,889

		1,079,818

Security Description	Principal Amount	Value (Note 2)

Medical-HMO — 0.3%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/18*	$500,000	$547,500

MRI/Medical Diagnostic Imaging — 0.3%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	747,500

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	500,000	574,043

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	250,000	252,199

Oil Companies-Exploration & Production — 0.2%
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	532,500

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/22*	250,000	262,992

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	252,500

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	500,000	532,500

Pipelines — 1.1%
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/22	250,000	256,585
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,223,718
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32(4)	500,000	646,956
Plains All American Pipeline LP/ PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	267,784

		2,395,043

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/21*	250,000	264,207

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/22	250,000	255,974
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	560,797

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
CubeSmart LP Company Guar. Notes 4.80% due 07/15/22	$250,000	$252,724
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	151,736
HCP, Inc. Senior Notes 6.00% due 03/01/15	750,000	807,106
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	527,188
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	256,753
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,033,616
Simon Property Group LP Senior Notes 4.13% due 12/01/21	500,000	532,692
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/22	250,000	251,730

		4,630,316

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*	500,000	531,884

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	271,875

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 1.50% due 10/25/15	250,000	255,664

Retail-Regional Department Stores — 0.2%
Neiman Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	500,000	518,755

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13†(5)(11)	125,000	13

Special Purpose Entity — 0.0%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(5)	18,948	18,993

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	305,035

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	552,360

Security Description	Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/42	$250,000	$261,974

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/21	500,000	562,591

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	255,511

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	250,000	251,968

Total U.S. Corporate Bonds & Notes (cost $31,906,941)		33,580,028

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Banks-Commercial — 0.2%
ING Bank NV Notes 3.75% due 03/07/17*	250,000	248,827
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	258,960

		507,787

Banks-Money Center — 0.2%
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	250,000	257,877
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	262,459

		520,336

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	500,000	540,000
Seven Seas Cruises S. de R.L. LLC Sec. Notes 9.13% due 05/15/19	500,000	516,250

		1,056,250

Diversified Banking Institutions — 0.1%
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	259,132

Diversified Minerals — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/21*	500,000	516,621

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	$500,000	$528,089

Medical-Drugs — 0.4%
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	500,000	543,125
Sanofi Senior Notes 1.20% due 09/30/14	250,000	252,833

		795,958

Oil Companies-Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	565,846
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	264,901
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,030,576
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	250,000	269,443
Total Capital SA Company Guar. Notes 3.00% due 06/24/15	250,000	265,318

		2,396,084

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	250,000	256,226

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	473,259

Total Foreign Corporate Bonds & Notes (cost $7,045,473)		7,309,742

U.S. GOVERNMENT AGENCIES — 11.8%
Federal Home Loan Mtg. Corp. — 4.6%
0.63% due 12/29/14	250,000	250,959
3.00% due 01/01/27	341,375	359,075
3.00% due 02/01/27	390,657	410,423
3.00% due 04/01/42	298,358	305,343
3.50% due 11/01/41	187,897	197,339
3.50% due 02/01/42	394,472	414,293
4.00% due 08/01/26	190,909	202,108
4.00% due 10/01/39	158,175	167,970
4.00% due 12/01/40	392,450	416,997
4.00% due 10/01/41	270,421	287,504
4.50% due 07/01/39	609,198	665,933
4.50% due 03/01/41	265,783	289,207
5.00% due 08/01/33	440,739	482,865
5.00% due 04/01/35	275,855	298,171
5.00% due 01/01/40	328,873	353,525
5.00% due 06/01/41	158,997	172,968
5.50% due 11/01/17	59,619	64,665

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 01/01/18	$71,285	$77,318
5.50% due 11/01/18	167,903	182,585
5.50% due 05/01/31	65,661	71,817
5.50% due 12/01/33	283,771	310,997
5.50% due 09/01/35	335,637	367,000
5.50% due 01/01/36	239,025	263,153
6.00% due 04/01/17	41,988	45,284
6.00% due 05/01/17	73,240	78,990
6.00% due 05/01/31	38,765	43,464
6.00% due 09/01/32	25,397	28,475
6.00% due 01/01/35	598,343	661,669
6.00% due 06/01/38	442,787	491,203
6.50% due 02/01/14	6,233	6,333
6.50% due 01/01/32	149,249	170,104
7.00% due 02/01/15	3,876	4,145
7.00% due 03/01/15	10,900	11,460
7.00% due 06/01/15	3,355	3,583
7.00% due 03/01/16	15,451	16,502
7.00% due 01/01/32	18,459	21,838
7.50% due 12/01/30	33,792	38,750
7.50% due 01/01/31	55,674	68,229
7.50% due 02/01/31	8,150	9,979
8.00% due 08/01/30	12,729	13,301
Federal Home Loan Mtg. Corp. REMIC
Series 4033, Class ED
2.50% due 10/15/36(3)	398,101	406,165
Series 3805, Class EG
3.50% due 06/15/40(3)	225,616	234,651
Series 3741, Class PI
4.00% due 02/15/35(3)(6)	549,766	46,303
Series 3754, Class MB
4.00% due 01/15/39(3)	300,000	324,093
Series 3924, Class LB
4.00% due 05/15/39(3)	200,000	216,352
Series 3837, Class JZ
4.00% due 04/15/41(3)	104,769	110,800
Series 3844, Class QE
4.50% due 12/15/40(3)	162,644	178,117
Series 3899, Class PB
4.50% due 07/15/41(3)	300,000	340,132

		10,182,137

Federal National Mtg. Assoc. — 5.2%
2.50% due 05/01/27	396,460	409,272
2.50% due 06/01/27	597,335	616,640
3.50% due 01/01/41	186,151	195,861
3.50% due 03/01/42	297,252	313,500
4.00% due 09/01/40	888,446	958,731
4.00% due 01/01/41	850,748	906,884
4.00% due 02/01/41	263,753	281,157
4.00% due 11/01/41	291,928	311,282
4.50% due 10/01/39	345,961	371,261
4.50% due 08/01/40	588,307	633,169
4.50% due 09/01/40	387,479	417,027
5.00% due 08/01/33	261,276	284,312
5.00% due 06/01/34	338,285	367,899
5.00% due 08/01/35	247,615	268,673
5.00% due 12/01/39	263,886	288,247
5.00% due 05/01/40	222,529	243,072
5.00% due 06/01/40	398,192	439,398
5.50% due 02/01/34	553,952	601,314
5.50% due 04/01/34	196,701	216,126

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 08/01/34	$175,185	$190,899
6.00% due 08/01/18	21,078	23,175
6.00% due 05/01/31	24,328	27,395
6.00% due 08/01/31	170,947	192,497
6.00% due 04/01/32	60,882	68,557
6.50% due 06/01/19	17,987	20,252
6.50% due 09/01/24	41,744	47,287
6.50% due 09/01/25	6,852	7,817
6.50% due 11/01/25	12,041	13,779
6.50% due 05/01/26	23,279	26,716
6.50% due 11/01/27	1,185	1,361
6.50% due 07/01/29	100,427	116,477
6.50% due 01/01/32	18,609	21,301
6.50% due 03/01/32	100,835	115,421
6.50% due 04/01/32	152,019	174,009
6.50% due 12/01/32	49,270	56,398
6.50% due 07/01/34	116,428	133,545
6.50% due 10/01/37	185,350	210,598
7.00% due 05/01/15	946	1,007
7.00% due 12/01/15	960	1,022
7.00% due 01/01/16	9,116	9,701
7.00% due 04/01/16	7,365	7,937
7.00% due 05/01/29	16,256	19,479
7.00% due 09/01/29	7,918	9,475
7.00% due 12/01/29	1,521	1,692
7.00% due 01/01/31	6,400	7,639
7.50% due 11/01/30	24,091	26,930
7.50% due 01/01/31	171,030	192,677
7.50% due 02/01/31	21,040	23,148
7.50% due 03/01/31	15,942	17,617
8.00% due 01/01/16	80,627	86,810
Federal National Mtg. Assoc. REMIC
Series 2012-52, Class NB
3.50% due 12/25/39(3)	298,004	313,368
Series 2010-151, Class PI
4.00% due 05/25/28(3)(6)	514,258	33,715
Series 2011-31, Class QA
4.00% due 04/25/41(3)	151,650	153,656
Series 2009-26, Class AI
4.50% due 04/25/24(3)(6)	4,960,136	351,104
Series 2009-19, Class PW
4.50% due 10/25/36(3)	300,000	333,394
Series 2007-84, Class P
5.00% due 08/25/37(3)	193,304	213,566
Series 2002-16, Class TM
7.00% due 04/25/32(3)	256,518	300,174
Series 1993-248, Class SA FRS
7.33% due 08/25/23(3)(7)	44,511	44,861

		11,720,281

Government National Mtg. Assoc. — 2.0%
3.50% due 11/15/41	293,803	314,744
4.00% due 10/15/41	312,341	341,692
4.50% due 10/15/39	268,894	296,875
4.50% due 06/15/41	282,563	309,935
5.00% due 02/15/40	263,647	291,071
5.50% due 07/20/33	303,681	339,362
5.50% due 02/20/34	215,089	240,361
5.50% due 03/20/34	201,987	225,720
6.00% due 05/20/32	77,068	87,255
6.00% due 07/20/33	174,965	198,526

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.50% due 11/15/23	$34,216	$39,179
6.50% due 12/15/23	129,971	149,674
6.50% due 02/15/24	47,866	54,898
6.50% due 03/20/27	4,664	5,386
6.50% due 04/20/27	21,725	25,086
6.50% due 04/20/34	98,177	113,367
7.00% due 12/15/22	13,878	16,104
7.00% due 05/15/23	3,815	4,457
7.00% due 06/15/23	2,771	3,238
7.00% due 12/15/23	8,623	10,024
7.00% due 04/15/28	12,803	15,331
7.50% due 08/15/30	15,423	15,971
7.50% due 09/15/30	4,888	5,258
7.50% due 11/15/30	35,440	39,368
7.50% due 01/15/31	19,032	23,291
Government National Mtg. Assoc. REMIC
Series 2011-126, Class IO VRS
1.64% due 04/16/53(3)(6)	3,965,444	345,608
Series 2009-94, Class KB
3.00% due 09/16/39(3)	202,855	211,181
Series 2011-128, Class BI
4.00% due 09/16/26(3)(6)	1,689,939	185,153
Series 2011-28, Class V
4.00% due 02/20/34(3)	289,047	317,171
Series 2010-165, Class IP
4.00% due 04/20/38(3)(6)	897,185	125,979
Series 2002-70, Class PA
4.50% due 08/20/32(3)	30,881	33,064
Series 2010-107, Class IO
4.50% due 04/20/36(3)(6)	324,999	55,111

		4,439,440

Total U.S. Government Agencies (cost $25,097,966)		26,341,858

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.3%
3.75% due 08/15/41	250,000	301,484
6.25% due 08/15/23	300,000	435,750

		737,234

United States Treasury Notes — 0.8%
1.75% due 10/31/18	400,000	418,531
1.88% due 02/28/14	240,000	246,159
2.13% due 05/31/15	330,000	346,191
2.63% due 11/15/20	250,000	274,785
4.13% due 05/15/15	250,000	276,270
4.25% due 11/15/13	150,000	158,092

		1,720,028

Total U.S. Government Treasuries (cost $2,348,146)		2,457,262

LOANS(8)(9) — 0.2%
Casino Hotels — 0.2%
CCM Merger, Inc. 6.00% due 03/01/17	236,524	235,046
Station GVR Acquisition LLC 1st Lien 6.25% due 06/17/16	90,628	90,543

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

LOANS (continued)
Casino Hotels (continued)
Station GVR Acquisition LLC 2nd Lien 10.00% due 06/17/17	$200,000	$199,000

Total Loans (cost $525,552)		524,589

Total Long-Term Investment Securities (cost $199,154,733)		218,165,015

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $4,430,004 and collateralized by $4,320,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/16 and having approximate value of $4,523,766 (cost $4,430,000)	4,430,000	4,430,000

TOTAL INVESTMENTS (cost $203,584,733)(10)	99.8%	222,595,015
Other assets less liabilities	0.2	512,274

NET ASSETS	100.0%	$223,107,289

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $8,691,296 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Illiquid Security. At June 30, 2012, the aggregate value of these securities was $18,993 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2012.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	See Note 6 for cost of investments on a tax basis.
(11)	Bond in default

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$136,159,811	$—	$—	$136,159,811
Convertible Preferred Stock	65,029	—	—	65,029
Exchange Traded Funds	862,180	—	—	862,180
Preferred Stock	44,149	—	—	44,149
Asset Backed Securities	—	10,678,631	—	10,678,631
Convertible Bonds & Notes	—	141,736	—	141,736
U.S. Corporate Bonds & Notes	—	33,580,015	13	33,580,028
Foreign Corporate Bonds & Notes	—	7,309,742	—	7,309,742
U.S. Government Agencies	—	26,341,858	—	26,341,858
U.S. Government Treasuries	—	2,457,262	—	2,457,262
Loans	—	524,589	—	524,589
Repurchase Agreement	—	4,430,000	—	4,430,000

Total	$137,131,169	$85,463,833	$13	$222,595,015

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreements	6.9%
Medical-Drugs	5.3
Computers	4.3
Diversified Banking Institutions	4.1
Oil Companies-Integrated	3.7
Telephone-Integrated	3.3
Applications Software	3.1
Insurance-Life/Health	2.7
Retail-Building Products	2.6
Tobacco	2.5
Retail-Discount	2.4
Diversified Manufacturing Operations	2.4
Oil Companies-Exploration & Production	2.3
Computers-Memory Devices	2.3
Beverages-Non-alcoholic	2.1
Retail-Drug Store	2.1
Web Portals/ISP	1.9
Medical-HMO	1.9
Semiconductor Components-Integrated Circuits	1.8
Aerospace/Defense	1.7
Medical-Biomedical/Gene	1.7
Oil & Gas Drilling	1.6
Distribution/Wholesale	1.6
E-Commerce/Products	1.6
Machinery-Pumps	1.5
Networking Products	1.4
Medical Instruments	1.4
Commercial Services-Finance	1.4
Computer Services	1.4
Machinery-Construction & Mining	1.4
Retail-Auto Parts	1.4
Medical-Generic Drugs	1.4
Television	1.4
Transport-Services	1.3
Electric-Integrated	1.3
Investment Management/Advisor Services	1.3
Casino Hotels	1.3
Banks-Super Regional	1.2
Cosmetics & Toiletries	1.2
Enterprise Software/Service	1.2
Building-Residential/Commercial	1.1
Medical-Wholesale Drug Distribution	1.1
Medical Products	1.1
Gold Mining	1.0
Schools	1.0
Retail-Apparel/Shoe	0.8
Retail-Restaurants	0.8
Financial Guarantee Insurance	0.7
Toys	0.7
Finance-Credit Card	0.6
Oil Field Machinery & Equipment	0.6
Machinery-Farming	0.5
Cable/Satellite TV	0.5
Human Resources	0.4
Vitamins & Nutrition Products	0.4
Aerospace/Defense-Equipment	0.4
Retail-Major Department Stores	0.3
Instruments-Controls	0.3
Gas-Distribution	0.3
E-Commerce/Services	0.3
Multimedia	0.3

Telecommunication Equipment	0.3%
Retail-Bedding	0.2
Telecom Equipment-Fiber Optics	0.2
Metal Processors & Fabrication	0.2
Transport-Rail	0.1
Oil-Field Services	0.1
Coffee	0.1

101.8%

*	Calculated as a percentage of net assets

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.9%
Aerospace/Defense — 1.7%
Boeing Co.	4,545	$337,693

Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.†	1,635	71,384

Applications Software — 3.1%
Microsoft Corp.	20,210	618,224

Banks-Super Regional — 1.2%
Wells Fargo & Co.	7,560	252,806

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	5,935	419,367

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	12,655	232,599

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	3,150	100,706

Casino Hotels — 1.3%
Las Vegas Sands Corp.	5,875	255,504

Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	700	15,246

Commercial Services-Finance — 1.4%
Global Payments, Inc.	2,500	108,075
Western Union Co.	11,000	185,240

		293,315

Computer Services — 1.4%
Accenture PLC, Class A	1,200	72,108
iGATE Corp.†	5,400	91,908
International Business Machines Corp.	660	129,083

		293,099

Computers — 4.3%
Apple, Inc.†	1,485	867,240

Computers-Memory Devices — 2.3%
EMC Corp.†	17,275	442,758
NetApp, Inc.†	530	16,865

		459,623

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	4,070	249,288

Distribution/Wholesale — 1.6%
Arrow Electronics, Inc.†	3,200	104,992
WESCO International, Inc.†	3,915	225,308

		330,300

Diversified Banking Institutions — 4.1%
Citigroup, Inc.	8,700	238,467
Goldman Sachs Group, Inc.	450	43,137
JPMorgan Chase & Co.	15,340	548,098

		829,702

Diversified Manufacturing Operations — 2.4%
General Electric Co.	22,875	476,715

E-Commerce/Products — 1.6%
eBay, Inc.†	7,605	319,486

E-Commerce/Services — 0.3%
IAC/InterActiveCorp.	1,280	58,368

Electric-Integrated — 1.3%
NextEra Energy, Inc.	3,805	261,822

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.2%
Oracle Corp.	7,850	$233,145

Finance-Credit Card — 0.6%
Discover Financial Services	3,755	129,848

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	9,800	138,180

Gas-Distribution — 0.3%
National Grid PLC ADR	1,200	63,588

Gold Mining — 1.0%
Barrick Gold Corp.	5,485	206,071

Human Resources — 0.4%
Manpower, Inc.	2,300	84,295

Instruments-Controls — 0.3%
Honeywell International, Inc.	1,155	64,495

Insurance-Life/Health — 2.7%
Aflac, Inc.	12,720	541,745

Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	1,735	90,671
Waddell & Reed Financial, Inc., Class A	5,600	169,568

		260,239

Machinery-Construction & Mining — 1.4%
Joy Global, Inc.	5,150	292,159

Machinery-Farming — 0.5%
Deere & Co.	1,300	105,131

Machinery-Pumps — 1.5%
Flowserve Corp.	2,685	308,104

Medical Instruments — 1.4%
St. Jude Medical, Inc.	7,350	293,338

Medical Products — 1.1%
Covidien PLC	4,060	217,210

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.	4,090	298,734
Celgene Corp.†	600	38,496

		337,230

Medical-Drugs — 5.3%
AstraZeneca PLC ADR	3,200	143,200
Eli Lilly & Co.	8,755	375,677
Merck & Co., Inc.	13,135	548,386

		1,067,263

Medical-Generic Drugs — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	7,000	276,080

Medical-HMO — 1.9%
Cigna Corp.	5,480	241,120
UnitedHealth Group, Inc.	2,300	134,550

		375,670

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	5,355	224,910

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	190	31,253

Multimedia — 0.3%
Walt Disney Co.	1,100	53,350

Networking Products — 1.4%
Cisco Systems, Inc.	17,095	293,521

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 1.6%
Atwood Oceanics, Inc.†	2,400	$90,816
Noble Corp.†	7,460	242,674

		333,490

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	2,475	163,845
Cobalt International Energy, Inc.†	1,535	36,072
Newfield Exploration Co.†	2,600	76,206
Whiting Petroleum Corp.†	4,500	185,040

		461,163

Oil Companies-Integrated — 3.7%
BP PLC ADR	2,485	100,742
Exxon Mobil Corp.	7,390	632,362
Petroleo Brasileiro SA ADR	1,215	22,806

		755,910

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	1,700	72,607
National Oilwell Varco, Inc.	800	51,552

		124,159

Oil-Field Services — 0.1%
Halliburton Co.	600	17,034

Retail-Apparel/Shoe — 0.8%
Buckle, Inc.	3,000	118,710
Ross Stores, Inc.	800	49,976

		168,686

Retail-Auto Parts — 1.4%
Advance Auto Parts, Inc.	4,225	288,230

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	800	49,440

Retail-Building Products — 2.6%
Home Depot, Inc.	1,740	92,203
Lowe’s Cos., Inc.	15,630	444,517

		536,720

Retail-Discount — 2.4%
Dollar General Corp.†	3,955	215,113
Wal-Mart Stores, Inc.	3,810	265,633

		480,746

Retail-Drug Store — 2.1%
CVS Caremark Corp.	5,940	277,576
Walgreen Co.	4,740	140,209

		417,785

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	1,370	68,075

Retail-Restaurants — 0.8%
McDonald’s Corp.	500	44,265
Starbucks Corp.	2,130	113,572

		157,837

Schools — 1.0%
ITT Educational Services, Inc.†	3,350	203,513

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	2,845	107,171
QUALCOMM, Inc.	4,670	260,026

		367,197

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.2%
JDS Uniphase Corp.†	4,100	$45,100

Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	3,260	53,170
Nortel Networks Corp.†	147	2

		53,172

Telephone-Integrated — 3.3%
AT&T, Inc.	18,865	672,726

Television — 1.4%
CBS Corp., Class B	8,345	273,549

Tobacco — 2.5%
Altria Group, Inc.	3,400	117,470
Philip Morris International, Inc.	4,540	396,160

		513,630

Toys — 0.7%
Mattel, Inc.	4,175	135,437

Transport-Rail — 0.1%
Norfolk Southern Corp.	300	21,531

Transport-Services — 1.3%
Expeditors International of Washington, Inc.	1,330	51,538
United Parcel Service, Inc., Class B	2,695	212,258

		263,796

Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,700	82,161

Web Portals/ISP — 1.9%
Google, Inc., Class A†	665	385,747

Total Long-Term Investment Securities (cost $18,751,377)		19,216,146

REPURCHASE AGREEMENTS — 6.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$345,000	345,000
BNP Paribas SA Joint Repurchase Agreement(1)	225,000	225,000
Deutsche Bank AG Joint Repurchase Agreement(1)	240,000	240,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	310,000	310,000
UBS Securities LLC Joint Repurchase Agreement(1)	270,000	270,000

Total Repurchase Agreements (cost $1,390,000)		1,390,000

TOTAL INVESTMENTS (cost $20,141,377)(2)	101.8%	20,606,146
Liabilities in excess of other assets	(1.8)	(371,159)

NET ASSETS	100.0%	$20,234,987

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$1,067,263	$—	$—	$1,067,263
Other Industries*	18,148,883	—	—	18,148,883
Repurchase Agreements	—	1,390,000	—	1,390,000

Total	$19,216,146	$1,390,000	$—	$20,606,146

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Financial Statements

38

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Computers	4.8%
Repurchase Agreements	4.1
Medical-Drugs	3.7
Oil Companies-Exploration & Production	3.2
Oil Companies-Integrated	3.1
Diversified Banking Institutions	3.0
Insurance-Life/Health	2.9
Commercial Services-Finance	2.5
Telephone-Integrated	2.4
Distribution/Wholesale	2.4
Investment Management/Advisor Services	2.4
Retail-Discount	2.3
Computers-Memory Devices	1.9
Tobacco	1.9
Applications Software	1.9
Oil & Gas Drilling	1.9
Television	1.8
Retail-Apparel/Shoe	1.8
Retail-Building Products	1.8
Medical-HMO	1.7
Diversified Manufacturing Operations	1.7
Machinery-Pumps	1.6
Retail-Drug Store	1.6
Beverages-Non-alcoholic	1.5
Retail-Auto Parts	1.5
Aerospace/Defense	1.5
Semiconductor Components-Integrated Circuits	1.5
Banks-Super Regional	1.5
Building-Residential/Commercial	1.5
Machinery-Construction & Mining	1.5
Transport-Services	1.4
Web Portals/ISP	1.4
Medical Instruments	1.4
Medical-Generic Drugs	1.4
Networking Products	1.4
Schools	1.3
Medical-Biomedical/Gene	1.3
Cosmetics & Toiletries	1.2
Finance-Credit Card	1.2
Gold Mining	1.2
E-Commerce/Products	1.1
Financial Guarantee Insurance	1.1
Medical Products	1.1
Medical-Wholesale Drug Distribution	1.1
Enterprise Software/Service	1.0
Computer Services	0.9
Electric-Integrated	0.9
Aerospace/Defense-Equipment	0.8
Human Resources	0.8
Casino Hotels	0.7
Telecommunication Equipment	0.7
Retail-Restaurants	0.7
Wire & Cable Products	0.6
Medical-Hospitals	0.6
Cable/Satellite TV	0.6
Electronic Measurement Instruments	0.6
Retail-Bedding	0.6
Toys	0.6
Oil Field Machinery & Equipment	0.6
Apparel Manufacturers	0.5
Instruments-Controls	0.5

Vitamins & Nutrition Products	0.5%
E-Commerce/Services	0.4
Telecom Equipment-Fiber Optics	0.4
Instruments-Scientific	0.4
Agricultural Chemicals	0.4
Chemicals-Diversified	0.4
Retail-Major Department Stores	0.3
Coffee	0.3
Gas-Distribution	0.3
Metal Processors & Fabrication	0.2

99.8%

*	Calculated as a percentage of net assets

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.7%
Aerospace/Defense — 1.5%
Boeing Co.	71,365	$5,302,419

Aerospace/Defense-Equipment — 0.8%
BE Aerospace, Inc.†	68,000	2,968,880

Agricultural Chemicals — 0.4%
Agrium, Inc.	15,000	1,327,050

Apparel Manufacturers — 0.5%
True Religion Apparel, Inc.	63,900	1,851,822

Applications Software — 1.9%
Microsoft Corp.	222,855	6,817,134

Banks-Super Regional — 1.5%
Wells Fargo & Co.	156,775	5,242,556

Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	77,010	5,441,527

Building-Residential/Commercial — 1.5%
D.R. Horton, Inc.	283,200	5,205,216

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	66,765	2,134,477

Casino Hotels — 0.7%
Las Vegas Sands Corp.	60,300	2,622,447

Chemicals-Diversified — 0.4%
Celanese Corp., Series A	38,200	1,322,484

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†	49,400	1,075,932

Commercial Services-Finance — 2.5%
Global Payments, Inc.	65,800	2,844,534
Western Union Co.	263,775	4,441,971
Wright Express Corp.†	24,200	1,493,624

		8,780,129

Computer Services — 0.9%
iGATE Corp.†	191,900	3,266,138

Computers — 4.8%
Apple, Inc.†	28,985	16,927,240

Computers-Memory Devices — 1.9%
EMC Corp.†	194,000	4,972,220
NetApp, Inc.†	60,800	1,934,656

		6,906,876

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	72,310	4,428,987

Distribution/Wholesale — 2.4%
Arrow Electronics, Inc.†	91,800	3,011,958
WESCO International, Inc.†	96,100	5,530,555

		8,542,513

Diversified Banking Institutions — 3.0%
Citigroup, Inc.	110,400	3,026,064
Goldman Sachs Group, Inc.	10,885	1,043,436
JPMorgan Chase & Co.	186,850	6,676,151

		10,745,651

Diversified Manufacturing Operations — 1.7%
General Electric Co.	284,935	5,938,045

E-Commerce/Products — 1.1%
eBay, Inc.†	95,950	4,030,860

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.4%
IAC/InterActiveCorp.	34,415	$1,569,324

Electric-Integrated — 0.9%
NextEra Energy, Inc.	44,445	3,058,260

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	54,200	2,126,808

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	4,400	187,792
Oracle Corp.	108,845	3,232,697

		3,420,489

Finance-Credit Card — 1.2%
Discover Financial Services	127,250	4,400,305

Financial Guarantee Insurance — 1.1%
Assured Guaranty, Ltd.	276,283	3,895,590

Gas-Distribution — 0.3%
National Grid PLC ADR	20,200	1,070,398

Gold Mining — 1.2%
Barrick Gold Corp.	113,295	4,256,493

Human Resources — 0.8%
Manpower, Inc.	73,000	2,675,450

Instruments-Controls — 0.5%
Honeywell International, Inc.	31,500	1,758,960

Instruments-Scientific — 0.4%
Waters Corp.†	17,600	1,398,672

Insurance-Life/Health — 2.9%
Aflac, Inc.	238,091	10,140,296

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	83,250	4,350,645
Waddell & Reed Financial, Inc., Class A	137,800	4,172,584

		8,523,229

Machinery-Construction & Mining — 1.5%
Joy Global, Inc.	91,490	5,190,228

Machinery-Pumps — 1.6%
Flowserve Corp.	50,596	5,805,891

Medical Instruments — 1.4%
St. Jude Medical, Inc.	125,465	5,007,308

Medical Products — 1.1%
Covidien PLC	72,405	3,873,668

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.	61,615	4,500,360

Medical-Drugs — 3.7%
Eli Lilly & Co.	122,845	5,271,279
Merck & Co., Inc.	185,620	7,749,635

		13,020,914

Medical-Generic Drugs — 1.4%
Mylan, Inc.†	49,800	1,064,226
Teva Pharmaceutical Industries, Ltd. ADR	58,920	2,323,805
Watson Pharmaceuticals, Inc.†	20,100	1,487,199

		4,875,230

Medical-HMO — 1.7%
Cigna Corp.	120,955	5,322,020
Humana, Inc.	11,400	882,816

		6,204,836

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Hospitals — 0.6%
Universal Health Services, Inc., Class B	50,300	$2,170,948

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	90,395	3,796,590

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	4,200	690,858

Networking Products — 1.4%
Cisco Systems, Inc.	282,710	4,854,131

Oil & Gas Drilling — 1.9%
Atwood Oceanics, Inc.†	60,858	2,302,867
Noble Corp.†	137,470	4,471,899

		6,774,766

Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum Corp.	50,215	3,324,233
Cobalt International Energy, Inc.†	31,055	729,792
Newfield Exploration Co.†	70,000	2,051,700
Southwestern Energy Co.†	24,300	775,899
Whiting Petroleum Corp.†	112,600	4,630,112

		11,511,736

Oil Companies-Integrated — 3.1%
BP PLC ADR	56,620	2,295,375
Exxon Mobil Corp.	92,375	7,904,529
Petroleo Brasileiro SA ADR	35,815	672,247

		10,872,151

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	46,000	1,964,660

Retail-Apparel/Shoe — 1.8%
Buckle, Inc.	81,961	3,243,197
Chico’s FAS, Inc.	110,300	1,636,852
Express, Inc.†	93,000	1,689,810

		6,569,859

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	78,000	5,321,160

Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	33,600	2,076,480

Retail-Building Products — 1.8%
Home Depot, Inc.	34,800	1,844,052
Lowe’s Cos., Inc.	159,415	4,533,763

		6,377,815

Retail-Discount — 2.3%
Dollar General Corp.†	67,680	3,681,115
Wal-Mart Stores, Inc.	62,300	4,343,556

		8,024,671

Retail-Drug Store — 1.6%
CVS Caremark Corp.	65,900	3,079,507
Walgreen Co.	89,260	2,640,311

		5,719,818

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	24,795	1,232,064

Retail-Restaurants — 0.7%
Starbucks Corp.	44,295	2,361,809

Schools — 1.3%
ITT Educational Services, Inc.†	77,788	4,725,621

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	51,185	$1,928,139
QUALCOMM, Inc.	60,305	3,357,782

		5,285,921

Telecom Equipment-Fiber Optics — 0.4%
JDS Uniphase Corp.†	135,600	1,491,600

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.†	159,040	2,593,942

Telephone-Integrated — 2.4%
AT&T, Inc.	242,405	8,644,162

Television — 1.8%
CBS Corp., Class B	200,720	6,579,602

Tobacco — 1.9%
Altria Group, Inc.	50,400	1,741,320
Philip Morris International, Inc.	58,540	5,108,200

		6,849,520

Toys — 0.6%
Mattel, Inc.	61,545	1,996,520

Transport-Services — 1.4%
Expeditors International of Washington, Inc.	24,030	931,163
United Parcel Service, Inc., Class B	52,370	4,124,661

		5,055,824

Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.	33,700	1,628,721

Web Portals/ISP — 1.4%
Google, Inc., Class A†	8,705	5,049,509

Wire & Cable Products — 0.6%
Belden, Inc.	66,500	2,217,775

Total Long-Term Investment Securities (cost $326,049,067)		340,089,325

REPURCHASE AGREEMENTS — 4.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$3,490,000	3,490,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,350,000	2,350,000
Deutsche Bank AG Joint Repurchase Agreement(1)	2,555,000	2,555,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	3,280,000	3,280,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,845,000	2,845,000

Total Repurchase Agreements (cost $14,520,000)		14,520,000

TOTAL INVESTMENTS (cost $340,569,067)(2)	99.8%	354,609,325
Other assets less liabilities	0.2	659,157

NET ASSETS	100.0%	$355,268,482

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$340,089,325	$—	$—	$340,089,325
Repurchase Agreements	—	14,520,000	—	14,520,000

Total	$340,089,325	$14,520,000	$—	$354,609,325

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Financial Statements

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Computers	9.7%
E-Commerce/Products	7.1
Repurchase Agreements	6.2
Oil Companies-Exploration & Production	5.6
Retail-Apparel/Shoe	3.9
Enterprise Software/Service	3.9
Medical-Biomedical/Gene	3.4
Medical Instruments	3.3
Electronic Measurement Instruments	2.7
Medical-Drugs	2.7
Medical-HMO	2.5
Web Portals/ISP	2.3
Applications Software	2.2
Web Hosting/Design	2.2
Electronic Components-Semiconductors	2.2
Filtration/Separation Products	2.0
Transport-Services	1.9
Pharmacy Services	1.9
X-Ray Equipment	1.8
Internet Content-Information/News	1.7
Multimedia	1.6
Computers-Memory Devices	1.6
Electronic Design Automation	1.5
Retail-Vitamins & Nutrition Supplements	1.4
Entertainment Software	1.3
E-Commerce/Services	1.2
Computer Services	1.2
Consumer Products-Misc.	1.2
Apparel Manufacturers	1.1
Building-Residential/Commercial	1.1
Real Estate Investment Trusts	1.1
Retail-Building Products	1.0
Tobacco	1.0
Containers-Metal/Glass	1.0
Investment Management/Advisor Services	1.0
Retail-Restaurants	0.9
Auto/Truck Parts & Equipment-Original	0.9
Radio	0.9
Internet Content-Entertainment	0.9
Electronic Components-Misc.	0.9
Semiconductor Components-Integrated Circuits	0.9
Footwear & Related Apparel	0.8
Machinery-Pumps	0.8
Computers-Integrated Systems	0.7
Investment Companies	0.7
Internet Infrastructure Software	0.7
Coffee	0.7
Rental Auto/Equipment	0.6
Transactional Software	0.5
Heart Monitors	0.5
Telecommunication Equipment	0.5
Instruments-Scientific	0.5
Internet Incubators	0.4
Lighting Products & Systems	0.4
Internet Application Software	0.1
Purchased Options	0.1

100.9%

*	Calculated as a percentage of net assets

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.6%
Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	431,600	$11,968,268

Applications Software — 2.2%
Imperva, Inc.†	177,570	5,117,568
Salesforce.com, Inc.†	135,770	18,771,560

		23,889,128

Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	233,224	4,095,413
WABCO Holdings, Inc.†	97,658	5,169,038

		9,264,451

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	300,420	5,521,720
Lennar Corp., Class A	190,030	5,873,827

		11,395,547

Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	358,830	7,815,317

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	213,710	12,822,600

Computers — 9.7%
Apple, Inc.†	178,400	104,185,600

Computers-Integrated Systems — 0.7%
Teradata Corp.†	111,320	8,016,153

Computers-Memory Devices — 1.6%
EMC Corp.†	658,066	16,866,231

Consumer Products-Misc. — 1.2%
Jarden Corp.	293,540	12,334,551

Containers-Metal/Glass — 1.0%
Ball Corp.	261,260	10,724,723

E-Commerce/Products — 7.1%
Amazon.com, Inc.†	168,320	38,435,872
eBay, Inc.†	678,390	28,499,164
Shutterfly, Inc.†	296,330	9,094,368

		76,029,404

E-Commerce/Services — 1.2%
priceline.com, Inc.†	19,900	13,223,948

Electronic Components-Misc. — 0.9%
Jabil Circuit, Inc.	450,780	9,164,357

Electronic Components-Semiconductors — 2.2%
Broadcom Corp., Class A†	51,690	1,747,122
Skyworks Solutions, Inc.†	781,770	21,397,045

		23,144,167

Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	1,450,400	15,939,896

Electronic Measurement Instruments — 2.7%
Agilent Technologies, Inc.	358,200	14,055,768
Trimble Navigation, Ltd.†	334,770	15,402,768

		29,458,536

Enterprise Software/Service — 3.9%
Concur Technologies, Inc.†	252,000	17,161,200
Oracle Corp.	832,400	24,722,280

		41,883,480

Security Description	Shares	Value (Note 2)

Entertainment Software — 1.3%
Activision Blizzard, Inc.	1,131,350	$13,564,886

Filtration/Separation Products — 2.0%
Pall Corp.	238,450	13,069,444
Polypore International, Inc.†	216,030	8,725,452

		21,794,896

Footwear & Related Apparel — 0.8%
Deckers Outdoor Corp.†	192,880	8,488,649

Heart Monitors — 0.5%
HeartWare International, Inc.†	64,630	5,739,144

Instruments-Scientific — 0.5%
Waters Corp.†	61,170	4,861,180

Internet Application Software — 0.1%
Splunk, Inc.†	35,600	1,000,360

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	296,080	9,214,010

Internet Content-Information/News — 1.7%
LinkedIn Corp., Class A†	174,870	18,583,435

Internet Incubators — 0.4%
HomeAway, Inc.†	220,130	4,785,626

Internet Infrastructure Software — 0.7%
TIBCO Software, Inc.†	264,390	7,910,549

Investment Companies — 0.7%
Justice Holdings, Ltd.†(3)(5)	550,825	7,986,962

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	63,100	10,715,642

Lighting Products & Systems — 0.4%
Universal Display Corp.†	127,220	4,572,287

Machinery-Pumps — 0.8%
Flowserve Corp.	71,940	8,255,115

Medical Instruments — 3.3%
Edwards Lifesciences Corp.†	254,100	26,248,530
Intuitive Surgical, Inc.†	15,480	8,572,669

		34,821,199

Medical-Biomedical/Gene — 3.4%
Amylin Pharmaceuticals, Inc.†	217,900	6,151,317
Arena Pharmaceuticals, Inc.†	460,380	4,594,592
Biogen Idec, Inc.†	91,200	13,167,456
Gilead Sciences, Inc.†	249,760	12,807,693

		36,721,058

Medical-Drugs — 2.7%
Abbott Laboratories	174,000	11,217,780
Auxilium Pharmaceuticals, Inc.†	287,460	7,729,800
Elan Corp. PLC ADR†	196,860	2,872,187
Salix Pharmaceuticals, Ltd.†	126,400	6,881,216

		28,700,983

Medical-HMO — 2.5%
Aetna, Inc.	128,600	4,985,822
UnitedHealth Group, Inc.	365,530	21,383,505

		26,369,327

Multimedia — 1.6%
Walt Disney Co.	355,890	17,260,665

Oil Companies-Exploration & Production — 5.6%
Anadarko Petroleum Corp.	124,190	8,221,378

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Apache Corp.	95,000	$8,349,550
Cabot Oil & Gas Corp.	405,130	15,962,122
Cobalt International Energy, Inc.†	219,000	5,146,500
EOG Resources, Inc.	93,380	8,414,472
Newfield Exploration Co.†	239,850	7,030,004
Southwestern Energy Co.†	199,480	6,369,396

		59,493,422

Pharmacy Services — 1.9%
Catamaran Corp.†	202,720	20,111,851

Radio — 0.9%
Sirius XM Radio, Inc.†	4,995,590	9,241,841

Real Estate Investment Trusts — 1.1%
Host Hotels & Resorts, Inc.	715,400	11,317,628

Rental Auto/Equipment — 0.6%
Localiza Rent a Car SA	437,200	6,606,433

Retail-Apparel/Shoe — 3.9%
DSW, Inc., Class A	171,320	9,319,808
Express, Inc.†	578,429	10,510,055
PVH Corp.	176,230	13,708,932
Urban Outfitters, Inc.†	312,280	8,615,805

		42,154,600

Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	390,440	11,104,114

Retail-Restaurants — 0.9%
Buffalo Wild Wings, Inc.†	97,981	8,489,074
Burger King Worldwide, Inc.†	103,300	1,546,401

		10,035,475

Retail-Vitamins & Nutrition Supplements — 1.4%
GNC Holdings, Inc., Class A	383,380	15,028,496

Semiconductor Components-Integrated Circuits — 0.9%
Cypress Semiconductor Corp.†	689,830	9,119,553

Telecommunication Equipment — 0.5%
Juniper Networks, Inc.†	298,140	4,862,663

Tobacco — 1.0%
Philip Morris International, Inc.	126,600	11,047,116

Transactional Software — 0.5%
VeriFone Systems, Inc.†	178,130	5,894,322

Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	177,040	10,362,151
Expeditors International of Washington, Inc.	252,110	9,769,263

		20,131,414

Web Hosting/Design — 2.2%
Equinix, Inc.†	135,800	23,853,270

Web Portals/ISP — 2.3%
Dropbox, Inc.†(4)(5)(6)	369,192	3,340,855
Google, Inc., Class A†	35,930	20,841,915

		24,182,770

X-Ray Equipment — 1.8%
Hologic, Inc.†	1,064,110	19,196,544

Long-Term Investment Securities (cost $840,080,059)		1,012,853,842

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Put Options-Purchased — 0.1%
Put Options-Purchased†(7) (cost $945,918)	477	$720,272

REPURCHASE AGREEMENTS — 6.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$15,880,000	15,880,000
BNP Paribas SA Joint Repurchase Agreement(1)	10,710,000	10,710,000
Deutsche Bank AG Joint Repurchase Agreement(1)	11,635,000	11,635,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	14,945,000	14,945,000
UBS Securities LLC Joint Repurchase Agreement(1)	12,960,000	12,960,000

Total Repurchase Agreements (cost $66,130,000)		66,130,000

TOTAL INVESTMENTS (cost $907,155,977)(2)	100.9%	1,079,704,114
Liabilities in excess of other assets	(0.9)	(9,379,888)

NET ASSETS	100.0%	$1,070,324,226

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $11,327,817 representing 1.1% of net assets.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Capital Appreciation Portfolio held the following restricted

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Dropbox, Inc. Common Stock	05/01/12	369,192	$3,341,872	$3,340,855	$9.05	0.3%

(7)	Options Purchased
ADR	— American Depository Receipt

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Put Options — Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at June 30, 2012	Unrealized Appreciation (Depreciation)
Apple, Inc.	August 2012	$19.83	477	$945,918	$720,272	$(225,645)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$104,185,600	$—	$—	$104,185,600
E-Commerce/ Products	76,029,404	—	—	76,029,404
Oil Companies-Exploration & Production	59,493,422	—	—	59,493,422
Other Industries*	761,817,599	7,986,962	3,340,855	773,145,416
Short-Term Investment Securities:
Put Options-Purchased	720,272	—	—	720,272
Repurchase Agreements	—	66,130,000	—	66,130,000

Total	$1,002,246,297	$74,116,962	$3,340,855	$1,079,704,114

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between Level 1 and Level 2 and no transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

46

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	26.8%
Oil Companies-Exploration & Production	16.1
Gold Mining	6.2
Diversified Minerals	6.0
Metal-Copper	5.1
Oil-Field Services	4.9
Coal	4.5
Oil Field Machinery & Equipment	3.9
Chemicals-Diversified	3.5
Repurchase Agreements	3.0
Metal-Diversified	3.0
Oil Refining & Marketing	2.7
Oil & Gas Drilling	2.3
Metal-Iron	1.9
Building Products-Cement	1.6
Steel-Producers	1.4
Metal-Aluminum	1.3
Platinum	1.2
Agricultural Chemicals	1.2
Transport-Marine	1.0

97.6%

*	Calculated as a percentage of net assets

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.5%
Agricultural Chemicals — 1.2%
Mosaic Co.	47,000	$2,573,720

Building Products-Cement — 1.6%
CRH PLC(6)	183,574	3,562,353

Chemicals-Diversified — 3.5%
LyondellBasell Industries NV, Class A	112,600	4,534,402
Sasol, Ltd. ADR	72,860	3,092,907

		7,627,309

Coal — 4.5%
Alpha Natural Resources, Inc.†	159,900	1,392,729
CONSOL Energy, Inc.	88,080	2,663,539
Mongolian Mining Corp.†(6)	4,390,000	2,492,093
Peabody Energy Corp.	82,600	2,025,352
Walter Energy, Inc.	29,800	1,315,968

		9,889,681

Diversified Minerals — 4.9%
BHP Billiton PLC(6)	271,975	7,766,640
Teck Resources, Ltd., Class B	91,592	2,833,856

		10,600,496

Forestry — 0.0%
Sino-Forest Corp.†(1)(5)	303,100	0

Gold Mining — 6.2%
AngloGold Ashanti, Ltd. ADR	59,977	2,059,610
Barrick Gold Corp.	73,000	2,749,779
Cia de Minas Buenaventura SA ADR	81,100	3,080,178
Goldcorp, Inc.	51,000	1,920,077
Kinross Gold Corp.	447,790	3,649,488

		13,459,132

Metal-Aluminum — 1.3%
Alumina, Ltd.(6)	3,465,570	2,845,989

Metal-Copper — 5.1%
First Quantum Minerals, Ltd.	234,000	4,137,118
Freeport-McMoRan Copper & Gold, Inc.	202,800	6,909,396

		11,046,514

Metal-Diversified — 3.0%
Glencore International PLC(6)	825,603	3,835,542
Vedanta Resources PLC(6)	183,432	2,642,444

		6,477,986

Metal-Iron — 1.9%
Fortescue Metals Group, Ltd.(6)	789,523	4,035,020

Oil & Gas Drilling — 2.3%
Noble Corp.	96,500	3,139,145
Patterson-UTI Energy, Inc.	135,800	1,977,248

		5,116,393

Oil Companies-Exploration & Production — 16.1%
Anadarko Petroleum Corp.	56,800	3,760,160
Canadian Natural Resources, Ltd.	83,100	2,229,114
Chesapeake Energy Corp.	234,560	4,362,816
Cobalt International Energy, Inc.†	75,700	1,778,950
Encana Corp.	150,322	3,130,171
EOG Resources, Inc.	41,980	3,782,818
Occidental Petroleum Corp.	25,800	2,212,866
Oil Search, Ltd.(6)	558,176	3,808,554
Pioneer Natural Resources Co.	39,500	3,484,295
Southwestern Energy Co.†	132,900	4,243,497

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp.†	55,600	$2,286,272

		35,079,513

Oil Companies-Integrated — 26.8%
BG Group PLC(6)	504,145	10,318,755
BP PLC ADR	128,040	5,190,742
Chevron Corp.	70,810	7,470,455
ConocoPhillips	54,000	3,017,520
Imperial Oil, Ltd.	158,900	6,629,308
Marathon Petroleum Corp.	97,900	4,397,668
Petroleo Brasileiro SA ADR	162,330	3,046,934
Phillips 66†	138,550	4,605,402
Repsol YPF SA(6)	152,162	2,446,490
Repsol YPF SA ADR	106,800	1,706,664
Statoil ASA ADR	192,220	4,586,369
Suncor Energy, Inc.	171,872	4,969,955

		58,386,262

Oil Field Machinery & Equipment — 3.9%
Cameron International Corp.†	81,400	3,476,594
Dril-Quip, Inc.†	33,500	2,197,265
National Oilwell Varco, Inc.	43,100	2,777,364

		8,451,223

Oil Refining & Marketing — 2.7%
Reliance Industries, Ltd. GDR (LSE)*(6)	79,723	2,118,626
Reliance Industries, Ltd. GDR (OTC)†*	31,487	834,405
Tesoro Corp.†	115,900	2,892,864

		5,845,895

Oil-Field Services — 4.9%
Baker Hughes, Inc.	119,200	4,899,120
Schlumberger, Ltd.	90,400	5,867,864

		10,766,984

Platinum — 1.2%
Anglo American Platinum, Ltd.(6)	43,655	2,599,837

Steel-Producers — 1.4%
ArcelorMittal	203,700	3,110,499

Transport-Marine — 1.0%
Tidewater, Inc.	46,500	2,155,740

Total Common Stock (cost $235,152,256)		203,630,546

EQUITY CERTIFICATES — 1.1%
Diversified Minerals — 1.1%
Morgan Stanley-NMDC, Ltd.†(1)(2) (cost $4,559,622)	687,833	2,312,397

RIGHTS — 0.0%
Oil Companies-Integrated — 0.0%
Repsol YPF SA† (cost $84,881)	123,745	86,756

Total Long-Term Investment Securities (cost $239,796,759)		206,029,699

REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$1,565,000	1,565,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,045,000	1,045,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,140,000	1,140,000

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland Joint Repurchase Agreement(3)	$1,460,000	$1,460,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,270,000	1,270,000

Total Repurchase Agreements (cost $6,480,000)		6,480,000

TOTAL INVESTMENTS (cost $246,276,759)(4)	97.6%	212,509,699
Other assets less liabilities	2.4	5,162,713

NET ASSETS	100.0%	$217,672,412

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $2,953,031 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $2,312,397 representing 1.1% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley- NMDC, Ltd. Equity Certificates	03/23/10	262,333	$1,735,910
	03/30/10	255,300	1,689,856
	03/31/10	170,200	1,133,856

		687,833	$4,559,622	$2,312,397	$3.36	1.1%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	Fair valued security. Securities are classified Level 3 based on the securities valuation inputs; see Note 2.
(6)	Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $48,472,343 representing 22.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Gold Mining	$13,459,132	$—	$—	$13,459,132
Metal-Copper	11,046,514	—	—	11,046,514
Oil Companies — Exploration & Production	35,270,959	3,808,554	—	35,079,513
Oil Companies — Integrated	45,621,017	12,765,245	—	58,386,262
Other Industries*	53,760,581	31,898,544	0	85,659,125
Equity Certificates	—	2,312,397	—	2,312,397
Rights	86,756	—	—	86,756
Repurchase Agreements	—	6,480,000	—	6,480,000

Total	$155,244,959	$57,264,740	$0	$212,509,699

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $46,025,853 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

49

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreements	10.6%
United States Treasury Notes	10.3
Federal Home Loan Mtg. Corp.	7.2
Federal National Mtg. Assoc.	6.5
Government National Mtg. Assoc.	4.1
Diversified Banking Institutions	3.7
Computers	3.0
Medical-Drugs	2.9
United States Treasury Bonds	2.8
Oil Companies-Integrated	2.5
Telephone-Integrated	2.5
Applications Software	1.9
Insurance-Life/Health	1.8
Tobacco	1.7
Retail-Discount	1.7
Oil Companies-Exploration & Production	1.6
Retail-Building Products	1.6
Computers-Memory Devices	1.5
Web Portals/ISP	1.4
Retail-Drug Store	1.3
Transport-Services	1.3
Medical-HMO	1.2
Beverages-Non-alcoholic	1.2
Semiconductor Components-Integrated Circuits	1.1
Diversified Manufacturing Operations	1.1
E-Commerce/Products	1.1
Networking Products	1.0
Distribution/Wholesale	1.0
Oil & Gas Drilling	1.0
Machinery-Pumps	1.0
Commercial Services-Finance	1.0
Medical Instruments	1.0
Investment Management/Advisor Services	1.0
Medical-Biomedical/Gene	0.9
Computer Services	0.9
Machinery-Construction & Mining	0.9
Banks-Super Regional	0.9
Aerospace/Defense	0.9
Medical-Generic Drugs	0.8
Retail-Auto Parts	0.8
Enterprise Software/Service	0.8
Television	0.8
Cosmetics & Toiletries	0.8
Real Estate Investment Trusts	0.8
Electric-Integrated	0.7
Casino Hotels	0.7
Schools	0.7
Medical Products	0.7
Gold Mining	0.7
Building-Residential/Commercial	0.7
Retail-Restaurants	0.6
Medical-Wholesale Drug Distribution	0.6
Retail-Apparel/Shoe	0.5
Airlines	0.5
Financial Guarantee Insurance	0.5
Insurance-Mutual	0.4
Oil Field Machinery & Equipment	0.4
Cable/Satellite TV	0.4
Finance-Credit Card	0.3
Toys	0.3
Machinery-Farming	0.3

Insurance-Property/Casualty	0.3
Multimedia	0.3
U.S. Municipal Bonds & Notes	0.3
Municipal Bonds	0.3
Instruments-Controls	0.3
Vitamins & Nutrition Products	0.3
Human Resources	0.3
Food-Misc./Diversified	0.2
Telecommunication Equipment	0.2
Aerospace/Defense-Equipment	0.2
Sovereign Agency	0.2
Retail-Major Department Stores	0.2
Gas-Distribution	0.2
Steel-Producers	0.2
E-Commerce/Services	0.2
Auto-Cars/Light Trucks	0.2
Retail-Bedding	0.2
Diversified Financial Services	0.2
Telecom Equipment-Fiber Optics	0.2
Metal Processors & Fabrication	0.1
Transport-Rail	0.1
Coffee	0.1
Oil-Field Services	0.1

107.8%

*	Calculated as a percentage of net assets

50

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.4%
Aerospace/Defense — 0.9%
Boeing Co.	2,715	$201,725

Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.†	1,150	50,209

Applications Software — 1.9%
Microsoft Corp.	14,190	434,072

Banks-Super Regional — 0.9%
Wells Fargo & Co.	6,060	202,646

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	3,730	263,562

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	8,300	152,554

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	2,555	81,683

Casino Hotels — 0.7%
Las Vegas Sands Corp.	3,900	169,611

Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	600	13,068

Commercial Services-Finance — 1.0%
Global Payments, Inc.	1,800	77,814
Western Union Co.	8,635	145,413

		223,227

Computer Services — 0.9%
Accenture PLC, Class A	825	49,574
iGATE Corp.†	3,900	66,378
International Business Machines Corp.	495	96,812

		212,764

Computers — 3.0%
Apple, Inc.†	1,165	680,360

Computers-Memory Devices — 1.5%
EMC Corp.†	12,510	320,631
NetApp, Inc.†	500	15,910

		336,541

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	2,970	181,913

Distribution/Wholesale — 1.0%
Arrow Electronics, Inc.†	2,430	79,728
WESCO International, Inc.†	2,665	153,371

		233,099

Diversified Banking Institutions — 2.6%
Citigroup, Inc.	6,100	167,201
Goldman Sachs Group, Inc.	435	41,699
JPMorgan Chase & Co.	10,695	382,133

		591,033

Diversified Manufacturing Operations — 1.1%
General Electric Co.	12,020	250,497

E-Commerce/Products — 1.1%
eBay, Inc.†	5,665	237,987

E-Commerce/Services — 0.2%
IAC/InterActiveCorp.	850	38,760

Electric-Integrated — 0.5%
NextEra Energy, Inc.	1,725	118,697

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 0.8%
Oracle Corp.	6,235	$185,180

Finance-Credit Card — 0.3%
Discover Financial Services	2,285	79,015

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	7,760	109,416

Gas-Distribution — 0.2%
National Grid PLC ADR	800	42,392

Gold Mining — 0.7%
Barrick Gold Corp.	4,175	156,855

Human Resources — 0.3%
Manpower, Inc.	1,680	61,572

Instruments-Controls — 0.3%
Honeywell International, Inc.	1,145	63,937

Insurance-Life/Health — 1.8%
Aflac, Inc.	9,715	413,762

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	1,350	70,551
Waddell & Reed Financial, Inc., Class A	4,165	126,116

		196,667

Machinery-Construction & Mining — 0.9%
Joy Global, Inc.	3,680	208,766

Machinery-Farming — 0.3%
Deere & Co.	895	72,379

Machinery-Pumps — 1.0%
Flowserve Corp.	1,965	225,484

Medical Instruments — 1.0%
St. Jude Medical, Inc.	5,395	215,315

Medical Products — 0.7%
Covidien PLC	2,980	159,430

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	2,565	187,348
Celgene Corp.†	400	25,664

		213,012

Medical-Drugs — 2.9%
AstraZeneca PLC ADR	2,365	105,834
Eli Lilly & Co.	5,010	214,979
Merck & Co., Inc.	8,295	346,316

		667,129

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	4,860	191,678

Medical-HMO — 1.2%
Cigna Corp.	4,225	185,900
UnitedHealth Group, Inc.	1,650	96,525

		282,425

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	2,985	125,370

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	180	29,608

Multimedia — 0.2%
Walt Disney Co.	800	38,800

Networking Products — 1.0%
Cisco Systems, Inc.	13,855	237,890

51

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	1,785	$67,544
Noble Corp.†	5,030	163,626

		231,170

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	1,880	124,456
Cobalt International Energy, Inc.†	1,250	29,375
Newfield Exploration Co.†	1,900	55,689
Whiting Petroleum Corp.†	3,770	155,022

		364,542

Oil Companies-Integrated — 2.5%
BP PLC ADR	2,245	91,013
Exxon Mobil Corp.	5,330	456,088
Petroleo Brasileiro SA ADR	1,460	27,404

		574,505

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,200	51,252
National Oilwell Varco, Inc.	575	37,053

		88,305

Oil-Field Services — 0.1%
Halliburton Co.	400	11,356

Retail-Apparel/Shoe — 0.5%
Buckle, Inc.	2,250	89,033
Ross Stores, Inc.	500	31,235

		120,268

Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	2,805	191,357

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	600	37,080

Retail-Building Products — 1.6%
Home Depot, Inc.	1,300	68,887
Lowe’s Cos., Inc.	10,230	290,941

		359,828

Retail-Discount — 1.7%
Dollar General Corp.†	2,765	150,388
Wal-Mart Stores, Inc.	3,350	233,562

		383,950

Retail-Drug Store — 1.3%
CVS Caremark Corp.	4,200	196,266
Walgreen Co.	3,440	101,755

		298,021

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	980	48,696

Retail-Restaurants — 0.6%
McDonald’s Corp.	340	30,100
Starbucks Corp.	1,815	96,776

		126,876

Schools — 0.7%
ITT Educational Services, Inc.†	2,790	169,493

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	1,855	69,878

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc.	3,365	$187,363

		257,241

Telecom Equipment-Fiber Optics — 0.2%
JDS Uniphase Corp.†	3,135	34,485

Telecommunication Equipment — 0.2%
Juniper Networks, Inc.†	3,430	55,943

Telephone-Integrated — 2.1%
AT&T, Inc.	13,055	465,541

Television — 0.8%
CBS Corp., Class B	5,635	184,715

Tobacco — 1.7%
Altria Group, Inc.	2,400	82,920
Philip Morris International, Inc.	3,495	304,974

		387,894

Toys — 0.3%
Mattel, Inc.	2,250	72,990

Transport-Rail — 0.1%
Norfolk Southern Corp.	200	14,354

Transport-Services — 0.9%
Expeditors International of Washington, Inc.	955	37,006
United Parcel Service, Inc., Class B	2,180	171,697

		208,703

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,300	62,829

Web Portals/ISP — 1.4%
Google, Inc., Class A†	530	307,437

Total Common Stock (cost $12,833,735)		13,707,669

U.S. CORPORATE BONDS & NOTES — 4.9%
Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/23	$27,360	29,686
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	57,771
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	24,797	28,222

		115,679

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	38,248

Diversified Banking Institutions — 1.1%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	104,890

52

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	$35,000	$42,082
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	100,989

		247,961

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,182

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	40,778
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,882

		52,660

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	11,220

Food-Misc./Diversified — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	53,000	58,179

Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/26*	75,000	90,287

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	50,000	68,480

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,136

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	28,824

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	26,691
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,805
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,966
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,576

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$15,000	$17,673
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	62,592

		179,303

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	49,791
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	12,964
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,555
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	23,488

		91,798

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 1998-1, Class A 6.72% due 07/15/23	73,811	87,651

Total U.S. CORPORATE BONDS & NOTES (cost $993,166)		1,123,608

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	41,139

U.S. GOVERNMENT AGENCIES — 18.0%
Federal Home Loan Mtg. Corp. — 7.2%
4.00% due July TBA	300,000	318,328
4.50% due 02/01/39	465,445	497,301
5.00% due 05/01/38	92,909	100,426
5.00% due 11/01/38	335,773	360,943
5.00% due 02/01/39	99,798	107,279
5.50% due 01/01/38	225,082	244,918

		1,629,195

Federal National Mtg. Assoc. — 6.5%
4.50% due July TBA	1,000,000	1,072,656
5.00% due 03/01/19	175,162	189,654
5.00% due 04/01/19	35,160	38,267
6.00% due July TBA	150,000	164,836

		1,465,413

Government National Mtg. Assoc. — 4.1%
5.00% due 11/15/34	94,713	104,987
5.00% due 11/15/35	142,667	157,462
5.50% due 04/15/34	107,920	120,364
6.00% due July TBA	200,000	224,531
6.50% due 08/15/23	629	721
6.50% due 09/15/23	10,017	11,472
6.50% due 10/15/23	1,147	1,313
6.50% due 11/15/23	55,086	63,390
6.50% due 12/15/23	79,035	90,975

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/28	$4,489	$5,166
6.50% due 11/15/28	14,645	17,114
6.50% due 10/15/31	2,565	2,999
6.50% due 02/15/35	53,082	60,772
7.00% due 01/15/33	8,303	10,023
7.00% due 05/15/33	49,723	60,027

		931,316

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,739
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,727

		49,466

Total U.S. Government Agencies (cost $3,914,635)		4,075,390

U.S. GOVERNMENT TREASURIES — 13.1%
United States Treasury Bonds — 2.8%
4.38% due 11/15/39	130,000	173,164
4.38% due 05/15/41	125,000	166,953
4.63% due 02/15/40	210,000	290,489

		630,606

United States Treasury Notes — 10.3%
1.25% due 10/31/15	300,000	307,477
2.00% due 02/15/22	465,000	480,657
2.50% due 03/31/15	175,000	185,063
3.13% due 09/30/13	350,000	362,359
3.13% due 05/15/21	75,000	85,383
3.63% due 02/15/20	300,000	352,898
3.88% due 05/15/18	300,000	351,211
4.63% due 02/15/17	175,000	206,172

		2,331,220

Total U.S. Government Treasuries (cost $2,670,026)		2,961,826

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.6%
Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/13	$65,000	$66,803
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	55,000	64,448

Total Municipal Bonds & Notes (cost $119,871)		131,251

Total Long-Term Investment Securities (cost $20,571,331)		22,040,883

REPURCHASE AGREEMENTS — 10.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	585,000	585,000
BNP Paribas SA Joint Repurchase Agreement(1)	385,000	385,000
Deutsche Bank AG Joint Repurchase Agreement(1)	420,000	420,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	540,000	540,000
UBS Securities LLC Joint Repurchase Agreement(1)	470,000	470,000

Total Repurchase Agreements (cost $2,400,000)		2,400,000

TOTAL INVESTMENTS (cost $22,971,331)(2)	107.8%	24,440,883
Liabilities in excess of other assets	(7.8)	(1,766,284)

NET ASSETS	100.0%	$22,674,599

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $148,466 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
11	Long	S&P 500 E-Mini Index	September 2012	$727,100	$746,020	$18,920
5	Short	U.S. Treasury 5 Year Note	September 2012	620,010	619,844	166
2	Short	U.S. Treasury 10 Year Note	September 2012	268,656	266,750	1,906

						$20,992

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,707,669	$—	$—	$13,707,669
U.S. Corporate Bonds & Notes	—	978,049	145,559	1,123,608
Foreign Corporate Bonds & Notes	—	41,139	—	41,139
U.S. Government Agencies	—	4,075,390	—	4,075,390
U.S. Government Treasuries	—	2,961,826	—	2,961,826
Municipal Bonds & Notes	—	131,251	—	131,251
Repurchase Agreements	—	2,400,000	—	2,400,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	20,992	—	—	20,992

Total	$13,728,661	$10,587,655	$145,559	$24,461,875

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Sovereign	29.6%
Medical-Drugs	5.2
Medical-Biomedical/Gene	3.3
Repurchase Agreements	2.8
Oil Companies-Exploration & Production	2.6
Computers	2.3
Real Estate Investment Trusts	2.2
Diversified Banking Institutions	2.1
Oil Companies-Integrated	1.8
Real Estate Operations & Development	1.8
Retail-Restaurants	1.7
Tobacco	1.7
Industrial Gases	1.5
Food-Misc./Diversified	1.4
E-Commerce/Products	1.3
Real Estate Management/Services	1.3
Insurance-Reinsurance	1.2
Metal Processors & Fabrication	1.2
Transport-Rail	1.1
Aerospace/Defense	1.1
Medical-HMO	1.0
Enterprise Software/Service	1.0
Computers-Memory Devices	1.0
Multimedia	1.0
Industrial Automated/Robotic	1.0
Retail-Auto Parts	1.0
Beverages-Wine/Spirits	0.9
Applications Software	0.9
Precious Metals	0.9
Medical-Wholesale Drug Distribution	0.9
Gas-Distribution	0.9
Auto-Heavy Duty Trucks	0.8
Hotels/Motels	0.8
Airlines	0.8
Chemicals-Specialty	0.8
Cable/Satellite TV	0.8
Insurance-Multi-line	0.8
Cruise Lines	0.7
Semiconductor Components-Integrated Circuits	0.7
Data Processing/Management	0.7
Computer Aided Design	0.7
Insurance-Life/Health	0.7
Electronic Components-Semiconductors	0.7
Apparel Manufacturers	0.7
Casino Hotels	0.6
Oil & Gas Drilling	0.6
Retail-Automobile	0.6
Building Products-Cement	0.6
Auto-Cars/Light Trucks	0.6
E-Commerce/Services	0.6
Commercial Services-Finance	0.6
Electric Products-Misc.	0.6
Rubber-Tires	0.5
Rental Auto/Equipment	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electronics-Military	0.5
United States Treasury Notes	0.5
Internet Content-Information/News	0.5
Computer Services	0.5
Retail-Convenience Store	0.5
Banks-Special Purpose	0.5

Investment Management/Advisor Services	0.4%
Commercial Services	0.4
Consulting Services	0.4
United States Treasury Bonds	0.3
Retail-Apparel/Shoe	0.3
Web Portals/ISP	0.3
Distribution/Wholesale	0.3
Toys	0.2
Oil-Field Services	0.2
Therapeutics	0.2
Electronic Measurement Instruments	0.2
Telecom Services	0.1
Diversified Financial Services	0.1

100.1%

Country Allocation*

United States	37.0%
France	7.4
Japan	6.7
United Kingdom	6.3
Sweden	4.9
Canada	4.9
Australia	3.9
Singapore	3.5
Norway	3.3
Switzerland	2.9
Ireland	2.8
Mexico	2.8
Poland	2.2
Denmark	2.0
Germany	2.1
Belgium	1.1
Brazil	1.0
China	1.0
Panama	0.7
Taiwan	0.7
Cayman Islands	0.6
Italy	0.5
Bermuda	0.4
Spain	0.4
Netherlands	0.4
South Korea	0.3
India	0.1
Austria	0.1
Finland	0.1

100.1%

*	Calculated as a percentage of net assets

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 66.2%
Aerospace/Defense — 1.1%
Rolls-Royce Holdings PLC†(6)	16,872	$227,619

Airlines — 0.8%
Delta Air Lines, Inc.†	2,900	31,755
United Continental Holdings, Inc.†	5,900	143,547

		175,302

Apparel Manufacturers — 0.7%
VF Corp.	1,050	140,123

Applications Software — 0.9%
Intuit, Inc.	2,200	130,570
Salesforce.com, Inc.†	470	64,982

		195,552

Auto-Cars/Light Trucks — 0.6%
Dongfeng Motor Group Co., Ltd., Class H(6)	40,000	62,671
Hyundai Motor Co.(6)	313	64,211

		126,882

Auto-Heavy Duty Trucks — 0.8%
Volvo AB, Class B(6)	15,727	180,163

Auto/Truck Parts & Equipment-Original — 0.5%
Tenneco, Inc.†	4,100	109,962

Beverages-Wine/Spirits — 0.9%
Pernod-Ricard SA(6)	1,833	196,088

Building Products-Cement — 0.6%
CRH PLC(6)	6,831	132,559

Cable/Satellite TV — 0.8%
Liberty Global, Inc., Class A†	3,400	168,742

Casino Hotels — 0.6%
Sands China, Ltd.(6)	42,800	137,103

Chemicals-Specialty — 0.8%
Givaudan SA†(6)	176	172,863

Commercial Services — 0.4%
SGS SA(6)	44	82,447

Commercial Services-Finance — 0.6%
Mastercard, Inc., Class A	290	124,732

Computer Aided Design — 0.7%
ANSYS, Inc.†	2,400	151,464

Computer Services — 0.5%
Accenture PLC, Class A	1,700	102,153

Computers — 2.3%
Apple, Inc.†	850	496,400

Computers-Memory Devices — 1.0%
EMC Corp.†	8,409	215,523

Consulting Services — 0.4%
Bureau Veritas SA(6)	880	78,224

Cruise Lines — 0.7%
Carnival Corp.	4,600	157,642

Data Processing/Management — 0.7%
Fiserv, Inc.†	2,100	151,662

Distribution/Wholesale — 0.3%
LKQ Corp.†	1,800	60,120

Diversified Banking Institutions — 2.1%
BNP Paribas SA(6)	1,148	44,317

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc.	4,800	$131,568
JPMorgan Chase & Co.	4,100	146,493
Mitsubishi UFJ Financial Group, Inc.(6)	24,500	117,252

		439,630

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,215	277,445

E-Commerce/Services — 0.6%
Rakuten, Inc.(6)	12,100	125,305

Electric Products-Misc. — 0.6%
AMETEK, Inc.	2,400	119,784

Electronic Components-Semiconductors — 0.7%
Infineon Technologies AG(6)	20,684	140,247

Electronic Measurement Instruments — 0.2%
Trimble Navigation, Ltd.†	900	41,409

Electronics-Military — 0.5%
Safran SA(6)	2,946	109,349

Enterprise Software/Service — 1.0%
MicroStrategy, Inc., Class A†	750	97,395
Oracle Corp.	4,131	122,691

		220,086

Food-Misc./Diversified — 1.4%
Danone SA(6)	4,748	294,767

Gas-Distribution — 0.9%
National Grid PLC(6)	17,667	186,999

Hotels/Motels — 0.8%
Marriott International, Inc., Class A	2,000	78,400
Shangri-La Asia, Ltd.(6)	50,944	97,176

		175,576

Industrial Automated/Robotic — 1.0%
FANUC Corp.(6)	1,290	211,943

Industrial Gases — 1.5%
Air Liquide SA(6)	2,876	329,045

Insurance-Life/Health — 0.7%
China Pacific Insurance Group Co., Ltd., Class H(6)	45,800	149,310

Insurance-Multi-line — 0.8%
XL Group PLC	8,000	168,320

Insurance-Reinsurance — 1.2%
Swiss Re AG†(6)	4,171	262,034

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	1,000	106,270

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	500	84,910

Medical-Biomedical/Gene — 3.3%
Amylin Pharmaceuticals, Inc.†	1,100	31,053
Arena Pharmaceuticals, Inc.†	4,600	45,908
Biogen Idec, Inc.†	1,100	158,818
Cubist Pharmaceuticals, Inc.†	1,800	68,238
Gilead Sciences, Inc.†	3,600	184,608
Regeneron Pharmaceuticals, Inc.†	1,200	137,064
Seattle Genetics, Inc.†	3,100	78,709

		704,398

Medical-Drugs — 5.2%
Alkermes PLC†	6,000	101,820

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co.	7,400	$266,030
Elan Corp. PLC ADR†	6,600	96,294
Eli Lilly & Co.	2,300	98,693
Merck & Co., Inc.	5,700	237,975
Pfizer, Inc.	13,900	319,700

		1,120,512

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	3,799	222,242

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	2,000	187,500

Metal Processors & Fabrication — 1.2%
Assa Abloy AB, Class B(6)	7,221	201,920
SKF AB, Class B(6)	2,685	53,120

		255,040

Multimedia — 1.0%
Walt Disney Co.	4,400	213,400

Oil & Gas Drilling — 0.6%
Ensco PLC, Class A	2,900	136,213

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	4,500	297,900
Cobalt International Energy, Inc.†	5,600	131,600
Encana Corp.	3,300	68,716
Southwestern Energy Co.†	1,800	57,474

		555,690

Oil Companies-Integrated — 1.8%
BG Group PLC(6)	12,736	260,679
Petroleo Brasileiro SA ADR	4,700	88,219
Repsol YPF SA	2,958	45,919

		394,817

Oil-Field Services — 0.2%
Baker Hughes, Inc.	1,150	47,265

Precious Metals — 0.9%
Umicore SA(6)	4,144	191,567

Real Estate Investment Trusts — 2.2%
Unibail-Rodamco SE(6)	1,513	279,143
Westfield Group(6)	20,476	199,491

		478,634

Real Estate Management/Services — 1.3%
BR Malls Participacoes SA	11,800	135,126
CBRE Group, Inc., Class A†	8,500	139,060

		274,186

Real Estate Operations & Development — 1.8%
Daito Trust Construction Co., Ltd.(6)	2,580	244,742
Mitsui Fudosan Co., Ltd.(6)	7,000	135,791

		380,533

Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	9,200	117,760

Retail-Apparel/Shoe — 0.3%
Fast Retailing Co., Ltd.(6)	150	30,112
Urban Outfitters, Inc.†	1,200	33,108

		63,220

Security Description		Shares/ Principal Amount(4)	Value (Note 2)

Retail-Auto Parts — 1.0%
AutoZone, Inc.†		555	$203,779

Retail-Automobile — 0.6%
CarMax, Inc.†		5,200	134,888

Retail-Convenience Store — 0.5%
FamilyMart Co., Ltd.(6)		2,200	100,732

Retail-Restaurants — 1.7%
Tim Hortons, Inc.		3,850	202,956
Yum! Brands, Inc.		2,500	161,050

			364,006

Rubber-Tires — 0.5%
Continental AG(6)		1,414	117,870

Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.(6)		56,000	153,280

Therapeutics — 0.2%
Onyx Pharmaceuticals, Inc.†		700	46,515

Tobacco — 1.7%
ITC, Ltd. GDR†		5,668	26,407
Lorillard, Inc.		1,500	197,925
Philip Morris International, Inc.		1,600	139,616

			363,948

Toys — 0.2%
Hasbro, Inc.		1,500	50,805

Transport-Rail — 1.1%
Canadian National Railway Co.		2,700	228,337

Web Portals/ISP — 0.3%
Yandex NV, Class A†		3,200	60,960

Total Common Stock (cost $13,407,928)			14,193,851

EQUITY CERTIFICATES — 0.1%
Telecom Services — 0.1%
Morgan Stanley-Bharti Airtel, Ltd.†*(1)(2) (cost $33,023)		3,773	20,736

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(3) (cost $10,006)		$10,063	10,085

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks-Special Purpose — 0.5%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	99,868

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(5)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $104,957)			99,868

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 26.6%
Sovereign — 26.6%
Federal Republic of Germany Bonds 1.75% due 07/04/22	EUR	15,000	$19,267
Federal Republic of Germany Bonds 2.00% due 01/04/22	EUR	15,000	19,783
Federal Republic of Germany Bonds 2.25% due 04/10/15	EUR	10,000	13,362
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	10,000	18,717
Government of Australia Senior Bonds 5.50% due 12/15/13	AUD	200,000	213,563
Government of Australia Senior Bonds 5.75% due 05/15/21	AUD	180,000	224,376
Government of Australia Senior Notes 6.00% due 02/15/17	AUD	180,000	212,159
Government of Canada Bonds 1.50% due 11/01/13	CAD	35,000	34,597
Government of Canada Bonds 1.50% due 03/01/17	CAD	165,000	163,914
Government of Canada Bonds 2.25% due 08/01/14	CAD	80,000	80,546
Government of Canada Bonds 2.75% due 06/01/22	CAD	70,000	75,067
Government of Canada Bonds 4.00% due 06/01/41	CAD	10,000	13,250
Government of Canada Bonds 5.75% due 06/01/33	CAD	85,000	131,003
Government of Canada Bonds 10.25% due 03/15/14	CAD	40,000	45,361
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	14,940
Government of France Bonds 3.00% due 04/25/22	EUR	15,000	19,487
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	27,433
Government of France Bonds 4.50% due 04/25/41	EUR	10,000	14,738
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	80,349
Government of Japan Senior Bonds 0.60% due 03/20/16	JPY	11,050,000	140,600

Security Description		Principal Amount(4)	Value (Note 2)

Sovereign (continued)
Government of Japan Senior Bonds 0.70% due 12/20/13	JPY	7,300,000	$92,115
Government of Japan Senior Bonds 1.10% due 03/20/21	JPY	3,950,000	51,159
Government of Japan Senior Bonds 1.30% due 12/20/18	JPY	950,000	12,583
Government of Japan Senior Bonds 2.10% due 12/20/27	JPY	8,300,000	113,782
Government of Japan Senior Bonds 2.20% due 09/20/28	JPY	4,550,000	63,134
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	30,000	40,063
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	750,000	149,913
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	430,000	107,410
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	665,000	179,222
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	15,784
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	310,000	59,909
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	930,000	176,115
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	800,000	158,716
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	820,000	151,672
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	176,092
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	17,631
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	9,471
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	11,904
Kingdom of Sweden Bonds 3.00% due 07/12/16	SEK	150,000	23,274
Kingdom of Sweden Bonds 3.50% due 06/01/22	SEK	200,000	33,907

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 3.50% due 03/30/39	SEK	90,000	$16,401
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	885,000	143,759
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,750,000	322,598
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	525,000	83,781
Republic of Austria Senior Notes 3.65% due 04/20/22*	EUR	15,000	20,986
Republic of Poland Bonds 5.00% due 04/25/16	PLN	350,000	106,209
Republic of Poland Bonds 5.75% due 09/23/22	PLN	685,000	214,445
Republic of Poland Bonds 6.25% due 10/24/15	PLN	485,000	152,736
Republic of Singapore Senior Bonds 3.13% due 09/01/22	SGD	330,000	297,776
Republic of Singapore Senior Bonds 3.63% due 07/01/14	SGD	510,000	430,283
Societe Financement de l’Economie Francaise Government Liquidated Guar. Notes 3.38% due 05/05/14*		100,000	103,896
United Mexican States Bonds 7.50% due 06/03/27	MXN	3,226,000	274,674
United Mexican States Bonds 8.00% due 12/17/15	MXN	3,881,400	320,497

Total Foreign Government Agencies (cost $5,383,067)			5,694,409

FOREIGN GOVERNMENT TREASURIES — 3.0%
Sovereign — 3.0%
Italy Buoni Poliennali Del Tesoro Bonds 3.00% due 04/15/15	EUR	30,000	36,750
Italy Buoni Poliennali Del Tesoro Bonds 3.50% due 06/01/14	EUR	20,000	25,205
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	20,000	24,094
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 09/01/40	EUR	25,000	26,564
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	105,000	172,689

Security Description		Principal Amount(4)	Value (Note 2)

Sovereign (continued)
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	30,000	$48,527
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	7,000	12,864
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	40,000	78,883
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	28,000	54,614
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	45,000	92,595
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	35,000	72,997

Total Foreign Government Treasuries (cost $602,059)			645,782

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Bonds — 0.3%
4.25% due 05/15/39		25,000	32,652
4.50% due 05/15/38		30,000	40,580

			73,232

United States Treasury Notes — 0.5%
0.88% due 12/31/16		50,000	50,449
1.75% due 05/15/22		20,000	20,163
1.88% due 02/28/14		35,000	35,898

			106,510

Total U.S. Government Treasuries (cost $166,242)			179,742

Total Long-Term Investment Securities (cost $19,707,282)			20,844,473

REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(7)		150,000	150,000
BNP Paribas SA Joint Repurchase Agreement(7)		95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(7)		105,000	105,000
Royal Bank of Scotland Joint Repurchase Agreement(7)		135,000	135,000
UBS Securities LLC Joint Repurchase Agreement(7)		115,000	115,000

Total Repurchase Agreements (cost $600,000)			600,000

TOTAL INVESTMENTS (cost $20,307,282)(8)		100.1%	21,444,473
Liabilities in excess of other assets		(0.1)	(11,343)

NET ASSETS		100.0%	$21,433,130

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

was $145,618 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $20,736 representing 0.1% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Strategic Multi-Asset Portfolio held the following restricted securities:

	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley-Bharti Airtel, Ltd. Equity Certificates	04/28/2011	3,773	$33,023	$20,736	$5.50	0.1%

(3)	Commercial Mortgage Backed Security
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $5,370,139 representing 25.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

JPY —Japanese Yen

MXN — Mexican Peso

NOK —Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)

10	Long	Euro Stoxx 50 Index	September 2012	$269,994	$285,370	$15,376
2	Long	E-Mini MSCI EAFE Index	September 2012	135,267	142,380	7,113
2	Long	S&P 500 E-Mini Index	September 2012	132,200	135,640	3,440
4	Short	U.S. Treasury 5 Year Note	September 2012	495,750	495,875	(125)
1	Short	U.S. Treasury 10 Year Note	September 2012	134,328	133,375	953

						$26,757

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	275,000	USD	277,859	7/19/2012	$7,842	$—
	PLN	1,602,000	USD	469,588	7/31/2012	—	(9,602)
	USD	143,374	CHF	130,000	7/19/2012	—	(6,359)

						7,842	(15,961)

Barclays Bank PLC	CAD	105,000	USD	102,739	7/19/2012	—	(358)
	EUR	110,000	USD	138,958	7/19/2012	—	(265)
	HKD	753,000	USD	97,065	7/19/2012	—	(1)
	USD	179,354	CAD	180,000	7/19/2012	—	(2,616)
	USD	262,411	GBP	165,000	7/19/2012	—	(4,006)
	USD	122,297	ILS	475,000	7/19/2012	—	(905)
	USD	26,715	JPY	2,164,000	7/19/2012	363	—
	USD	258,456	KRW	294,640,000	7/19/2012	—	(1,491)
	USD	81,314	TWD	2,389,000	7/19/2012	—	(1,366)

						363	(11,008)

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	AUD	77,000	USD	74,370	9/6/2012	$—	$(3,964)
	EUR	130,000	USD	170,785	7/19/2012	6,249	—
	SGD	927,000	USD	724,219	7/31/2012	—	(7,570)
	USD	49,289	RUB	1,486,000	7/19/2012	—	(3,536)

						6,249	(15,070)

Credit Suisse London Branch	CAD	78,000	USD	77,925	8/9/2012	1,374	—
	JPY	39,001,000	USD	490,776	7/31/2012	2,672	—

						4,046	—

Deutsche Bank AG London	CHF	322,000	USD	351,786	7/19/2012	12,411	—
	CNY	230,000	USD	35,988	7/20/2012	—	(176)
	CNY	335,000	USD	53,061	1/8/2013	580	—
	CNY	650,000	USD	103,792	5/14/2013	2,155	—
	EUR	80,000	USD	98,941	7/19/2012	—	(2,312)
	GBP	7,000	USD	10,942	7/31/2012	—	(20)
	TWD	3,385,000	USD	116,764	7/19/2012	3,485	—
	USD	115,140	CHF	110,000	7/19/2012	795	—
	USD	12,586	EUR	10,000	7/31/2012	72	—
	USD	6,267	JPY	500,000	7/31/2012	—	(9)
	USD	43,500	KRW	50,771,000	7/31/2012	742	—
	USD	198,467	CNY	1,275,000	5/14/2013	899	—

						21,139	(2,517)

Goldman Sachs International	BRL	84,000	USD	40,521	7/3/2012	—	(1,301)
	GBP	372,000	USD	578,484	7/31/2012	—	(4,084)
	USD	387,168	AUD	378,000	7/19/2012	—	(872)
	USD	130,120	ILS	490,000	7/19/2012	—	(4,894)
	USD	64,876	MYR	200,000	7/19/2012	—	(1,962)
	USD	159,770	SGD	200,000	7/19/2012	—	(1,886)
	USD	127,965	ZAR	1,035,000	7/19/2012	—	(1,663)
	USD	18,787	EUR	15,000	7/31/2012	200	—
	USD	40,278	BRL	84,000	8/2/2012	1,276	—

						1,476	(16,662)

HSBC Bank USA N.A.	ILS	850,000	USD	215,571	7/31/2012	—	(1,546)
	USD	105,967	JPY	8,400,000	7/19/2012	—	(858)

						—	(2,404)

JPMorgan Chase Bank	AUD	682,000	USD	684,152	7/31/2012	—	(12,026)
	CNY	1,015,000	USD	165,704	7/20/2012	6,112	—
	CNY	625,000	USD	100,160	5/14/2013	2,432	—
	CNY	623,000	USD	100,464	10/15/2013	3,285	—
	CNY	625,000	USD	101,604	4/23/2014	4,425	—
	DKK	2,733,000	USD	459,262	7/31/2012	—	(6,281)
	EUR	240,000	USD	315,298	7/19/2012	11,539	—
	KRW	11,730,000	USD	10,054	7/31/2012	—	(168)
	SEK	3,320,000	USD	485,217	7/19/2012	5,555	—
	SGD	15,000	USD	11,809	7/31/2012	—	(32)
	USD	15,848	CNY	100,000	7/19/2012	—	(124)
	USD	142,875	EUR	115,000	7/19/2012	2,676	—
	USD	190,893	CNY	1,245,000	7/20/2012	4,863	—
	USD	14,665	CAD	15,000	7/31/2012	59	—
	USD	10,067	JPY	800,000	7/31/2012	—	(55)

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	54,783	CNY	335,000	1/8/2013	$—	$(2,303)
	USD	98,889	CNY	623,000	10/15/2013	—	(1,710)
	USD	103,220	CNY	625,000	4/23/2014	—	(6,041)

						40,946	(28,740)

Morgan Stanley and Co., Inc.	EUR	478,000	USD	595,834	7/31/2012	—	(9,208)
	JPY	500,000	USD	6,246	7/31/2012	—	(12)
	NOK	4,320,000	USD	719,077	7/31/2012	—	(6,411)
	USD	94,712	NOK	569,000	7/31/2012	844	—

						844	(15,631)

Royal Bank of Canada	BRL	280,000	USD	150,376	7/19/2012	11,447	—
	CAD	595,000	USD	580,649	7/31/2012	—	(3,415)
	MXN	7,997,000	USD	571,243	7/31/2012	—	(26,606)
	USD	594,425	CAD	592,000	7/19/2012	—	(13,153)
	USD	9,090	MXN	120,000	7/19/2012	—	(108)
	USD	10,715	MXN	150,000	7/31/2012	499	—

						11,946	(43,282)

Standard Chartered Bank	USD	50,343	INR	2,640,000	7/19/2012	—	(3,220)

UBS AG	BRL	84,000	USD	41,557	7/3/2012	—	(265)
	CAD	217,000	USD	216,845	8/9/2012	3,876	—
	SEK	4,556,000	USD	644,074	7/31/2012	—	(13,869)
	USD	41,891	BRL	84,000	7/3/2012	—	(69)
	USD	177,137	BRL	330,000	7/19/2012	—	(13,399)
	USD	105,616	MXN	1,420,000	7/19/2012	666	—
	USD	15,375	DKK	90,000	7/31/2012	—	(43)
	USD	199,329	SEK	1,410,000	7/31/2012	4,293	—

						8,835	(27,645)

Westpac Banking Corp.	USD	150,339	GBP	95,000	7/19/2012	—	(1,559)
	USD	11,759	NZD	15,000	7/31/2012	226	—

						226	(1,559)

Net Unrealized Appreciation (Depreciation)						$103,912	$(183,699)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	NZD	— New Zealand Dollar
BRL	— Brazilian Real	ILS	— Israeli Shekel	PLN	— Polish Zloty
CAD	— Canadian Dollar	INR	— Indian Rupee	RUB	— Russian Ruble
CHF	— Swiss Franc	JPY	— Japanese Yen	SEK	— Swedish Krona
CNY	— Yuan (Chinese) Renminbi	KRW	— South Korean Won	SGD	— Singapore Dollar
DKK	— Danish Krone	MXN	— Mexican Peso	TWD	— Taiwan Dollar
EUR	— Euro	MYR	— Malaysian Ringgit	USD	— United States Dollar
GBP	— British Pound Sterling	NOK	— Norwegian Krone	ZAR	— South African Rand

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$1,120,512	$—	$—	$1,120,512
Other Industries*	7,703,200	5,370,139	—	13,073,339
Equity Certificates	—	20,736	—	20,736
Asset Backed Securities	—	10,085	—	10,085
Foreign Corporate Bonds & Notes	—	99,868	0	99,868
Foreign Government Agencies	—	5,694,409	—	5,694,409
Foreign Government Treasuries	—	645,782	—	645,782
U.S. Government Treasuries	—	179,742	—	179,742
Repurchase Agreements	—	600,000	—	600,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	26,882	—	—	26,882
Open Forward Foreign Currency Contracts — Appreciation	—	103,912	—	103,912

Total	$8,850,594	$12,724,673	$0	$21,575,267

Liabilities:
Other Financial Instruments:†
Open Futures Contracts — Depreciation	$125	$—	$—	$125
Open Forward Foreign Currency Contracts — Depreciation	—	183,699	—	183,699

Total	$125	$183,699	$—	$183,824

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $3,582,063 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

64

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65

Anchor Series Trust

STATEMENT OF ASSETS AND LIABILITIES — June 30, 2012 (unaudited)

	Government & Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,238,179,195	$218,165,015	$19,216,146
Repurchase agreements (cost approximates value)	65,180,000	4,430,000	1,390,000

Total investments	1,303,359,195	222,595,015	20,606,146

Cash	2,532	13,668	2,833
Foreign cash*	—	—	—
Due from broker@	—	—	—
Receivable for:
Fund shares sold	2,314,009	129,083	171,590
Dividends and interest	7,411,522	1,081,371	18,437
Investments sold	295,388,980	680,807	94,755
Prepaid expenses and other assets	17,754	11,157	11,149
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	1,608,493,992	224,511,101	20,904,910

LIABILITIES:
Payable for:
Fund shares redeemed	21,280,070	327,595	4,208
Investments purchased	348,064,836	822,698	600,295
Investment advisory and management fees	504,972	117,857	10,190
Service fees — Class 2	8,143	2,082	—
Service fees — Class 3	162,223	8,627	—
Trustees’ fees and expenses	18,515	4,436	579
Other accrued expenses	357,780	120,517	54,651
Due to custodian	—	—	—
Securities sold short, at value#	113,680,785	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	484,077,324	1,403,812	669,923

Net Assets	$1,124,416,668	$223,107,289	$20,234,987

NET ASSETS REPRESENTED BY:
Capital paid-in	1,008,958,694	205,809,574	21,554,537
Accumulated undistributed net investment income (loss)	33,731,193	9,567,798	7,179
Accumulated undistributed net realized gain (loss) on investments, futures contracts, and foreign exchange transactions	21,394,407	(11,280,525)	(1,791,498)
Unrealized appreciation (depreciation) on investments	60,402,694	19,010,282	464,769
Unrealized appreciation (depreciation) on futures contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	160	—
Unrealized appreciation (depreciation) on securities sold short	(70,320)	—	—

NET ASSETS	$1,124,416,668	$223,107,289	$20,234,987

Class 1 (unlimited shares authorized):
Net assets	$283,664,350	$162,593,579	$20,234,987
Shares of beneficial interest issued and outstanding	17,803,998	11,810,077	2,520,873
Net asset value, offering and redemption price per share	$15.93	$13.77	$8.03

Class 2 (unlimited shares authorized):
Net assets	$65,434,452	$17,213,604	$—
Shares of beneficial interest issued and outstanding	4,111,981	1,253,662	—
Net asset value, offering and redemption price per share	$15.91	$13.73	$—

Class 3 (unlimited shares authorized):
Net assets	$775,317,866	$43,300,106	$—
Shares of beneficial interest issued and outstanding	48,872,061	3,163,477	—
Net asset value, offering and redemption price per share	$15.86	$13.69	$—

* Cost
Investments (unaffiliated)	$1,177,776,501	$199,154,733	$18,751,377

Foreign cash	$—	$—	$—

# Proceeds from securities sold short	$113,610,465	$—	$—

@	See Note 2

See Notes to Financial Statements

66

Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi- Asset Portfolio

$340,089,325	$1,013,574,114	$206,029,699	$22,040,883	$20,844,473
14,520,000	66,130,000	6,480,000	2,400,000	600,000

354,609,325	1,079,704,114	212,509,699	24,440,883	21,444,473

4,705	—	1,377	4,830	4,532
—	—	28,963	—	5,956
—	—	—	43,961	38,015

2,485,820	2,926,063	5,503,216	842	763
307,704	268,152	261,017	61,947	98,175
2,693,139	4,927,072	484,544	282,461	257,488
13,536	17,859	14,047	9,515	10,297
—	—	—	20,848	23,153
—	—	—	—	103,912

360,114,229	1,087,843,260	218,802,863	24,865,287	21,986,764

337,510	3,196,851	233,021	13,138	9,043
4,079,569	12,522,403	595,806	2,109,036	283,219
203,866	597,966	127,201	18,293	17,240
3,215	6,820	1,732	—	—
23,519	107,079	24,848	—	—
13,543	28,086	5,605	526	1,555
184,525	415,086	142,238	49,695	58,878
—	644,743	—	—	—
—	—	—	—	—
—	—	—	—	183,699

4,845,747	17,519,034	1,130,451	2,190,688	553,634

$355,268,482	$1,070,324,226	$217,672,412	$22,674,599	$21,433,130

427,133,293	799,356,148	233,584,697	23,745,168	20,519,855
2,850,507	(2,742,897)	3,153,649	273,824	362,611

(88,755,576)	101,162,838	14,701,342	(2,834,937)	(532,420)
14,040,258	172,548,137	(33,767,060)	1,469,552	1,137,191
—	—	—	20,992	26,757
—	—	(216)	—	(80,864)
—	—	—	—	—

$355,268,482	$1,070,324,226	$217,672,412	$22,674,599	$21,433,130

$208,883,058	$473,478,754	$74,510,085	$22,674,599	$21,433,130
10,184,936	11,924,654	3,297,491	3,628,042	2,749,521
$20.51	$39.71	$22.60	$6.25	$7.80

$26,920,381	$56,959,827	$14,566,656	$—	$—
1,314,018	1,454,614	647,704	—	—
$20.49	$39.16	$22.49	$—	$—

$119,465,043	$539,885,645	$128,595,671	$—	$—
5,844,964	13,912,364	5,746,104	—	—
$20.44	$38.81	$22.38	$—	$—

$326,049,067	$841,025,977	$239,796,759	$20,571,331	$19,707,282

$—	$—	$28,538	$—	$5,949

$—	$—	$—	$—	$—

67

Anchor Series Trust

STATEMENT OF OPERATIONS — June 30, 2012 (unaudited)

	Government & Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$2,099,136
Interest (unaffiliated)	14,690,930	1,849,800

Total investment income*	14,690,930	3,948,936

EXPENSES:
Investment advisory and management fees	2,955,463	741,005
Service fee
Class 2	50,029	13,440
Class 3	946,896	52,462
Custodian and accounting fees	145,502	83,502
Reports to shareholders	70,219	15,907
Audit and tax fees	19,607	17,647
Legal fees	28,734	11,051
Trustee’s fees and expenses	36,993	8,290
Interest expense	—	—
Other expenses	17,082	13,593

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	4,270,525	956,897
Custody credits earned on cash balances	(619)	(4)
Fees paid indirectly (Note 4)	—	(317)

Net expenses	4,269,906	956,576

Net investment income (loss)	10,421,024	2,992,360

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	6,919,380	2,199,168
Net realized gain (loss) on futures contracts	(130,392)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	336
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	—	—

Net realized gain (loss) on investments and foreign currencies	6,788,988	2,199,504

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	7,299,168	7,340,180
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	20
Change in unrealized appreciation (depreciation) on securities sold short	(68,836)	—

Net unrealized gain (loss) on investments and foreign currencies	7,230,332	7,340,200

Net realized and unrealized gain (loss) on investments and foreign currencies	14,019,320	9,539,704

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,440,344	$12,532,064

* Net of foreign withholding taxes on interest and dividends of	$—	$78,604

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi- Asset Portfolio	Strategic Multi-Asset Portfolio

$112,509	$2,716,644	$2,106,725	$2,244,809	$136,080	$172,137
579	8,207	24,134	3,921	118,798	95,361

113,088	2,724,851	2,130,859	2,248,730	254,878	267,498

42,846	1,299,246	3,814,355	890,094	117,262	108,900

—	21,447	44,334	12,505	—	—
—	157,558	686,899	175,650	—	—
30,612	62,034	128,914	60,339	26,544	41,275
601	27,240	81,913	20,286	1,696	1,593
16,527	16,527	16,527	16,527	17,301	20,726
6,128	14,349	30,436	12,301	6,486	6,448
301	13,625	39,673	10,294	885	822
—	—	686	—	—	—
8,376	12,041	25,955	12,865	5,757	7,960

105,391	1,624,067	4,869,692	1,210,861	175,931	187,724
(1)	(8)	(54)	(4)	(1)	(1)
(110)	(5,801)	(18,281)	(1,962)	(135)	(532)

105,280	1,618,258	4,851,357	1,208,895	175,795	187,191

7,808	1,106,593	(2,720,498)	1,039,835	79,083	80,307

77,299	4,616,878	58,946,627	(4,331,940)	590,829	345,302
—	—	—	—	37,396	59,658
—	—	(48,346)	(14,745)	—	163,347
—	—	152,615	—	—	—

77,299	4,616,878	59,050,896	(4,346,685)	628,225	568,307

212,611	16,597,754	104,874,382	(13,630,606)	454,648	940,108
—	—	—	—	23,707	21,789
—	—	1	(1,002)	—	(189,258)
—	—	—	—	—	—

212,611	16,597,754	104,874,383	(13,631,608)	478,355	772,639

289,910	21,214,632	163,925,279	(17,978,293)	1,106,580	1,340,946

$297,718	$22,321,225	$161,204,781	$(16,938,458)	$1,185,663	$1,421,253

$735	$13,535	$6,863	$155,275	$986	$10,667

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,421,024	$22,113,467
Net realized gain (loss) on investments and foreign currencies	6,788,988	23,980,154
Net unrealized gain (loss) on investments and foreign currencies	7,230,332	25,767,396

Net increase (decrease) in net assets resulting from operations	24,440,344	71,861,017

Distributions to shareholders from:
Net investment income (Class A)	—	—
Net investment income — Class 1	—	(8,241,293)
Net investment income — Class 2	—	(2,079,959)
Net investment income — Class 3	—	(21,627,032)
Net realized gain on securities — Class 1	—	(1,156,069)
Net realized gain on securities — Class 2	—	(310,372)
Net realized gain on securities — Class 3	—	(3,285,325)

Total distributions to shareholders	—	(36,700,050)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	35,972,968	(86,321,986)

Total increase (decrease) in net assets	60,413,312	(51,161,019)

NET ASSETS:
Beginning of period	1,064,003,356	1,115,164,375

End of period†	$1,124,416,668	$1,064,003,356

† Includes accumulated undistributed net investment income (loss)	$33,731,193	$23,310,169

See Notes to Financial Statements

70

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011

$2,992,360	$6,640,761	$7,808	$(15,388)	$1,106,593	$1,758,940
2,199,504	9,104,551	77,299	819,346	4,616,878	42,821,166
7,340,200	(13,511,118)	212,611	(1,275,096)	16,597,754	(68,105,299)

12,532,064	2,234,194	297,718	(471,138)	22,321,225	(23,525,193)

—	—	—	—	—	—
—	(4,882,721)	—	(2,798)	—	(1,601,067)
—	(489,289)	—	—	—	(176,429)
—	(980,374)	—	—	—	(628,979)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(6,352,384)	—	(2,798)	—	(2,406,475)

(14,097,706)	(21,415,768)	12,488,136	(1,745,540)	(7,840,798)	(66,880,491)

(1,565,642)	(25,533,958)	12,785,854	(2,219,476)	14,480,427	(92,812,159)

224,672,931	250,206,889	7,449,133	9,668,609	340,788,055	433,600,214

$223,107,289	$224,672,931	$20,234,987	$7,449,133	$355,268,482	$340,788,055

$9,567,798	$6,575,438	$7,179	$(629)	$2,850,507	$1,743,914

71

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation Portfolio
	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,720,498)	$(3,815,482)
Net realized gain (loss) on investments and foreign currencies	59,050,896	133,313,829
Net unrealized gain (loss) on investments and foreign currencies	104,874,383	(200,623,488)

Net increase (decrease) in net assets resulting from operations	161,204,781	(71,125,141)

Distributions to shareholders from:
Net investment income (Class A)	—	—
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—

Total distributions to shareholders	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(80,294,701)	(114,937,473)

Total increase (decrease) in net assets	80,910,080	(186,062,614)

NET ASSETS:
Beginning of period	989,414,146	1,175,476,760

End of period†	$1,070,324,226	$989,414,146

† Includes accumulated undistributed net investment income (loss)	$(2,742,897)	$(22,399)

See Notes to Financial Statements

72

Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011

$1,039,835	$2,137,015	$79,083	$176,790	$80,307	$121,132
(4,346,685)	19,424,749	628,225	1,602,401	568,307	1,880,147
(13,631,608)	(82,885,766)	478,355	(2,092,085)	772,639	(2,834,662)

(16,938,458)	(61,324,002)	1,185,663	(312,894)	1,421,253	(833,383)

—	—	—	—	—	—
—	(731,002)	—	(315,655)	—	(228,704)
—	(111,874)	—	—	—	—
—	(729,418)	—	—	—	—
—	(25,998,504)	—	—	—	—
—	(5,255,531)	—	—	—	—
—	(40,160,412)	—	—	—	—

—	(72,986,741)	—	(315,655)	—	(228,704)

(4,795,759)	49,680,724	(1,916,451)	(2,756,275)	(1,077,014)	(3,120,752)

(21,734,217)	(84,630,019)	(730,788)	(3,384,824)	344,239	(4,182,839)

239,406,629	324,036,648	23,405,387	26,790,211	21,088,891	25,271,730

$217,672,412	$239,406,629	$22,674,599	$23,405,387	$21,433,130	$21,088,891

$3,153,649	$2,113,814	$273,824	$194,741	$362,611	$282,304

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2012

1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:    The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such

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liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolios’ shares, and the Portfolios may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolios determine that closing prices do not reflect the fair value of the securities, the Portfolios will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what is believed to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

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Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolios if acquired within 60 days of maturity or, if already held by the Portfolios on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies generally are categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Trust, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables present the value of derivatives held as of June 30, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending June 30, 2012:

Government and Quality Bond Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$(130,392)	$—

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for interest rate futures was $1,317,448.

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	Capital Appreciation Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Call and put options purchased, at value	$720,272	Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)(5)	Net realized gain (loss) on investments/Change in unrealized appreciation (depreciation) on investments	$—	$(225,645)

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity purchased options contracts was $120,045.
(3)	Purchased options contracts are included in investments securities, at value (unaffiliated) line of the Statement of Assets and Liabilities.
(4)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statement of Operations.
(5)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statement of Operations.

	Multi-Asset Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$18,700	Variation margin on futures contracts	$—
Interest rate contracts(3)(4)	Variation margin on futures contracts	2,148	Variation margin on futures contracts	—

		$20,848		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$40,593	$18,940
Interest rate contracts(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	(3,197)	4,767

		$37,396	$23,707

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $329,500.
(3)	During the period, the average value outstanding for interest rate futures was $601,151.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $20,992 as reported in the Portfolio of Investments.

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	Strategic Multi-Asset Portfolios
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Variation margin on futures contracts	$21,762	Variation margin on futures contracts	$—
Interest rate contracts(3)(5)	Variation margin on futures contracts	1,391	Variation margin on futures contracts	—
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	103,912	Unrealized depreciation on forward foreign currency contracts	183,699

		$127,065		$183,699

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$57,174	$19,883
Interest rate contracts(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	2,484	1,906
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	174,043	(191,164)

		$233,701	$(169,375)

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $356,008.
(3)	During the period, the average value outstanding for interest rate futures was $536,605.
(4)	During the period, the average notional amount outstanding for forward foreign currency contracts was $14,565,976.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $26,757 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended June 30, 2012, the Strategic Multi-Asset Portfolio used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of June 30, 2012, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to

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manage duration and yield curve positioning, or to enhance income or total return. During the six months ended June 30, 2012, the Government and Quality Bond, the Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of June 30, 2012, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At June 30, 2012, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended June 30, 2012, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of June 30, 2012, the Capital Appreciation Portfolio had open options contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the six months ended June 30, 2012, none of the Portfolios had transactions in options written.

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Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Distributions received from the Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”) guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

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As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.54%	$15,650,000
Growth and Income	0.23%	345,000
Growth	2.35%	3,490,000
Capital Appreciation	10.69%	15,880,000
Natural Resources	1.05%	1,565,000
Multi-Asset	0.39%	585,000
Strategic Multi-Asset	0.10%	150,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.11% per annum, with a principal amount of $148,520,000, a repurchase price of $148,521,361, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Notes	0.25%	4/30/2014	$50,022,000	$49,987,985
U.S. Treasury Notes	1.00%	5/15/2014	99,945,000	101,327,239

As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount

Government and Quality Bond	10.55%	$10,555,000
Growth and Income	0.22%	225,000
Growth	2.35%	2,350,000
Capital Appreciation	10.70%	10,710,000
Natural Resources	1.04%	1,045,000
Multi-Asset	0.38%	385,000
Strategic Multi-Asset	0.09%	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 29, 2012, bearing interest at a rate of 0.10% per annum, with a principal amount of $100,090,000, a repurchase price of $100,090,834, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.13%	11/15/2041	$92,832,800	$102,087,302

As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.55%	$11,470,000
Growth and Income	0.22%	240,000
Growth	2.35%	2,555,000
Capital Appreciation	10.70%	11,635,000
Natural Resources	1.05%	1,140,000
Multi-Asset	0.39%	420,000
Strategic Multi-Asset	0.10%	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $108,750,000, a repurchase price of $108,751,178, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	11/30/2016	$109,790,000	$111,138,221

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As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.55%	$14,730,000
Growth and Income	0.22%	310,000
Growth	2.35%	3,280,000
Capital Appreciation	10.70%	14,945,000
Natural Resources	1.05%	1,460,000
Multi-Asset	0.39%	540,000
Strategic Multi-Asset	0.10%	135,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated June 29, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $139,650,000, a repurchase price of $139,651,629, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	6/30/2016	$136,706,000	$142,815,391

As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	10.55%	$12,775,000
Growth and Income	0.22%	270,000
Growth	2.35%	2,845,000
Capital Appreciation	10.70%	12,960,000
Natural Resources	1.05%	1,270,000
Multi-Asset	0.39%	470,000
Strategic Multi-Asset	0.09%	115,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $121,120,000, a repurchase price of $121,121,312, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.50%	11/30/2012	$89,000,000	$89,158,420
U.S. Treasury Notes	1.75%	1/31/2014	33,875,000	34,894,976

Mortgage-Backed Dollar Rolls:     During the six months ended June 30, 2012, the Government and Quality Bond, Asset Allocation and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond and Multi-Asset Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended June 30, 2012, the Government and Quality Bond, Asset Allocation and Multi-Asset Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $4,448,768, $11,094 and $30,126 respectively.

Short Sales:    Certain Portfolios may engage in “short sales against the box.” A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the

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amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%

Strategic Multi-Asset	>	$200 million	.875%
	>	$500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth		$0-$50 million	.325%
Growth and Income	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the period ended June 30, 2012, SAAMCo accrued fees of $9,969,171 from the which SAAMCo informed the Trust that $6,861,649 was retained and $3,107,522 was paid to Wellington Management and EDGE, collectively.

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Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On June 15, 2012, the Capital Appreciation Portfolio purchased 165,100 shares of iShares Russell 1000 Growth Index Fund, an exchange traded fund (“ETF”). The Portfolio is prohibited from investing in ETF securities. On June 20, 2012, 165,100 shares of iShares Russell 1000 Growth Index Fund were sold, resulting in a gain of $152,615 to the Portfolio.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned a majority of outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, the Portfolios’ investment adviser. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the period ended June 30, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$317
Growth and Income	110
Growth	5,801
Capital Appreciation	18,281
Natural Resources	1,962
Multi-Asset	135
Strategic Multi-Asset	532

5.  Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2012 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$30,155,438	$29,954,354	$16,920,215	$169,212,388	$484,803,057	$72,486,466	$7,380,316	$12,413,988
Sales (excluding U.S. government securities)	12,904,255	33,023,138	5,317,060	182,789,552	612,469,069	79,245,664	9,521,934	12,571,674
Purchases of U.S. government securities	571,542,850	5,467,100	—	—	—	—	1,337,258	70,361
Sales of U.S. government securities	300,765,471	8,466,111	—	—	—	—	1,076,454	77,544

6.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the Year Ended December 31, 2011
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$33,614,462	$6,005,083	$51,412,315	$31,993,891	$4,706,159
Asset Allocation	6,645,564	(11,600,954)	10,338,565	6,352,384	—
Growth and Income	—	(1,591,290)	14,387	2,798	—
Growth	1,755,885	(81,787,574)	(11,599,820)	2,406,475	—
Capital Appreciation	—	46,194,674	63,591,019	—	—
Natural Resources	3,363,880	20,886,953	(23,221,746)	14,694,218	58,292,523
Multi-Asset	198,946	(2,892,514)	535,292	315,655	—
Strategic Multi-Asset	527,384	(540,135)	(17,875)	228,704	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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As of December 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited
Fund	2016	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—	$—
Asset Allocation	—	11,600,954	—	—	—
Growth and Income	—	1,591,290	—	—	—
Growth	—	81,787,574	—	—	—
Capital Appreciation	—	—	—	—	—
Natural Resources	—	—	—	—	—
Multi-Asset	—	2,892,514	—	—	—
Strategic Multi-Asset	—	540,135	—	—	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2011, the Portfolios elected to defer specified ordinary losses and capital losses as follows:

Portfolio	Deferred Specified Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Government and Quality Bond	$—	$—	$—
Asset Allocation	—	595,450	—
Growth and Income	—	39,735	—
Growth	—	2,542,555	—
Capital Appreciation	—	—	—
Natural Resources	—	—	—
Multi-Asset	—	57,272	—
Strategic Multi-Asset	—	419,665	—

As of June 30, 2012, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$58,702,242	$(368,369)	$58,333,873	$1,245,025,323
Asset Allocation	23,613,996	(5,935,391)	17,678,605	204,916,410
Growth and Income	775,387	(548,389)	226,998	20,379,148
Growth	19,511,434	(14,513,500)	4,997,934	349,611,391
Capital Appreciation	213,690,831	(45,225,429)	168,465,402	911,238,712
Natural Resources	2,934,285	(39,787,423)	(36,853,138)	249,362,837
Multi-Asset	1,453,918	(468,527)	985,391	23,455,492
Strategic Multi-Asset	1,413,972	(513,516)	900,456	20,544,017

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each fund were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	3,137,555	$49,440,401	2,163,095	$33,506,560	176,499	$2,771,297	478,275	$7,335,789
Reinvested dividends	—	—	610,328	9,397,362	—	—	155,250	2,390,331
Shares redeemed.	(2,032,956)	(31,924,683)	(5,788,638)	(88,895,747)	(496,321)	(7,796,005)	(1,553,004)	(23,771,455)

Net increase (decrease)	1,104,599	$17,515,718	(3,015,215)	$(45,991,825)	(319,822)	$(5,024,708)	(919,479)	$(14,045,335)

	Class 3
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	7,674,193	$120,018,672	12,471,628	$191,481,844
Reinvested dividends	—	—	1,621,734	24,912,357
Shares redeemed.	(6,150,345)	(96,536,714)	(15,815,760)	(242,679,027)

Net increase (decrease)	1,523,848	$23,481,958	(1,722,398)	$(26,284,826)

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	194,190	$2,653,977	685,389	$9,146,825	53,511	$735,912	181,229	$2,394,902
Reinvested dividends	—	—	388,338	4,882,721	—	—	38,972	489,289
Shares redeemed.	(1,230,905)	(16,784,821)	(2,905,892)	(38,723,605)	(207,435)	(2,806,516)	(359,322)	(4,807,691)

Net increase (decrease)	(1,036,715)	$(14,130,844)	(1,832,165)	$(24,694,059)	(153,924)	$(2,070,604)	(139,121)	$(1,923,500)

	Class 3
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	504,152	$6,840,856	1,203,750	$15,956,574
Reinvested dividends	—	—	78,272	980,374
Shares redeemed.	(350,175)	(4,737,114)	(887,656)	(11,735,157)

Net increase (decrease)	153,977	$2,103,742	394,366	$5,201,791

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	1,597,682	$13,015,000	39,199	$308,378
Reinvested dividends	—	—	386	2,798
Shares redeemed.	(63,829)	(526,864)	(260,385)	(2,056,716)

Net increase (decrease)	1,533,853	$12,488,136	(220,800)	$(1,745,540)

	Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	1,371,053	$27,947,525	467,975	$9,541,784	15,962	$332,199	59,241	$1,158,399
Reinvested dividends	—	—	86,209	1,601,067	—	—	9,499	176,429
Shares redeemed.	(1,059,689)	(22,308,176)	(2,467,129)	(50,137,342)	(145,069)	(3,061,734)	(416,032)	(8,571,673)

Net increase (decrease)	311,364	$5,639,349	(1,912,945)	$(38,994,491)	(129,107)	$(2,729,535)	(347,292)	$(7,236,845)

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	Growth Portfolio
	Class 3
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	261,115	$5,416,058	726,662	$14,057,162
Reinvested dividends	—	—	33,916	628,979
Shares redeemed.	(766,207)	(16,166,670)	(1,736,862)	(35,335,296)

Net increase (decrease)	(505,092)	$(10,750,612)	(976,284)	$(20,649,155)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	557,392	$21,626,614	973,416	$37,172,696	32,439	$1,269,799	132,629	$4,933,508
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed.	(1,374,964)	(53,844,710)	(3,388,653)	(127,866,858)	(195,359)	(7,600,902)	(500,955)	(18,611,144)

Net increase (decrease)	(817,572)	$(32,218,096)	(2,415,237)	$(90,694,162)	(162,920)	$(6,331,103)	(368,326)	$(13,677,636)

	Class 3
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	997,134	$37,999,570	3,353,051	$121,760,291
Reinvested dividends	—	—	—	—
Shares redeemed.	(2,049,340)	(79,745,072)	(3,562,987)	(132,325,966)

Net increase (decrease)	(1,052,206)	$(41,745,502)	(209,936)	$(10,565,675)

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011		For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	353,778	$8,638,964	237,652	$8,877,411	25,563	$621,338	64,149	$2,244,405
Reinvested dividends	—	—	1,030,827	26,729,506	—	—	207,726	5,367,405
Shares redeemed.	(417,340)	(10,517,059)	(799,726)	(28,407,466)	(89,481)	(2,231,903)	(145,713)	(5,457,203)

Net increase (decrease)	(63,562)	$(1,878,095)	468,753	$7,199,451	(63,918)	$(1,610,565)	126,162	$2,154,607

	Class 3
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	720,757	$17,540,040	1,456,468	$48,822,183
Reinvested dividends	—	—	1,589,011	40,889,830
Shares redeemed.	(771,253)	(18,847,139)	(1,364,431)	(49,385,347)

Net increase (decrease)	(50,496)	$(1,307,099)	1,681,048	$40,326,666

	Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	9,855	$62,500	56,552	$348,032
Reinvested dividends	—	—	54,728	315,655
Shares redeemed.	(314,012)	(1,978,951)	(569,850)	(3,419,962)

Net increase (decrease)	(304,157)	$(1,916,451)	(458,570)	$(2,756,275)

87

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2012 (unaudited)		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold.	20,616	$160,532	77,549	$606,728
Reinvested dividends	—	—	31,687	228,704
Shares redeemed.	(159,155)	(1,237,546)	(516,799)	(3,956,184)

Net increase (decrease)	(138,539)	$(1,077,014)	(407,563)	$(3,120,752)

8.  Trustees’ Retirement Plan

The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2012
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$12,584	$646	$2,290
Asset Allocation	2,798	140	510
Growth and Income	530	4	103
Growth	10,243	218	1,947
Capital Appreciation	19,379	613	3,631
Natural Resources	2,601	153	466
Multi-Asset	2,000	15	388
Strategic Multi-Asset	1,371	14	265

9.  Lines of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the six months ended June 30, 2012, the following Portfolios had borrowings:

Portfolios	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	1	$686	$17,523,637	1.41%

At June 30, 2012, there were no borrowings outstanding.

88

10.  Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2012, none of the Portfolios participated in the program.

11.  Investment Concentration

All Portfolios may invest in foreign securities and all portfolios may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are the primary risks of the Strategic Multi-Asset Portfolio which had 7.4% of its net assets invested in securities domiciled in France.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. As of June 30, 2012, the Portfolios had 51.6%, 11.8%, and 18.0%, respectively, of their net assets invested in such securities.

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/07	$14.71	$0.72	$0.20	$0.92	$(0.58)	$—	$—	$(0.58)	$15.05	6.33%	$419,351	0.59%		4.80%		41%
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59		2.75		66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62		2.24		44
06/30/12(3)	15.57	0.17	0.19	0.36	—	—	—	—	15.93	2.31	283,664	0.60	(4)	2.10	(4)	30

Government and Quality Bond Portfolio Class 2
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77		2.09		44
06/30/12(3)	15.56	0.16	0.19	0.35	—	—	—	—	15.91	2.25	65,434	0.75	(4)	1.95	(4)	30

Government and Quality Bond Portfolio Class 3
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
06/30/12(3)	15.52	0.15	0.19	0.34	—	—	—	—	15.86	2.19	775,318	0.85	(4)	1.85	(4)	30

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/07	$16.14	$0.40	$0.94	$1.34	$(0.49)	$—	$(0.60)	$(1.09)	$16.39	8.47%	$311,693	0.69%		2.39%		71%
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71		2.70		48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78		2.73		46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76		2.64		65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80		2.82		44
06/30/12(4)	13.03	0.18	0.56	0.74	—	—	—	—	13.77	5.68	162,594	0.79	(5)	2.70	(5)	16

Asset Allocation Portfolio Class 2
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84		2.24		71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86		2.56		48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93		2.58		46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91		2.49		65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95		2.67		44
06/30/12(4)	13.00	0.17	0.56	0.73	—	—	—	—	13.73	5.62	17,214	0.94	(5)	2.55	(5)	16

Asset Allocation Portfolio Class 3
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94		2.13		71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96		2.47		48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03		2.47		46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01		2.40		65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06		2.58		44
06/30/12(4)	12.97	0.17	0.55	0.72	—	—	—	—	13.69	5.55	43,300	1.04	(5)	2.46	(5)	16

Growth and Income Portfolio Class 1
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15		0.33		85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40		0.33		122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66		0.08		94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	—	8.01	11.93	9,669	1.56		0.03		67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	—	7.55	(5.71)	7,449	1.82		(0.18)		69
06/30/12(4)	7.55	0.00	0.48	0.48	—		—	—	8.03	6.36	20,235	1.72	(5)	0.13	(5)	45

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	06/30/12(4)(5)
Asset Allocation Portfolio Class 1	0.01%	0.02%	0.02%	0.01%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.02	0.02	0.01	0.00	0.00
Asset Allocation Portfolio Class 3	0.01	0.02	0.02	0.01	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.01	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/07	$28.77	$0.16	$2.74	$2.90	$(0.22)	$—	$(3.39)	$(3.61)	$28.06	10.21%	$482,934	0.72%		0.53%		120%
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74		0.73		134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80		0.75		100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78		0.66		82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83		0.55		84
06/30/12(5)	19.31	0.07	1.13	1.20	—	—	—	—	20.51	6.21	208,883	0.81	(6)	0.72	(6)	49

Growth Portfolio Class 2
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87		0.38		120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89		0.58		134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95		0.60		100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93		0.51		82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98		0.39		84
06/30/12(5)	19.30	0.06	1.13	1.19	—	—	—	—	20.49	6.17	26,920	0.96	(6)	0.56	(6)	49

Growth Portfolio Class 3
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97		0.28		120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99		0.49		134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05		0.50		100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03		0.41		82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08		0.30		84
06/30/12(5)	19.26	0.05	1.13	1.18	—	—	—	—	20.44	6.13	119,465	1.06	(6)	0.46	(6)	49

Capital Appreciation Portfolio Class 1
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75		(0.12)		133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75		(0.06)		129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77		0.16		187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75		(0.14)		96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79		(0.19)		91
06/30/12(5)	34.14	(0.07)	5.64	5.57	—	—	—	—	39.71	16.32 (4)	473,479	0.76	(6)	(0.37	)(6)	46

Capital Appreciation Portfolio Class 2
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90		(0.27)		133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89		(0.21)		129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92		0.01		187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90		(0.29)		96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94		(0.34)		91
06/30/12(5)	33.69	(0.10)	5.58	5.48	—	—	—	—	39.16	16.24 (4)	56,960	0.91	(6)	(0.52	)(6)	46

Capital Appreciation Portfolio Class 3
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00		(0.37)		133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00		(0.31)		129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02		(0.09)		187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00		(0.38)		96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04		(0.45)		91
06/30/12(5)	33.41	(0.12)	5.52	5.40	—	—	—	—	38.81	16.16 (4)	539,886	1.01	(6)	(0.62	)(6)	46

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	06/30/12(5)(6)
Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00	0.00
Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00	0.00
Capital Appreciation Class 1	0.01	0.01	0.03	0.01	0.01	0.00
Capital Appreciation Class 2	0.01	0.01	0.03	0.01	0.01	0.00
Capital Appreciation Class 3	0.01	0.01	0.02	0.01	0.01	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (See Note 3).
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

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ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/07	$52.72	$0.51	$20.19	$20.70	$(0.72)	$—	$(3.18)	$(3.90)	$69.52	40.20%	$274,175	0.81	%(3)	0.82	%(3)	25%
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89
06/30/12(5)	24.38	0.13	(1.91)	(1.78)	—	—	—	—	22.60	(7.30)	74,510	0.86	(3)(6)	1.03	(3)(6)	31

Natural Resources Portfolio Class 2
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89
06/30/12(5)	24.29	0.11	(1.91)	(1.80)	—	—	—	—	22.49	(7.41)	14,567	1.01	(3)(6)	0.87	(3)(6)	31

Natural Resources Portfolio Class 3
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89
06/30/12(5)	24.18	0.10	(1.90)	(1.80)	—	—	—	—	22.38	(7.44)	128,596	1.11	(3)(6)	0.78	(3)(6)	31

Multi-Asset Portfolio Class 1
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53
06/30/12(5)	5.95	0.02	0.28	0.30	—	—	—	—	6.25	5.04	22,675	1.50	(3)(6)	0.67	(3)(6)	38

Strategic Multi-Asset Portfolio Class 1
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.09	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120
06/30/12(5)	7.30	0.03	0.47	0.50	—	—	—	—	7.80	6.85	21,433	1.72	(3)(6)	0.73	(3)(6)	60

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	06/30/12(5)(6)
Natural Resources Portfolio Class 1	0.00%	0.00%	—%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	—	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	—	0.00	0.00	0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00	0.01	0.00	0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management Corp. (“SAAMCo”), Edge Asset Management, Inc. (“EDGE”) or Wellington Management Company, LLP (“Wellington,” and together with EDGE, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SAAMCo (the “Advisory Agreement”) for a one-year period ending June 30, 2013 at an in-person meeting held on May 29, 2012 (the “Meeting”). The Trust currently consists of eight separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Disinterested Trustees, also approved the continuation of the Subadvisory Agreement between SAAMCo and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio and the Subadvisory Agreement between SAAMCo and EDGE with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2013.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SAAMCo and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided to the Portfolios by SAAMCo and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SAAMCo or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SAAMCo and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information about SAAMCo’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SAAMCo’s and the Subadvisers’ risk management process; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SAAMCo, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices; .

In determining whether to approve the continuation of the Agreements, the Board, including the Disinterested Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SAAMCo and the Subadvisers.    The Board, including the Disinterested Trustees, considered the nature, quality and extent of services provided by SAAMCo. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SAAMCo provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that SAAMCo is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SAAMCo, the Board considered the quality of the administrative and other services provided by SAAMCo to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SAAMCo, that: (i) SAAMCo has been able to retain quality portfolio managers, analysts and other personnel; (ii) SAAMCo has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SAAMCo has been responsive to requests of the Board; and (iv) SAAMCo has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder

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services. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2012, SAAMCo managed, advised and/or administered approximately $46.3 billion in assets. In addition, the Board considered SAAMCo’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SAAMCo’s risk management process. The Board further observed that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. The Board also reviewed SAAMCo’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SAAMCo in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, quality and extent of subadvisory services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SAAMCo. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SAAMCo. In addition, the Board considered each Subadviser’s code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Disinterested Trustees, also considered the investment performance of SAAMCo and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes.

It was noted that performance information was for the periods ended March 31, 2012. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

•

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was at the median of its Peer Group for the one-year period and above the median of its Peer Group for the three- and five-year periods. The Board also considered that the Portfolio’s performance was above the median of its Peer Universe for the one-year, three- and five-year periods. The Board further considered that the Portfolio underperformed its Lipper Index for the one-year period and outperformed its Lipper Index for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

•

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-year period and above the median of its Peer Group and Peer Universe for the three- and five-year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-year period and outperformed its Lipper Index for three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s overall performance was satisfactory.

•

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and five-year periods and above the median of its Peer Group for the three-year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and three-year periods and above the median of its Peer Group for the five-year period. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was being addressed.

•

Growth Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five year periods, below the median of its Peer Universe for the one- and three-year periods, and above the median of its Peer Universe for the five-year period. The Board also considered that the Portfolio underperformed its Lipper Index for the one-year period and outperformed its Lipper Index for the three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was being addressed.

•

Government and Quality Bond Portfolio. The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one- and three-year period and below the median of its Peer Group for the five-year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one-, three- and five-year periods.

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The Board further considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the Portfolio’s strong one- and three-year performance relative to its Peer Group, and concluded that the Portfolio’s overall performance was satisfactory.

•

Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year periods. The Board considered that the Portfolio’s performance was above the median of its Peer Universe for the one- and five-year periods and below the median of its Peer Universe for the three-year period. The Board also considered that the Portfolio outperformed its Lipper Index for the one- and five-year periods and underperformed its Lipper Index for the three-year period. The Board noted management’s discussion regarding the Portfolio’s performance, including the improved one-year performance relative to the Peer Universe and Lipper Index, and concluded that the Portfolio’s overall performance was satisfactory.

•

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and three-year periods and at the median of its Peer Group for the five-year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one-, three- and five-year periods. The Board further considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussions of the Portfolio’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

•

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and three-year periods and above the median of its Peer Group for the five-year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and three-year periods and above the median of its Peer Universe for the five-year period. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, and three-year periods and outperformed its Lipper Index for the five-year period. The Board noted management’s discussions of the Portfolio’s performance, including its relative underperformance over the shorter-term periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s performance

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SAAMCo, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SAAMCo was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SAAMCo to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

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The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SAAMCo to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

•

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and at the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

•

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were at the median of its Peer Group and below the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were at the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints.

•

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

•

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

•

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses.

•

Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

•

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below its Peer Universe.

•

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses.

Profitability.    The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expresses incurred by SAAMCo, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis.

The Board considered the profitability of SAAMCo under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SAAMCo’s affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SAAMCo, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, pursuant to arrangements between SAAMCo and certain affiliated insurance companies, SAAMCo may contribute profits and receive administrative fees with respect to certain annuity products (including the Trust). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from

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SAAMCo and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SAAMCo or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SAAMCo and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SAAMCo, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SAAMCo’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SAAMCo and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SAAMCo and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SAAMCo and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2013. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

1 SunAmerica Center Los Angeles, CA 90067-6121 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.9 (8/12)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 7, 2012

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date: September 7, 2012